UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES



                   INVESTMENT COMPANY ACT FILE NUMBER 811-1800
                           U.S. GLOBAL INVESTORS FUNDS

                               7900 CALLAGHAN ROAD
                              SAN ANTONIO, TX 78229
               (Address of principal executive offices) (Zip code)

                              SUSAN B. MCGEE, ESQ.
                               7900 CALLAGHAN ROAD
                              SAN ANTONIO, TX 78229
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 210-308-1234

                        Date of fiscal year end: JUNE 30

                        Date of reporting period: JUNE 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

U.S. GLOBAL INVESTORS FUNDS


 ANNUAL REPORT


JUNE 30, 2005



 TABLE OF CONTENTS


LETTER TO SHAREHOLDERS                                             1

AWARD WINNING FUNDS                                                5

MANAGEMENT TEAMS' PERSPECTIVES                                     6

EXPENSE EXAMPLE                                                   40

PORTFOLIOS OF INVESTMENTS                                         42

NOTES TO PORTFOLIOS OF INVESTMENTS                                86

STATEMENTS OF ASSETS AND LIABILITIES                              90

STATEMENTS OF OPERATIONS                                          94

STATEMENTS OF CHANGES IN NET ASSETS                               98

NOTES TO FINANCIAL STATEMENTS                                    104

FINANCIAL HIGHLIGHTS                                             114

REPORT OF INDEPENDENT REGISTERED
  PUBLIC ACCOUNTING FIRM                                         119

TRUSTEES AND OFFICERS                                            120

ADDITIONAL INFORMATION                                           123

 NASDAQ SYMBOLS



U.S. TREASURY SECURITIES CASH FUND USTXX

U.S. GOVERNMENT SECURITIES SAVINGS FUND UGSXX

NEAR-TERM TAX FREE FUND                                        NEARX

TAX FREE FUND                                                  USUTX

ALL AMERICAN EQUITY FUND                                       GBTFX

CHINA REGION OPPORTUNITY FUND                                  USCOX

GLOBAL RESOURCES FUND                                          PSPFX

WORLD PRECIOUS MINERALS FUND                                   UNWPX

GOLD SHARES FUND                                               USERX





[USGI Logo]

P.O. Box 781234 San Antonio, Texas 78278-1234
Tel 1*800*US*FUNDS
Fax 210*308*1217
www.usfunds.com

 U.S. GLOBAL INVESTORS FUNDS



DEAR SHAREHOLDER

As we complete another fiscal year for the U.S. Global Investors Fund series, we again are pleased with the markets and the performance of our funds. In fact, all nine of the Investors Fund series [PHOTO] finished the fiscal year in positive territory with four of our five equity funds having double-digit returns. We continue to see strong demand in the commodities market, which has led our Global Resources Fund to return over 60 percent during the last 12 months.

GLOBAL RESOURCES FUND TOTAL RETURNS (ending 6/30/05)

                          Three Year      Five Year        Ten Year       Inception
      One Year            Annualized      Annualized      Annualized      Annualized
    Total Return         Total Return    Total Return    Total Return    Total Return
       60.21%               41.33%          29.11%          13.06%          5.30%

Inception date: 08/03/1983

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Obtain performance data current to the most recent month-end at www.usfunds.com or 1-800-US-FUNDS, option 5.

Please keep in mind that high double-digit and triple-digit returns are highly unusual and cannot be sustained. Recent returns were achieved during favorable market conditions, especially within the Natural Resources sector.

Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk.

As you already know, high double digit returns are not always what the markets deliver, so it is important that we circle back and remind investors of an important investment cycle and a few strategies that we have talked about in the past.

For starters, it is important we revisit the Presidential election cycle. This cycle describes how markets perform differently during certain years of a Presidential election cycle. For example, historically the market performs at its best during the third and fourth year of a Presidential election cycle.

 U.S. GLOBAL INVESTORS FUNDS


This occurs because most Presidents put policies in place to stimulate the economy, which in turn benefits the overall market.

On the flip side, the first year of a Presidential cycle, which we are in now, tends to be the roughest. Presidents like to push their toughest or most controversial policies early in their term. Pushing stimulating policies late in a term may help the President gain popularity in hopes for reelection. PRESIDENTIAL ELECTION CYCLES DO NOT FAVOR ANY POLITICAL PARTY--THE ECONOMIC STIMULATING POLICIES ARE PUT IN PLACE BY WHOEVER IS IN POWER.

You may have heard me talk about this cycle before, but let's see how it has played out with the markets over the past and specifically while George W. Bush has been in office. The following graph charts the average performance of the S&P 500 Index for the last 13 Presidential terms since Dwight Eisenhower took office in 1953 as indicated by the gray line. The chart represents 48 months or the 4 years of a President's term in office. As you can see, on average during the first half of a President's term, the market is relatively flat, or just slightly up or slightly down at any given point. However, during the second half of a President's term, the market has rallied.


           [Presidential Cycle on Cycle Comparison Chart]

Month of the cycle       GW Bush 1st term        Last 13 Cycles          GW Bush 2nd term

          48                 88.7197                136.4888
          47                85.93056                135.3369
          46                82.73732                133.4098
          45                81.59384                132.4815
          44                80.83689                132.3413
          43                80.65241                131.1343
          42                83.51623                130.8638
          41                 82.0404                128.6756
          40                 81.0609                129.2244
          39                82.44522                128.3805
          38                83.81637                127.2166
          37                 82.8054                126.6793
          36                81.39911                126.8812
          35                77.46649                122.4237
          34                76.91818                121.4518
          33                72.91089                124.2562
          32                73.79229                125.1559
          31                72.49654                123.7268
          30                71.33916                122.1418
          29                70.54048                119.4683
          28                67.12396                119.2493
          27                62.09179                115.5354
          26                61.57715                112.6319
          25                62.64229                111.6695
          24                64.40802                106.7919
          23                68.54342                104.8595
          22                64.84286                101.3989
          21                59.68331                98.47699
          20                67.06173                99.70706
          19                66.73597                101.1586
          18                72.46067                100.8077
          17                78.12095                102.1378
          16                 78.8369                102.4944
          15                83.99572                102.8664
          14                81.01917                101.5782
          13                82.73732                100.9828
          12                84.04624                102.1685
          11                83.41447                101.7056
          10                77.58216                100.4451
           9                76.20296                99.53432
           8                82.98475                100.7208
           7                88.66919                102.5551                100.8516
           6                89.63185                100.9249                 100.866
           5                91.93344                101.6825                101.4823
           4                91.46785                100.2676                97.93273
           3                84.94301                99.11031                99.94243
           2                90.77093                99.12434                101.8903
           1                     100                     100                     100




Source: Bloomberg

The S&P 500 Stock Index is a widely recognized capitalization- weighted index of 500 common stock prices in U.S. companies.

 U.S. GLOBAL INVESTORS FUNDS



In the chart, the thin black line represents George W. Bush's first Presidential term and the heavy black line represents his second or current term through June 2005. As you can see, the Presidential cycle has played itself out during President Bush's first term with the second half of the term performing better than the first. You may also notice that during the first 12 months of his first term, the S&P 500 Index was down more than the average since 1953. This reflects the concept that Presidents push tougher or more controversial policies in the first two years of their term and the more favorable economic policies in the third and fourth year. So as you can see from the chart, it is not war, it is economic policies like lower interest rates and tax cuts that stimulate the economy. Additionally, President Bush had the tragic September 11th events happen during the ninth month of his term, which also explains why the market performance in the first half is lower than the average.

During President Bush's current term (indicated by the heavy black line), the markets are performing almost exactly like the historical averages being either up slightly or down slightly at any given time. Like almost everything else in life, investing is about expectations. So it is important to understand the Presidential election cycle, which may help you manage your expectations with the markets.

One of the older investing strategies or cliches I am sure you have heard of is "dollar cost averaging." The reason I refer to this as an old cliche is because although it is a time-tested strategy that works, the term lost some of its impact during the late 1990's when the markets only went up. Dollar cost averaging is investing a fixed-dollar amount into a particular investment on a regular schedule, regardless of the share price. The investor benefits by buying more shares when the price is low and fewer shares when the price is high.

To give you a real example of how dollar cost averaging works, let's use the market's statistics during President Bush's first Presidential cycle, the same four-year period mentioned above. Assume you put $10,000 into the S&P 500 at the beginning of President Bush's four-year term on January 1, 2001. On December 31, 2004, or the end of President Bush's first four-year term, the value of your investment would be $9,794. During that four-year period your investment would have lost a little over 2%. However, if you had invested $208.33 each month during the same period (for a total of $10,000), the value of your investment would have been $12,095 at the end of the four-year term, returning over 20%.

Dollar cost averaging is a great way to buy into the markets and may work especially well during the first part of a Presidential election cycle. It is also easy to set up; ask one of our Investor Representatives about our ABC Investment Plan(R).

 U.S. GLOBAL INVESTORS FUNDS



It is also important to diversify between different asset classes. Roger Gibson, best-selling author on asset allocation, recommends that investors should consider allocating equally between the four major asset classes including fixed income, domestic equities, global equities and hard assets (commodities, real estate, precious minerals, etc.). He also stresses the importance of rebalancing between these asset classes. Rebalancing allows you to take advantage of swings in the market. We recommend rebalancing your portfolio annually, usually at year-end or on some other date you may remember, like your birthday. Rebalancing allows you to take profits when certain sectors have appreciated and take advantage of a buying opportunity in down sectors.

Investments can have wide price swings during any given year. But over time, they usually revert to their long-term averages. This principle is called "mean reversion." Understanding mean reversion, and how it works in the markets, highlights the importance of rebalancing and using a disciplined dollar cost averaging plan.

Sincerely,

/s/ Frank Holmes

Frank E. Holmes
Chairman, Chief Investment Officer and CEO
U.S. Global Investors, Inc.

Please consider carefully the fund's investment objectives, risks, charges and expenses. For this and other important information, obtain a fund prospectus by visiting www.usfunds.com or by calling 1-800-US-FUNDS (1-800-873-8637). Read it carefully before investing. Distributed by U.S. Global Brokerage, Inc.

A program of regular investing doesn't assure a profit or protect against loss in a declining market. You should evaluate your ability to continue in such a program in view of the possibility that you may have to redeem fund shares in periods of declining share prices as well as in periods of rising prices.

Diversification does not protect an investor from market risks and does not assure a profit.

 U.S. GLOBAL INVESTORS FUNDS


AWARD WINNING FUNDS

Two U.S. Global Investors funds were named Best Funds in their respective categories. The two prestigious awards were presented by Lipper for achieving a strong trend of consistent risk-adjusted performance, relative to its peers, for the three-year period ending December 31, 2004.

GLOBAL RESOURCES
FUND (PSPFX)

Best Natural Resources Fund
Award Selected out of 72 funds.

                                                             [Lipper Fund Award]

CHINA REGION OPPORTUNITY
FUND (USCOX)

Best China Region Fund
Award Selected out of 22
funds.

                                                             [Lipper Fund Award]


                                LIPPER DISCLAIMER

The Lipper ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Total Return, Consistent Return, Preservation, Tax Efficiency, and Expense metrics over the past three years. The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2004, Reuters, All Rights Reserved.

Although Lipper makes reasonable efforts to ensure the accuracy and reliability of the data contained herein, the accuracy is not guaranteed by Lipper. Users acknowledge that they have not relied upon any warranty, condition, guarantee, or representation made by Lipper. Any use of the data for analyzing, managing, or trading financial instruments is at the user's own risk. This is not an offer to buy or sell securities.

 MONEY MARKET FUNDS


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The U.S. Treasury Securities Cash Fund seeks to obtain a high level of current income while maintaining the highest degree of safety of principal and liquidity. The U.S. Government Securities Savings Fund seeks to achieve a consistently high yield with safety of principal.

PERFORMANCE

 U.S. TREASURY SECURITIES CASH FUND              As of June 30, 2005

   7-Day Yield                                              2.46%
   ---------------------------------------------------------------
   7-Day Effective Yield                                    2.49%
   ---------------------------------------------------------------
   Weighted Average Days to Maturity                          51


 U.S. GOVERNMENT SECURITIES SAVINGS FUND As of June 30, 2005

   7-Day Yield                                              2.61%
   ---------------------------------------------------------------
   7-Day Effective Yield                                    2.64%
   ---------------------------------------------------------------
   Weighted Average Days to Maturity                          50

An investment in either the U.S. Government Securities Savings Fund or the U.S. Treasury Securities Cash Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investments at $1.00 per share, it is possible to lose money by investing in the funds.

THE YEAR IN REVIEW - ECONOMIC AND
POLITICAL ISSUES THAT AFFECTED THE FUND

The Federal Reserve (Fed) began "normalizing" interest rates in June of 2004 and has continued that process for the last 12 months. The Fed has raised interest rates by 25 basis points nine times during the fiscal year, bringing the Fed Funds rate to 3.25 percent at the end of June 2005. The economy continued to improve with gross domestic product (GDP) growth in the 4 percent range for the past year and a gradual improvement in the employment picture. Inflation expectations remain contained, and this has allowed the market to take the interest rate increases in stride. Short-term bond yields moved up in-line with the rate increases. Yields on the three-month T-Bill rose 184 basis points to
3.09 percent, and yields on the six-month T-Bill moved up 165 basis points to
3.26 percent. One-year agency discount note yields moved up 138 basis points to
3.71 percent.

 MONEY MARKET FUNDS


INVESTMENT HIGHLIGHTS

The U.S. Government Securities Savings Fund outperformed the Lipper government-only money market funds for the year ending June 30, 2005, returning
1.70 percent. The U.S. Treasury Securities Cash Fund underperformed the Lipper treasury money market funds for the year ending June 30, 2005, returning 1.12 percent.

For much of the period, the U.S. Government Securities Savings Fund took a laddered approach by buying fixed-rate securities across the money market spectrum. The fund averaged a weighted average maturity of 54 days, which was longer than the peer group average. This proved beneficial as the Fed took a measured approach to rate increases, which met market expectations. The fund took advantage of these progressively higher yields by selectively extending its ladder out through 2005 and into 2006. The U.S. Treasury Securities Cash Fund followed a similar laddered strategy, averaging a weighted average maturity of 48 days. The fund took advantage of the volatility of short-term trading opportunities to add to positions.

CURRENT OUTLOOK

Economic growth is solid. Inflation expectations remain contained, but the Fed still has some work to do in removing their accommodative monetary policy. GDP growth estimates for the second half of 2005 are in the 3.5 percent range, with expectations for some slowing as we head toward year-end. This is a healthy pace of expansion and allows the Fed considerable flexibility. Worldwide growth is likely to slow as we move through 2005, as foreign central banks are further along the tightening path than the Fed. Corporate profits have peaked in this economic cycle, and an economic slowdown in 2006 is the most likely scenario. The Fed is twelve months into this interest rate up cycle and appears convinced more is needed. Current expectations are for the Fed to raise interest rates to about 4 percent by the end of 2005.

 TAX FREE FUNDS



MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

Our Tax Free Fund and Near-Term Tax Free Fund seek to provide a high level of current income that is exempt from federal income taxation and to preserve capital. The Near-Term Tax Free Fund will maintain a weighted average maturity of less than five years, while the Tax Free Fund will generally maintain a longer weighted average maturity.

PERFORMANCE

 NEAR-TERM TAX FREE FUND

                       [Near-Term Tax Free Fund Graph]

                      Near-Term           Lehman 3-Year
   Date             Tax Free Fund      Municipal Bond Index
   ----             -------------      --------------------

 6/30/1995            $10,000.00            $10,000.00
 7/31/1995            $10,057.31            $10,105.28
 8/31/1995            $10,105.20            $10,184.41
 9/30/1995            $10,134.04            $10,213.38
10/31/1995            $10,172.65            $10,262.14
11/30/1995            $10,240.47            $10,327.85
12/31/1995            $10,269.64            $10,370.24
 1/31/1996            $10,347.89            $10,451.49
 2/29/1996            $10,347.89            $10,453.61
 3/31/1996            $10,298.66            $10,428.18
 4/30/1996            $10,298.66            $10,440.90
 5/31/1996            $10,308.57            $10,450.08
 6/30/1996            $10,368.27            $10,512.26
 7/31/1996            $10,428.20            $10,570.90
 8/31/1996            $10,458.29            $10,586.45
 9/30/1996            $10,528.75            $10,650.75
10/31/1996            $10,599.48            $10,724.93
11/30/1996            $10,711.05            $10,825.27
12/31/1996            $10,711.05            $10,830.21
 1/31/1997            $10,751.97            $10,877.55
 2/28/1997            $10,811.53            $10,930.54
 3/31/1997            $10,739.39            $10,874.02
 4/30/1997            $10,792.15            $10,920.65
 5/31/1997            $10,892.91            $11,009.68
 6/30/1997            $10,975.26            $11,074.68
 7/31/1997            $11,158.35            $11,206.11
 8/31/1997            $11,100.62            $11,184.20
 9/30/1997            $11,204.88            $11,264.04
10/31/1997            $11,253.51            $11,314.21
11/30/1997            $11,289.57            $11,346.71
12/31/1997            $11,407.68            $11,423.73
 1/31/1998            $11,499.54            $11,499.33
 2/28/1998            $11,494.18            $11,523.35
 3/31/1998            $11,489.88            $11,541.72
 4/30/1998            $11,474.78            $11,526.18
 5/31/1998            $11,599.27            $11,632.87
 6/30/1998            $11,636.19            $11,671.73
 7/31/1998            $11,671.19            $11,714.12
 8/31/1998            $11,802.94            $11,827.88
 9/30/1998            $11,917.56            $11,902.78
10/31/1998            $11,912.03            $11,960.72
11/30/1998            $11,929.76            $11,989.68
12/31/1998            $11,936.43            $12,018.65
 1/31/1999            $12,041.30            $12,127.46
 2/28/1999            $12,012.20            $12,140.89
 3/31/1999            $12,022.30            $12,151.49
 4/30/1999            $12,060.61            $12,188.93
 5/31/1999            $12,026.70            $12,171.27
 6/30/1999            $11,909.95            $12,098.49
 7/31/1999            $11,966.83            $12,158.55
 8/31/1999            $11,930.29            $12,173.39
 9/30/1999            $11,963.52            $12,219.32
10/31/1999            $11,941.69            $12,220.73
11/30/1999            $12,008.54            $12,274.43
12/31/1999            $11,984.25            $12,254.65
 1/31/2000            $11,969.15            $12,276.55
 2/29/2000            $12,008.77            $12,315.41
 3/31/2000            $12,109.34            $12,379.00
 4/30/2000            $12,077.65            $12,380.41
 5/31/2000            $12,064.70            $12,393.13
 6/30/2000            $12,225.41            $12,549.99
 7/31/2000            $12,338.06            $12,651.70
 8/31/2000            $12,446.33            $12,747.28
 9/30/2000            $12,440.36            $12,750.96
10/31/2000            $12,520.66            $12,823.26
11/30/2000            $12,575.98            $12,874.73
12/31/2000            $12,761.85            $13,018.11
 1/31/2001            $12,895.04            $13,215.71
 2/28/2001            $12,922.99            $13,267.39
 3/31/2001            $13,007.11            $13,360.66
 4/30/2001            $12,952.05            $13,341.13
 5/31/2001            $13,057.63            $13,462.66
 6/30/2001            $13,106.90            $13,522.61
 7/31/2001            $13,224.26            $13,633.47
 8/31/2001            $13,365.55            $13,773.44
 9/30/2001            $13,402.85            $13,843.72
10/31/2001            $13,497.60            $13,933.76
11/30/2001            $13,410.04            $13,889.26
12/31/2001            $13,351.08            $13,876.00
 1/31/2002            $13,529.76            $14,052.23
 2/28/2002            $13,643.35            $14,157.62
 3/31/2002            $13,437.06            $13,946.67
 4/30/2002            $13,673.29            $14,151.69
 5/31/2002            $13,738.27            $14,233.77
 6/30/2002            $13,846.90            $14,356.18
 7/31/2002            $13,963.47            $14,468.16
 8/31/2002            $14,090.64            $14,560.75
 9/30/2002            $14,277.40            $14,675.78
10/31/2002            $14,145.73            $14,595.07
11/30/2002            $14,110.79            $14,599.44
12/31/2002            $14,311.81            $14,809.68
 1/31/2003            $14,333.91            $14,857.07
 2/28/2003            $14,465.52            $14,952.15
 3/31/2003            $14,462.91            $14,934.21
 4/30/2003            $14,520.50            $14,974.53
 5/31/2003            $14,722.50            $15,089.84
 6/30/2003            $14,673.87            $15,065.69
 7/31/2003            $14,388.03            $14,930.10
 8/31/2003            $14,487.03            $15,006.25
 9/30/2003            $14,760.89            $15,231.34
10/31/2003            $14,690.60            $15,159.75
11/30/2003            $14,734.47            $15,174.91
12/31/2003            $14,785.10            $15,206.78
 1/31/2004            $14,843.87            $15,260.00
 2/29/2004            $14,980.39            $15,389.71
 3/31/2004            $14,937.48            $15,348.16
 4/30/2004            $14,741.18            $15,193.14
 5/31/2004            $14,679.19            $15,133.89
 6/30/2004            $14,703.50            $15,161.13
 7/31/2004            $14,805.05            $15,271.81
 8/31/2004            $14,961.10            $15,432.16
 9/30/2004            $14,993.75            $15,449.14
10/31/2004            $15,027.82            $15,492.39
11/30/2004            $14,966.34            $15,418.03
12/31/2004            $15,044.39            $15,478.16
 1/31/2005            $15,064.98            $15,458.04
 2/28/2005            $15,030.59            $15,411.67
 3/31/2005            $14,927.17            $15,360.81
 4/30/2005            $15,030.83            $15,439.15
 5/31/2005            $15,072.39            $15,466.94
 6/30/2005            $15,107.12            $15,545.82


 AVERAGE ANNUAL PERFORMANCE                          For the Years Ended
                                                                   June 30, 2005

                                           One Year  Five Year  Ten Year
  Near-Term Tax Free Fund                   2.75%      4.32%     4.21%
  ----------------------------------------------------------------------
  Lehman 3-Year Municipal Bond Index        2.54%      4.37%     4.51%

  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The Lehman Brothers 3-Year Municipal Bond Index is a total return benchmark designed for municipal assets. The index includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least 50 million, have an amount outstanding of at least 5 million and have a maturity of two to four years.

  The Adviser limited the fund's total operating expenses to 0.45% for the year ended June 30, 2005.

 TAX FREE FUNDS



 TAX FREE FUND

                            [Tax Free Fund Graph]

                                         Lehman 10-Year
   Date             Tax Free Fund      Municipal Bond Index
   ----             -------------      --------------------

 6/30/1995            $10,000.00            $10,000.00
 7/31/1995            $10,051.95            $10,146.79
 8/31/1995            $10,147.52            $10,284.55
 9/30/1995            $10,217.32            $10,350.33
10/31/1995            $10,340.00            $10,469.74
11/30/1995            $10,472.00            $10,610.32
12/31/1995            $10,569.20            $10,675.25
 1/31/1996            $10,631.32            $10,783.37
 2/29/1996            $10,577.86            $10,739.05
 3/31/1996            $10,452.57            $10,605.52
 4/30/1996            $10,425.63            $10,567.98
 5/31/1996            $10,434.65            $10,538.34
 6/30/1996            $10,525.23            $10,638.55
 7/31/1996            $10,616.12            $10,740.46
 8/31/1996            $10,616.12            $10,740.74
 9/30/1996            $10,744.46            $10,851.12
10/31/1996            $10,836.45            $10,988.31
11/30/1996            $11,002.74            $11,210.76
12/31/1996            $10,974.91            $11,160.23
 1/31/1997            $11,012.18            $11,204.27
 2/28/1997            $11,103.87            $11,309.85
 3/31/1997            $10,999.59            $11,158.25
 4/30/1997            $11,092.98            $11,240.40
 5/31/1997            $11,233.19            $11,399.62
 6/30/1997            $11,359.69            $11,525.52
 7/31/1997            $11,641.53            $11,849.31
 8/31/1997            $11,542.76            $11,734.42
 9/30/1997            $11,668.88            $11,883.19
10/31/1997            $11,723.98            $11,946.14
11/30/1997            $11,792.89            $12,001.47
12/31/1997            $11,972.07            $12,190.89
 1/31/1998            $12,076.73            $12,326.11
 2/28/1998            $12,061.02            $12,325.26
 3/31/1998            $12,049.19            $12,316.79
 4/30/1998            $11,998.74            $12,249.04
 5/31/1998            $12,193.42            $12,457.37
 6/30/1998            $12,235.30            $12,503.11
 7/31/1998            $12,274.41            $12,523.15
 8/31/1998            $12,467.74            $12,740.80
 9/30/1998            $12,615.37            $12,930.22
10/31/1998            $12,572.75            $12,935.86
11/30/1998            $12,630.82            $12,974.54
12/31/1998            $12,644.12            $13,014.91
 1/31/1999            $12,792.26            $13,214.21
 2/28/1999            $12,707.60            $13,095.64
 3/31/1999            $12,729.35            $13,088.87
 4/30/1999            $12,764.71            $13,123.87
 5/31/1999            $12,651.99            $13,031.84
 6/30/1999            $12,404.81            $12,789.63
 7/31/1999            $12,430.04            $12,875.45
 8/31/1999            $12,270.71            $12,828.03
 9/30/1999            $12,266.47            $12,871.22
10/31/1999            $12,068.59            $12,780.32
11/30/1999            $12,215.98            $12,920.05
12/31/1999            $12,084.06            $12,852.87
 1/31/2000            $11,961.92            $12,800.36
 2/29/2000            $12,130.17            $12,900.86
 3/31/2000            $12,452.77            $13,151.82
 4/30/2000            $12,355.38            $13,085.76
 5/31/2000            $12,253.24            $13,008.13
 6/30/2000            $12,599.55            $13,361.56
 7/31/2000            $12,780.02            $13,546.92
 8/31/2000            $12,976.72            $13,756.42
 9/30/2000            $12,879.65            $13,693.45
10/31/2000            $13,045.40            $13,833.54
11/30/2000            $13,151.12            $13,908.09
12/31/2000            $13,503.32            $14,235.84
 1/31/2001            $13,626.80            $14,419.61
 2/28/2001            $13,649.55            $14,443.80
 3/31/2001            $13,769.38            $14,566.95
 4/30/2001            $13,590.67            $14,386.49
 5/31/2001            $13,730.95            $14,543.09
 6/30/2001            $13,835.95            $14,629.58
 7/31/2001            $14,035.10            $14,831.17
 8/31/2001            $14,270.95            $15,082.54
 9/30/2001            $14,207.99            $15,062.79
10/31/2001            $14,377.55            $15,248.71
11/30/2001            $14,201.50            $15,051.33
12/31/2001            $14,017.80            $14,893.53
 1/31/2002            $14,269.55            $15,175.02
 2/28/2002            $14,454.59            $15,392.02
 3/31/2002            $14,135.76            $15,074.95
 4/30/2002            $14,452.14            $15,424.69
 5/31/2002            $14,526.44            $15,497.18
 6/30/2002            $14,691.19            $15,689.35
 7/31/2002            $14,866.08            $15,898.02
 8/31/2002            $15,019.83            $16,104.69
 9/30/2002            $15,323.38            $16,489.59
10/31/2002            $15,071.24            $16,189.48
11/30/2002            $14,982.01            $16,056.73
12/31/2002            $15,279.93            $16,408.37
 1/31/2003            $15,230.72            $16,321.41
 2/28/2003            $15,425.42            $16,603.77
 3/31/2003            $15,409.36            $16,612.07
 4/30/2003            $15,510.94            $16,735.00
 5/31/2003            $15,874.80            $17,213.62
 6/30/2003            $15,791.38            $17,130.99
 7/31/2003            $15,174.71            $16,411.49
 8/31/2003            $15,303.67            $16,552.63
 9/30/2003            $15,724.24            $17,110.45
10/31/2003            $15,629.82            $16,980.41
11/30/2003            $15,743.44            $17,163.80
12/31/2003            $15,843.42            $17,345.74
 1/31/2004            $15,937.36            $17,418.59
 2/29/2004            $16,166.49            $17,725.16
 3/31/2004            $16,087.38            $17,624.12
 4/30/2004            $15,707.28            $17,137.70
 5/31/2004            $15,659.80            $17,147.98
 6/30/2004            $15,594.17            $17,204.57
 7/31/2004            $15,736.17            $17,440.27
 8/31/2004            $15,960.05            $17,822.21
 9/30/2004            $16,026.23            $17,916.67
10/31/2004            $16,135.49            $18,060.01
11/30/2004            $16,001.14            $17,855.93
12/31/2004            $16,181.69            $18,066.63
 1/31/2005            $16,294.56            $18,220.19
 2/28/2005            $16,212.95            $18,105.41
 3/31/2005            $16,111.29            $17,946.08
 4/30/2005            $16,331.23            $18,294.23
 5/31/2005            $16,426.91            $18,416.80
 6/30/2005            $16,494.91            $18,523.62

 AVERAGE ANNUAL PERFORMANCE                          For the Years Ended
                                                                   June 30, 2005

                                           One Year  Five Year  Ten Year
  Tax Free Fund                             5.78%      5.53%     5.13%
  ----------------------------------------------------------------------
  Lehman 10-Year Municipal Bond Index       7.67%      6.75%     6.35%

  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The Lehman Brothers 10-Year Municipal Bond Index is a total return benchmark designed for long-term municipal assets. The index includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least 50 million, have an amount outstanding of at least 5 million and have a maturity of 8 to 12 years.

  The Adviser limited the fund's total operating expenses to 0.70% for the year ended June 30, 2005.

THE YEAR IN REVIEW - ECONOMIC AND
POLITICAL ISSUES THAT AFFECTED THE FUND

Municipals rallied strongly over the past year, beginning in July 2004 as bond yields topped out just prior to the beginning of the Fed's higher interest rate cycle. This price action was very unusual, as historically bonds tend to move with Fed Funds, especially early in the cycle, but that did not occur over the past year. Bond yields began falling in earnest during August and stabilized by September, then began trading in a sideways pattern through the end of 2004. Yields moved higher in March as inflation concerns began to creep back into the market, but then proceeded to fall through June 2005. The long end of the municipal yield curve rallied the

 TAX FREE FUNDS


most during the past year, as these bonds are most influenced by long-term inflation expectations and least impacted by Fed Funds changes. Overall, bond yields fell as the Fed was raising interest rates due to falling inflation expectations. Year-over-year inflation data began falling in late summer 2004, but spiked up in the last few months of 2004 and again in early 2005. This was primarily attributed to energy prices, which many believe are transitory. Economic data was positive, and job creation began to pick up. The Fed increased interest rates by 225 basis points in the past twelve months. Once again by a wide margin, the best performing municipal sector over the past twelve months has been the industrial development sector. The sector is leveraged to volatile tobacco-backed municipals, which received favorable court rulings over the past year. The high yield portion of the municipal market, which is tied to airline-backed bonds, also posted very strong returns over the past year.

INVESTMENT HIGHLIGHTS

STRENGTHS

* Both funds maintained an overweight position in education-related municipals, which outperformed over the past year.

* The Tax Free Fund was also significantly overweight in the medical/hospital sector, which was the second best performing sector over the past year.

* Both funds took advantage of general market weakness and extended the average maturity throughout the year, which added to performance.

WEAKNESSES

* In the past year, both funds were conservatively positioned from an interest rate standpoint due to the rising interest rate environment. The funds took less interest rate risk, which detracted from the overall total return as bonds rallied.

* The fund's lack of exposure to risky airline and tobacco-backed bonds was detrimental to performance, as these two sectors were by far the best performers over the past twelve months.

* The fund's conservative credit profile detracted from performance as issues with lower credit ratings generally outperformed the market.

 TAX FREE FUNDS


CURRENT OUTLOOK

OPPORTUNITIES

* Market sentiment remains negative, as many still believe bond yields must move higher. This likely remains a contrarian indicator and provides an opportunity to extend maturity on market weakness.

* With the strong performance of high-yield-related securities, odds favor a reversal, so issues with higher-quality credit may outperform over the next year.

* The market and the Fed appear to have diverging views on the market and the economy. This increases both the likelihood of a volatile market and buying opportunities.

THREATS

* Inflation has remained contained, but as commodity prices remain strong, inflation remains a threat to the market.

* A Chinese currency revaluation would drive treasury yields higher, and municipals would likely follow.

* A stronger equity market may also divert fund flows from bonds and incrementally impact yields.

 TAX FREE FUNDS


 NEAR-TERM TAX FREE FUND
 MUNICIPAL BOND RATINGS
 (BASED ON TOTAL MUNICIPAL BONDS)                      June 30, 2005

                                 [Pie Chart]

AAA        38.34%
AA         33.04%
A          22.01%
BBB         4.23%
BB          0.89%
B           1.49%


 TAX FREE FUND
 MUNICIPAL BOND RATINGS
 (BASED ON TOTAL MUNICIPAL BONDS)                      June 30, 2005

                                 [Pie Chart]

AAA        52.77%
AA         18.16%
A          20.16%
BBB         8.91%

 ALL AMERICAN EQUITY FUND


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The principal objective of the All American Equity Fund is to seek capital appreciation by investing primarily in a broadly diversified portfolio of domestic common stocks. The fund invests in large-capitalization stocks, while retaining the flexibility to seek out promising individual stock opportunities. The fund seeks capital appreciation and does not emphasize income.

PERFORMANCE

 ALL AMERICAN EQUITY FUND

                      [All American Equity Fund Graph]

                    All American
   Date             Equity Fund          S&P 500 Index
   ----             -----------          -------------

 6/30/1995           $10,000.00            $10,000.00
 7/31/1995           $10,253.98            $10,331.63
 8/31/1995           $10,209.16            $10,357.60
 9/30/1995           $10,647.41            $10,794.71
10/31/1995           $10,677.46            $10,756.13
11/30/1995           $11,073.11            $11,228.31
12/31/1995           $11,238.38            $11,444.59
 1/31/1996           $11,585.02            $11,834.11
 2/29/1996           $11,710.62            $11,943.83
 3/31/1996           $11,801.05            $12,058.80
 4/30/1996           $11,972.52            $12,236.59
 5/31/1996           $12,345.71            $12,552.17
 6/30/1996           $12,431.45            $12,600.05
 7/31/1996           $12,001.03            $12,043.37
 8/31/1996           $12,168.13            $12,297.42
 9/30/1996           $12,785.91            $12,989.58
10/31/1996           $13,050.37            $13,347.84
11/30/1996           $13,970.92            $14,356.76
12/31/1996           $13,742.05            $14,072.29
 1/31/1997           $14,685.24            $14,951.46
 2/28/1997           $14,701.05            $15,068.64
 3/31/1997           $14,134.08            $14,449.76
 4/30/1997           $15,096.45            $15,312.12
 5/31/1997           $15,947.77            $16,244.37
 6/30/1997           $16,618.78            $16,972.14
 7/31/1997           $17,636.91            $18,322.58
 8/31/1997           $16,730.14            $17,296.11
 9/30/1997           $17,494.26            $18,243.36
10/31/1997           $16,957.21            $17,634.09
11/30/1997           $17,627.20            $18,450.41
12/31/1997           $17,906.36            $18,767.27
 1/31/1998           $18,257.68            $18,974.85
 2/28/1998           $19,398.11            $20,343.41
 3/31/1998           $20,296.40            $21,385.17
 4/30/1998           $20,605.24            $21,600.32
 5/31/1998           $20,307.24            $21,229.06
 6/30/1998           $21,157.35            $22,091.36
 7/31/1998           $21,091.91            $21,856.12
 8/31/1998           $18,327.28            $18,696.22
 9/30/1998           $19,492.57            $19,893.91
10/31/1998           $20,722.47            $21,512.12
11/30/1998           $22,017.96            $22,815.93
12/31/1998           $23,070.65            $24,130.70
 1/31/1999           $23,891.79            $25,139.75
 2/28/1999           $23,171.88            $24,358.44
 3/31/1999           $23,767.49            $25,332.98
 4/30/1999           $24,354.06            $26,314.01
 5/31/1999           $23,953.61            $25,692.60
 6/30/1999           $25,280.17            $27,118.52
 7/31/1999           $24,427.71            $26,271.75
 8/31/1999           $24,111.57            $26,141.78
 9/30/1999           $23,375.41            $25,425.13
10/31/1999           $24,783.36            $27,034.04
11/30/1999           $25,145.24            $27,583.60
12/31/1999           $26,441.24            $29,208.17
 1/31/2000           $25,120.90            $27,740.68
 2/29/2000           $24,581.28            $27,215.56
 3/31/2000           $26,740.90            $29,877.89
 4/30/2000           $26,080.13            $28,979.12
 5/31/2000           $25,333.18            $28,384.55
 6/30/2000           $25,968.67            $29,084.32
 7/31/2000           $25,273.18            $28,629.61
 8/31/2000           $26,951.54            $30,407.92
 9/30/2000           $24,945.55            $28,802.59
10/31/2000           $24,037.40            $28,680.82
11/30/2000           $21,344.97            $26,419.64
12/31/2000           $21,468.16            $26,548.95
 1/31/2001           $21,651.65            $27,490.88
 2/28/2001           $19,016.75            $24,984.21
 3/31/2001           $17,667.75            $23,401.45
 4/30/2001           $19,299.29            $25,219.99
 5/31/2001           $19,189.05            $25,388.96
 6/30/2001           $18,707.67            $24,771.03
 7/31/2001           $18,281.16            $24,527.18
 8/31/2001           $16,906.03            $22,991.73
 9/30/2001           $16,156.69            $21,135.09
10/31/2001           $16,347.98            $21,538.12
11/30/2001           $17,333.87            $23,190.23
12/31/2001           $17,378.01            $23,393.39
 1/31/2002           $16,789.42            $23,052.00
 2/28/2002           $16,377.41            $22,607.44
 3/31/2002           $17,127.86            $23,457.69
 4/30/2002           $16,274.41            $22,035.50
 5/31/2002           $17,414.80            $21,873.16
 6/30/2002           $15,597.54            $20,314.93
 7/31/2002           $13,537.49            $18,731.48
 8/31/2002           $13,787.63            $18,854.46
 9/30/2002           $12,573.68            $16,805.37
10/31/2002           $13,199.05            $18,284.52
11/30/2002           $13,250.55            $19,360.73
12/31/2002           $12,757.61            $18,223.32
 1/31/2003           $12,588.39            $17,745.94
 2/28/2003           $12,382.38            $17,479.68
 3/31/2003           $12,566.32            $17,649.39
 4/30/2003           $13,515.41            $19,103.18
 5/31/2003           $14,118.71            $20,109.67
 6/30/2003           $14,089.28            $20,366.21
 7/31/2003           $14,435.08            $20,725.29
 8/31/2003           $14,928.02            $21,129.49
 9/30/2003           $14,722.02            $20,905.10
10/31/2003           $15,825.61            $22,087.70
11/30/2003           $16,392.13            $22,282.03
12/31/2003           $16,752.64            $23,450.61
 1/31/2004           $16,804.14            $23,881.04
 2/29/2004           $17,024.86            $24,212.97
 3/31/2004           $16,899.78            $23,847.69
 4/30/2004           $15,950.69            $23,473.32
 5/31/2004           $16,149.34            $23,795.44
 6/30/2004           $16,576.06            $24,258.14
 7/31/2004           $15,634.32            $23,455.27
 8/31/2004           $15,597.54            $23,550.15
 9/30/2004           $16,083.12            $23,805.21
10/31/2004           $16,325.91            $24,168.89
11/30/2004           $17,311.79            $25,146.80
12/31/2004           $17,598.73            $26,002.51
 1/31/2005           $17,179.36            $25,368.70
 2/28/2005           $17,804.74            $25,902.56
 3/31/2005           $17,510.44            $25,443.88
 4/30/2005           $16,907.14            $24,961.33
 5/31/2005           $17,591.37            $25,755.56
 6/30/2005           $18,003.38            $25,792.11

 AVERAGE ANNUAL PERFORMANCE                          For the Years Ended
                                                                   June 30, 2005

                                           One Year  Five Year  Ten Year
  All American Equity Fund                  8.61%     (7.06)%    6.05%
  ----------------------------------------------------------------------
  S&P 500 Index                             6.32%     (2.37)%    9.93%

  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The Adviser limited the fund's total operating expenses to 1.75% for the year ended June 30, 2005.

 ALL AMERICAN EQUITY FUND


THE YEAR IN REVIEW - ECONOMIC AND
POLITICAL ISSUES THAT AFFECTED THE FUND

Critical drivers that drove the market higher include the following:

* President Bush was sworn in for his second term with a domestic agenda focusing on creating private Social Security accounts.

* The Fed increased the Fed Funds rate nine times to finish the fiscal year at
  3.25 percent.

* The Presidential election cycle has held true to form thus far in 2005, as the markets are slightly negative through June 30, 2005.

* Earnings, on a top-down basis on the S&P 500, were estimated to rise 8 percent over June 2004 levels.

Although the Fed started the year focused on inflation, inflation seemed to become less of a concern as the year-over-year change in the consumer price index (CPI) fell from 3.0 percent at the start of the time period to 2.5 percent at the end. Still, given the strength in the U.S. economy, the Fed continued on their campaign of raising interest rates.

The job situation continued to improve as the unemployment rate fell to 5.0 percent at the end of the six-month time period from 5.5 percent at the start of it. Oil prices stayed above the $42 per barrel price range, and managed to close above $60 a barrel once during the six months.

On the political front, President Bush's approval ratings worsened as the year moved on. Continued violence in Iraq and few gains on the domestic front seemed to test people's patience.

INVESTMENT HIGHLIGHTS

STRENGTHS

* The energy sector was the best performing sector during the fiscal year. The price of a barrel of oil continued to move higher on concerns about supply relative to growth in demand from both China and India.

* Utilities were the second best performing sector as bond rates approached 4 percent and yield-hungry investors looked to utility stocks for income.

* Aside from energy, both the hospital industry and managed care industry performed very well as reduced bad debt expense helped earnings grow at the hospital companies and moderating healthcare costs improved the bottom line at HMO companies.

 ALL AMERICAN EQUITY FUND


WEAKNESSES

* The materials sector was one of the worst performing sectors during the time period. High oil prices served as a negative for margins for the chemical companies. In addition, both paper and steel companies were among the worst performing industry groups as companies within both industries lowered guidance.

* Internet retail was one of the poorest performing industries on the back of an earnings miss by eBay, Inc.(1) as well as lowered guidance as the company is spending today to increase profitability tomorrow.

* The auto companies were also lower as both Ford Motor Co.(2) and General Motors Corp(2) had their debt ratings lowered close to junk status.

CURRENT OUTLOOK

OPPORTUNITIES

* Stock selection will be the key to performance over the next 12 months. Our model of looking for revenue and earnings acceleration will help pick the fastest growing companies.

* Our use of oscillators will allow for timely accumulation of stock as well as opportune profit taking.

* A Goldilocks economy could propel the market higher as growth resumes with little inflation.

THREATS

* A global slowdown could weigh on the equity markets.

* Trade tensions between the U.S. and China may mount as we move closer to resolution on takeovers and currency revaluation.

* Home prices could fall in the face of higher interest rates.



(1)This security comprised 0.86 percent of the total net assets of the fund as of June 30, 2005.

(2)The fund did not hold this security as of June 30, 2005.

 ALL AMERICAN EQUITY FUND


 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS      June 30, 2005

   GOLDCORP, INC.                                           4.04%
     GOLD MINING
   ---------------------------------------------------------------
   UNITEDHEALTH GROUP, INC.                                 2.38%
     MEDICAL - HMO
   ---------------------------------------------------------------
   TOLL BROTHERS, INC.                                      2.32%
     CONSTRUCTION
   ---------------------------------------------------------------
   MOTOROLA, INC.                                           2.22%
     WIRELESS EQUIPMENT
   ---------------------------------------------------------------
   COACH, INC.                                              2.04%
     APPAREL
   ---------------------------------------------------------------
   GILEAD SCIENCES, INC.                                    2.01%
     THERAPEUTICS
   ---------------------------------------------------------------
   TEXAS INSTRUMENTS, INC.                                  1.99%
     ELECTRONICS & COMPONENTS
   ---------------------------------------------------------------
   PATTERSON-UTI ENERGY, INC.                               1.98%
     OIL & GAS DRILLING
   ---------------------------------------------------------------
   PHILADELPHIA CONSOLIDATED HOLDING CORP.                  1.94%
     INSURANCE
   ---------------------------------------------------------------
   CITIGROUP, INC.                                          1.76%
     FINANCIAL SERVICES

 ALL AMERICAN EQUITY FUND


 PORTFOLIO ALLOCATION
 BASED ON TOTAL INVESTMENTS                            June 30, 2005

                                 [Pie Chart]


Information Technology          16.54%
Financials                      15.25%
Consumer Discretion             15.13%
Healthcare                      13.53%
Cash Equivalent                  9.97%
Industrials                      6.95%
Energy                           6.66%
Utilities                        3.38%
Materials                        5.73%
Other                            6.86%

 CHINA REGION OPPORTUNITY FUND


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The China Region Opportunity Fund seeks to achieve capital appreciation by focusing on the economic growth in the China region, including China, Hong Kong, Singapore, Korea, Taiwan, and other Asian countries. The fund emphasizes a long-term growth approach over current income.

PERFORMANCE

 CHINA REGION OPPORTUNITY FUND

                          [China Region Fund Graph]

                                          Morgan Stanley        IFC Emerging
                     China Region      Capital Far East Free  Markets Investable
   Date            Opportunity Fund       ex Japan Index*     Total China Index
   ----            ----------------       ---------------     -----------------

 6/30/1995            $10,000.00            $10,000.00            $10,000.00
 7/31/1995            $10,329.84            $10,141.88            $10,460.70
 8/31/1995            $10,209.90            $ 9,643.71            $ 9,972.90
 9/30/1995            $10,134.93            $ 9,798.26            $ 9,756.10
10/31/1995            $ 9,774.58            $ 9,636.25            $ 9,214.09
11/30/1995            $ 9,219.03            $ 9,521.92            $ 8,333.33
12/31/1995            $ 9,023.84            $ 9,982.70            $ 7,899.73
 1/31/1996            $ 9,701.76            $10,884.16            $ 8,983.74
 2/29/1996            $ 9,882.54            $10,831.21            $ 9,241.19
 3/31/1996            $ 9,611.37            $10,897.92            $ 8,753.39
 4/30/1996            $ 9,566.18            $11,183.27            $ 8,644.99
 5/31/1996            $ 9,671.63            $11,055.45            $ 8,875.34
 6/30/1996            $ 9,792.15            $10,817.71            $ 8,848.24
 7/31/1996            $ 9,670.32            $10,019.50            $ 8,604.34
 8/31/1996            $ 9,685.55            $10,362.53            $ 8,956.64
 9/30/1996            $ 9,731.24            $10,611.08            $ 8,915.99
10/31/1996            $ 9,761.84            $10,398.45            $ 8,834.69
11/30/1996            $10,526.87            $10,981.22            $ 9,661.25
12/31/1996            $11,536.72            $10,899.36            $11,121.95
 1/31/1997            $11,506.11            $11,043.31            $11,024.39
 2/28/1997            $11,827.43            $11,073.52            $11,331.98
 3/31/1997            $11,659.12            $10,441.10            $10,971.54
 4/30/1997            $12,347.65            $10,159.31            $12,567.75
 5/31/1997            $12,990.28            $10,653.25            $12,397.02
 6/30/1997            $13,158.59            $10,920.21            $12,543.36
 7/31/1997            $14,137.83            $10,952.76            $14,483.74
 8/31/1997            $14,306.14            $ 8,920.51            $16,787.26
 9/30/1997            $13,495.20            $ 8,840.85            $13,319.78
10/31/1997            $10,251.46            $ 6,669.32            $10,922.76
11/30/1997            $ 9,256.91            $ 6,234.55            $ 8,639.57
12/31/1997            $ 8,946.31            $ 5,941.97            $ 8,466.12
 1/31/1998            $ 6,987.38            $ 5,429.35            $ 6,018.97
 2/28/1998            $ 8,930.89            $ 6,664.17            $ 8,279.13
 3/31/1998            $ 8,930.89            $ 6,489.24            $ 7,772.36
 4/30/1998            $ 8,205.93            $ 5,808.78            $ 6,814.36
 5/31/1998            $ 7,280.45            $ 4,893.41            $ 6,330.62
 6/30/1998            $ 6,308.69            $ 4,346.78            $ 5,630.08
 7/31/1998            $ 5,336.94            $ 4,215.10            $ 4,373.98
 8/31/1998            $ 4,396.03            $ 3,551.89            $ 3,398.37
 9/30/1998            $ 5,336.94            $ 3,925.66            $ 4,528.46
10/31/1998            $ 6,061.90            $ 4,989.45            $ 4,497.29
11/30/1998            $ 6,246.99            $ 5,434.85            $ 4,563.69
12/31/1998            $ 5,969.35            $ 5,503.00            $ 4,157.18
 1/31/1999            $ 5,223.18            $ 5,315.24            $ 3,628.73
 2/28/1999            $ 5,192.09            $ 5,211.97            $ 3,659.89
 3/31/1999            $ 5,751.72            $ 5,779.05            $ 3,837.40
 4/30/1999            $ 6,948.69            $ 7,106.20            $ 4,932.25
 5/31/1999            $ 6,777.70            $ 6,777.19            $ 4,796.75
 6/30/1999            $ 8,674.21            $ 7,941.10            $ 6,565.04
 7/31/1999            $ 8,238.94            $ 7,623.07            $ 6,302.17
 8/31/1999            $ 8,285.58            $ 7,739.86            $ 6,397.02
 9/30/1999            $ 7,850.32            $ 7,113.45            $ 6,074.53
10/31/1999            $ 7,772.59            $ 7,448.30            $ 6,065.04
11/30/1999            $ 8,612.03            $ 8,184.55            $ 7,768.29
12/31/1999            $ 9,296.02            $ 8,771.83            $ 8,532.52
 1/31/2000            $ 9,342.65            $ 8,571.98            $ 8,600.27
 2/29/2000            $ 9,964.46            $ 8,111.56            $10,784.55
 3/31/2000            $10,353.09            $ 8,475.16            $10,852.30
 4/30/2000            $ 9,296.02            $ 7,775.12            $ 9,241.19
 5/31/2000            $ 8,798.57            $ 7,133.14            $ 9,349.59
 6/30/2000            $ 9,498.10            $ 7,455.36            $10,772.36
 7/31/2000            $ 9,544.74            $ 7,177.85            $10,639.57
 8/31/2000            $ 9,342.65            $ 7,080.64            $10,428.18
 9/30/2000            $ 8,565.39            $ 6,253.97            $ 9,266.94
10/31/2000            $ 7,803.68            $ 5,758.75            $ 8,836.04
11/30/2000            $ 7,383.96            $ 5,465.19            $ 7,608.40
12/31/2000            $ 7,540.97            $ 5,449.39            $ 7,756.10
 1/31/2001            $ 7,855.83            $ 6,178.22            $ 8,613.82
 2/28/2001            $ 7,462.25            $ 5,875.21            $ 8,115.18
 3/31/2001            $ 7,399.28            $ 5,231.68            $ 7,304.88
 4/30/2001            $ 7,698.40            $ 5,239.57            $ 8,231.71
 5/31/2001            $ 7,950.29            $ 5,188.27            $ 8,723.58
 6/30/2001            $ 7,745.63            $ 5,070.38            $ 8,875.34
 7/31/2001            $ 7,100.16            $ 4,868.14            $ 7,696.48
 8/31/2001            $ 6,549.15            $ 4,780.46            $ 6,180.22
 9/30/2001            $ 5,809.22            $ 4,013.79            $ 5,888.89
10/31/2001            $ 6,029.62            $ 4,214.60            $ 5,975.61
11/30/2001            $ 6,454.69            $ 4,788.72            $ 6,390.24
12/31/2001            $ 6,549.15            $ 5,221.27            $ 6,368.56
 1/31/2002            $ 6,706.58            $ 5,431.56            $ 5,913.28
 2/28/2002            $ 6,627.86            $ 5,440.03            $ 6,021.68
 3/31/2002            $ 6,958.47            $ 5,824.43            $ 6,314.36
 4/30/2002            $ 7,147.39            $ 5,893.33            $ 6,486.45
 5/31/2002            $ 7,131.64            $ 5,758.09            $ 6,527.10
 6/30/2002            $ 6,895.50            $ 5,440.99            $ 6,365.85
 7/31/2002            $ 6,438.95            $ 5,230.99            $ 6,108.40
 8/31/2002            $ 6,202.80            $ 5,106.33            $ 5,991.87
 9/30/2002            $ 5,683.27            $ 4,516.90            $ 5,554.20
10/31/2002            $ 5,730.50            $ 4,756.84            $ 5,508.13
11/30/2002            $ 5,998.14            $ 4,990.28            $ 5,747.97
12/31/2002            $ 5,746.25            $ 4,644.32            $ 5,569.11
 1/31/2003            $ 5,919.42            $ 4,699.11            $ 5,868.56
 2/28/2003            $ 5,919.42            $ 4,468.44            $ 5,743.90
 3/31/2003            $ 5,667.53            $ 4,254.24            $ 5,523.04
 4/30/2003            $ 5,699.02            $ 4,389.00            $ 5,542.01
 5/31/2003            $ 6,344.49            $ 4,746.98            $ 6,203.25
 6/30/2003            $ 6,564.89            $ 5,014.53            $ 6,607.05
 7/31/2003            $ 7,178.87            $ 5,432.57            $ 7,241.19
 8/31/2003            $ 7,729.88            $ 5,816.12            $ 7,696.48
 9/30/2003            $ 7,981.77            $ 5,830.25            $ 7,750.68
10/31/2003            $ 9,351.43            $ 6,320.00            $ 8,886.18
11/30/2003            $ 9,619.06            $ 6,218.90            $ 9,059.62
12/31/2003            $10,408.44            $ 6,537.94            $10,245.26
 1/31/2004            $10,471.91            $ 6,960.39            $10,229.00
 2/29/2004            $11,058.97            $ 7,210.59            $10,864.50
 3/31/2004            $10,694.04            $ 7,047.56            $ 9,967.48
 4/30/2004            $ 9,615.11            $ 6,620.41            $ 8,596.21
 5/31/2004            $ 9,567.51            $ 6,438.52            $ 9,162.60
 6/30/2004            $ 9,297.78            $ 6,364.87            $ 9,153.12
 7/31/2004            $ 9,202.58            $ 6,174.40            $ 9,247.97
 8/31/2004            $ 9,281.92            $ 6,475.48            $ 9,239.84
 9/30/2004            $ 9,916.58            $ 6,684.76            $ 9,945.80
10/31/2004            $ 9,932.44            $ 6,708.99            $ 9,634.15
11/30/2004            $10,567.10            $ 7,277.99            $10,550.14
12/31/2004            $10,846.62            $ 7,468.46            $10,308.94
 1/31/2005            $10,489.40            $ 7,511.58            $10,109.76
 2/28/2005            $11,447.41            $ 7,931.53            $10,891.60
 3/31/2005            $11,090.18            $ 7,544.34            $10,325.20
 4/30/2005            $10,895.34            $ 7,448.64            $10,356.37
 5/31/2005            $10,749.20            $ 7,590.20            $10,433.60
 6/30/2005            $11,155.13            $ 7,746.75            $10,863.14

 AVERAGE ANNUAL PERFORMANCE                           For the Years Ended
                                                                   June 30, 2005

                                           One Year  Five Year   Ten Year
  China Region Opportunity Fund             19.98%     3.27%      1.10%
  -----------------------------------------------------------------------
  Hang Seng Composite Index                 21.40%      n/a        n/a
  -----------------------------------------------------------------------
  Morgan Stanley Capital Far East Free ex
    Japan Index*                            21.71%     0.77%     (2.52)%
  -----------------------------------------------------------------------
  IFC Emerging Markets Investable Total
    China Index                             18.68%     0.17%      0.83%


  *These are not total returns. These returns reflect simple appreciation only and do not reflect dividend reinvestment.

  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The Hang Seng Composite Index is a market-capitalization weighted index that comprises the top 200 companies listed on The Stock Exchange of Hong Kong, based on average market capitalization for the twelve months. The index commenced January 2000; it is not included in the graph as it had less than ten years of data. The Morgan Stanley Capital Far East Free ex Japan Index is an index in a series representing both the developed and the emerging markets for a particular region. The IFC Emerging Markets Investable Total China Index represents the S&P China Investable Total Return series. The term "investable" indicates that the stocks and the weights in the S&P index represents the amount that the foreign institutional investors might buy by the virtue of the foreign institutional restrictions, plus factoring in minimum market capitalization and liquidity screens.

 CHINA REGION OPPORTUNITY FUND


THE YEAR IN REVIEW - ECONOMIC AND
POLITICAL ISSUES THAT AFFECTED THE FUND

Critical drivers for the year include:

* Strong demand for oil in the region, which caused prices to move higher.

* Continued strong economic growth in China, which has benefited other countries in the region.

* Although the growth of money supply slowed, it remained fairly robust at 15 percent.

* More pressure placed on China to revalue its currency.

In something of a surprise, the end of the fund's fiscal year saw CNOOC Ltd.(1) place a bid for the assets of Unocal Corp.(2) At the beginning of the calendar year, most investors and analysts saw little chance of this happening. However, China would like to secure their crude supply by way of long-term contracts as opposed to buying it on the open markets.

China continued to exhibit strong economic growth even as their neighboring countries showed a slowdown in exports and weak domestic consumption. China reported GDP growth of 9.4 percent in the first quarter of 2005, well above the government's target rate of 8 percent. Other metrics also came in stronger than expected including industrial production, fixed asset investment, and export growth.

The one area of some disappointment was imports, relative to exports. As a result of the strength in exports, China built a very large trade surplus of $30.02 billion in the first 5 months of 2005. For all of 2004, the figure was $32.10 billion. Pressure was placed on China to revalue their currency by both the U.S. and Europe, although China did not give into the pressure before the June 30, 2005 year-end.

INVESTMENT HIGHLIGHTS

For the 12-month period ending June 30, 2005, the China Region Opportunity Fund underperformed its benchmark, the Hang Seng Composite Index (HSCI), with a total return of 19.98 percent compared to a 21.40 percent total return on the HSCI. For the period in review, the South Korean market was the best performing market with a 28.32 percent gain while the China Shanghai B share market was the worst, declining 22.75 percent.

 CHINA REGION OPPORTUNITY FUND


STRENGTHS

* The fund benefited from its exposure to the Korean markets, the best performing market during the time period.

* The fund was overweight in the oil and resources sector, which was the best performing sector in the HSCI.

* The fund was underweight in the financial sector, the worst performing sector in the HSCI.

* The fund continued to benefit from its exposure to discretion stocks, which benefit from rising incomes in China.

WEAKNESSES

* The fund was hurt by some of its basic materials holdings. The demand for commodities slowed, with the exception of oil.

* The China B share markets performed poorly, particularly in the last three months of the time period as the government decided to unwind some non-tradable shares.

CURRENT OUTLOOK

OPPORTUNITIES

* The long-term growth outlook remains intact. A slowdown in China's growth would be better to achieve a soft landing or no landing scenario.

* There appears to be improved relations between Taiwan and the Mainland. The less tension there, the better the outlook for the Taiwan markets.

THREATS

* The political tension between the U.S. and China may only get worse in the future especially as China assumes a larger role in world affairs in the future.

* A revaluation of the Chinese currency could hurt the employment situation in China as many of the jobs there are export dependent. A stronger currency could hurt exports.

* Kim Jong-il remains a threat so long as he remains the leader of North Korea. There seldom appears to be any rationale for some of his rhetoric or actions.



(1)This security comprised 2.92 percent of the total net assets of the fund as of June 30, 2005.

(2)The fund did not hold this security as of June 30, 2005.

 CHINA REGION OPPORTUNITY FUND


 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS      June 30, 2005

   ESPRIT HOLDINGS LTD.                                     4.86%
     DISTRIBUTION/WHOLESALE
   ---------------------------------------------------------------
   TECHTRONIC INDUSTRIES CO., LTD.                          4.23%
     MACHINERY TOOLS & RELATED PRODUCTS
   ---------------------------------------------------------------
   BIG SKY ENERGY CORP.                                     4.00%
     OIL & GAS EXPLORATION & PRODUCTION
   ---------------------------------------------------------------
   CHINA MOBILE (HONG KONG) LTD.                            3.74%
     CELLULAR TELECOMMUNICATIONS
   ---------------------------------------------------------------
   KOOKMIN BANK, SPONSORED ADR                              3.37%
     BANKS
   ---------------------------------------------------------------
   CHEUNG KONG HOLDINGS LTD.                                3.26%
     REAL ESTATE COMPANIES
   ---------------------------------------------------------------
   COSCO PACIFIC LTD.                                       3.25%
     RENTAL - AUTO & EQUIPMENT
   ---------------------------------------------------------------
   KINGBOARD CHEMICAL HOLDINGS LTD.                         3.20%
     CHEMICALS - OTHER
   ---------------------------------------------------------------
   TAIWAN SEMICONDUCTOR MANUFACTURING CO., LTD.             3.14%
     SEMICONDUCTORS
   ---------------------------------------------------------------
   CNOOC LTD.                                               2.99%
     OIL & GAS EXPLORATION & PRODUCTION

 CHINA REGION OPPORTUNITY FUND


 COUNTRY DISTRIBUTION BY COUNTRY OF DOMICILE
 BASED ON TOTAL INVESTMENTS                            June 30, 2005

                                 [Pie Chart]

Hong Kong                          26.38%
People's Republic of China         21.66%
United States                      16.01%
Canada                             12.42%
South Korea                         6.85%
Taiwan                              6.79%
Singapore                           3.40%
Republic of Korea                   3.25%
Other Foreign                       3.24%


 PORTFOLIO ALLOCATION
 BASED ON TOTAL INVESTMENTS                            June 30, 2005

                                 [Pie Chart]

Industrials                        17.20%
Financials                         14.20%
Consumer Discretion                12.66%
Energy                             12.48%
Materials                          12.43%
Information Technology             10.02%
Telecommunications                  5.96%
Cash Equivalent                     5.47%
Utilities                           4.70%
Other                               4.88%

 GLOBAL RESOURCES FUND


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The Global Resources Fund is a diversified natural resources fund with the principal objective of achieving long-term growth of capital, while providing protection against inflation and monetary instability. The fund invests in companies involved in the exploration, production, transportation, and processing of petroleum, natural gas, industrial commodities, metals, minerals, paper and forest products and can invest in any part of the world.

PERFORMANCE

 GLOBAL RESOURCES FUND

                   [Global Resources Fund Graph - 10 year]

                   Global                        S&P Energy and
   Date         Resources Fund   S&P 500 Index   Materials Index
   ----         --------------   -------------   ---------------

 6/30/1995       $10,000.00       $10,000.00       $10,000.00
 7/31/1995       $10,277.78       $10,331.63       $10,311.74
 8/31/1995       $10,434.03       $10,357.60       $10,082.40
 9/30/1995       $10,399.31       $10,794.71       $10,256.64
10/31/1995        $9,930.56       $10,756.13       $10,074.45
11/30/1995       $10,034.72       $11,228.31       $10,595.12
12/31/1995       $10,520.83       $11,444.59       $11,042.70
 1/31/1996       $10,907.89       $11,834.11       $11,251.56
 2/29/1996       $11,031.04       $11,943.83       $11,311.61
 3/31/1996       $11,646.81       $12,058.80       $11,908.50
 4/30/1996       $12,332.95       $12,236.59       $12,138.83
 5/31/1996       $12,526.48       $12,552.17       $12,216.93
 6/30/1996       $12,280.17       $12,600.05       $12,115.32
 7/31/1996       $11,752.37       $12,043.37       $11,699.87
 8/31/1996       $12,174.61       $12,297.42       $11,972.54
 9/30/1996       $12,667.22       $12,989.58       $12,456.41
10/31/1996       $13,265.40       $13,347.84       $13,016.88
11/30/1996       $13,969.13       $14,356.76       $13,647.71
12/31/1996       $14,109.88       $14,072.29       $13,574.00
 1/31/1997       $14,628.04       $14,951.46       $14,149.61
 2/28/1997       $13,830.87       $15,068.64       $13,860.45
 3/31/1997       $13,731.23       $14,449.76       $14,161.35
 4/30/1997       $13,372.50       $15,312.12       $14,367.69
 5/31/1997       $14,647.97       $16,244.37       $15,374.05
 6/30/1997       $14,608.11       $16,972.14       $15,928.94
 7/31/1997       $15,843.72       $18,322.58       $17,095.23
 8/31/1997       $16,720.61       $17,296.11       $16,507.37
 9/30/1997       $18,195.37       $18,243.36       $17,347.49
10/31/1997       $17,238.77       $17,634.09       $16,570.62
11/30/1997       $14,468.61       $18,450.41       $16,427.64
12/31/1997       $13,721.26       $18,767.27       $16,322.89
 1/31/1998       $12,092.15       $18,974.85       $15,670.10
 2/28/1998       $12,367.49       $20,343.41       $16,717.23
 3/31/1998       $12,344.55       $21,385.17       $17,486.84
 4/30/1998       $12,023.31       $21,600.32       $18,114.32
 5/31/1998       $10,944.89       $21,229.06       $17,570.13
 6/30/1998       $10,256.53       $22,091.36       $17,204.92
 7/31/1998        $9,453.44       $21,856.12       $16,087.51
 8/31/1998        $7,939.06       $18,696.22       $14,195.12
 9/30/1998        $8,788.03       $19,893.91       $15,854.57
10/31/1998        $9,109.26       $21,512.12       $16,150.91
11/30/1998        $8,856.87       $22,815.93       $16,408.80
12/31/1998        $8,436.25       $24,130.70       $16,110.73
 1/31/1999        $8,019.35       $25,139.75       $15,175.99
 2/28/1999        $7,945.77       $24,358.44       $15,172.27
 3/31/1999        $8,730.54       $25,332.98       $16,843.59
 4/30/1999       $10,177.46       $26,314.01       $19,773.79
 5/31/1999        $9,686.98       $25,692.60       $19,001.24
 6/30/1999        $9,834.12       $27,118.52       $19,412.22
 7/31/1999        $9,858.64       $26,271.75       $19,491.78
 8/31/1999        $9,736.02       $26,141.78       $19,500.78
 9/30/1999        $9,392.69       $25,425.13       $18,780.28
10/31/1999        $9,196.50       $27,034.04       $18,715.69
11/30/1999        $9,221.02       $27,583.60       $18,884.61
12/31/1999        $9,662.45       $29,208.17       $19,535.07
 1/31/2000        $9,343.64       $27,740.68       $18,620.43
 2/29/2000        $8,828.64       $27,215.56       $17,328.05
 3/31/2000        $9,785.07       $29,877.89       $19,117.35
 4/30/2000        $9,637.93       $28,979.12       $18,754.90
 5/31/2000       $10,128.41       $28,384.55       $19,898.67
 6/30/2000        $9,515.31       $29,084.32       $18,629.97
 7/31/2000        $9,343.64       $28,629.61       $18,367.79
 8/31/2000       $10,373.65       $30,407.92       $19,458.78
 9/30/2000       $10,349.12       $28,802.59       $19,321.33
10/31/2000        $9,956.74       $28,680.82       $19,607.10
11/30/2000        $9,466.26       $26,419.64       $19,083.97
12/31/2000       $10,692.46       $26,548.95       $20,701.51
 1/31/2001       $10,349.12       $27,490.88       $20,106.93
 2/28/2001       $10,177.46       $24,984.21       $19,923.22
 3/31/2001       $10,030.31       $23,401.45       $19,444.79
 4/30/2001       $10,937.70       $25,219.99       $21,446.15
 5/31/2001       $10,815.08       $25,388.96       $21,808.10
 6/30/2001        $9,834.12       $24,771.03       $20,503.12
 7/31/2001        $9,441.74       $24,527.18       $20,276.09
 8/31/2001        $9,098.40       $22,991.73       $19,752.86
 9/30/2001        $8,509.83       $21,135.09       $18,161.18
10/31/2001        $9,073.88       $21,538.12       $18,700.85
11/30/2001        $9,147.45       $23,190.23       $18,874.48
12/31/2001        $9,245.55       $23,393.39       $19,445.84
 1/31/2002        $9,270.07       $23,052.00       $19,298.97
 2/28/2002        $9,785.07       $22,607.44       $20,200.01
 3/31/2002       $10,692.46       $23,457.69       $21,352.31
 4/30/2002       $11,354.61       $22,035.50       $20,284.84
 5/31/2002       $13,659.86       $21,873.16       $20,693.61
 6/30/2002       $12,090.33       $20,314.93       $20,531.56
 7/31/2002        $9,392.69       $18,731.48       $18,014.25
 8/31/2002        $9,858.64       $18,854.46       $18,003.93
 9/30/2002        $9,662.45       $16,805.37       $16,225.35
10/31/2002        $9,024.83       $18,284.52       $16,805.78
11/30/2002        $9,368.17       $19,360.73       $17,850.30
12/31/2002       $10,889.87       $18,223.32       $17,628.72
 1/31/2003       $11,515.72       $17,745.94       $17,048.93
 2/28/2003       $11,741.03       $17,479.68       $17,167.85
 3/31/2003       $11,340.49       $17,649.39       $17,322.00
 4/30/2003       $11,315.45       $19,103.18       $17,756.38
 5/31/2003       $12,642.26       $20,109.67       $18,996.45
 6/30/2003       $12,867.57       $20,366.21       $18,909.51
 7/31/2003       $13,493.43       $20,725.29       $19,034.87
 8/31/2003       $15,195.75       $21,129.49       $20,042.59
 9/30/2003       $15,996.84       $20,905.10       $19,425.85
10/31/2003       $18,650.47       $22,087.70       $20,080.37
11/30/2003       $20,127.48       $22,282.03       $20,274.45
12/31/2003       $21,731.92       $23,450.61       $22,860.67
 1/31/2004       $21,274.41       $23,881.04       $22,736.00
 2/29/2004       $22,392.78       $24,212.97       $23,804.98
 3/31/2004       $22,977.38       $23,847.69       $23,564.24
 4/30/2004       $20,740.64       $23,473.32       $23,504.23
 5/31/2004       $20,766.06       $23,795.44       $23,771.97
 6/30/2004       $21,325.24       $24,258.14       $25,000.32
 7/31/2004       $21,426.91       $23,455.27       $25,431.00
 8/31/2004       $21,477.75       $23,550.15       $25,400.47
 9/30/2004       $24,553.26       $23,805.21       $27,192.22
10/31/2004       $25,290.37       $24,168.89       $27,259.77
11/30/2004       $28,467.55       $25,146.80       $29,065.65
12/31/2004       $28,341.13       $26,002.51       $28,786.73
 1/31/2005       $28,529.89       $25,368.70       $29,070.92
 2/28/2005       $34,192.73       $25,902.56       $33,560.63
 3/31/2005       $33,788.24       $25,443.88       $32,450.18
 4/30/2005       $31,199.51       $24,961.33       $30,563.68
 5/31/2005       $31,550.07       $25,755.56       $30,862.78
 6/30/2005       $34,165.76       $25,792.11       $31,954.90

 AVERAGE ANNUAL PERFORMANCE                           For the Years Ended
                                                                   June 30, 2005

                                           One Year  Five Year   Ten Year
  Global Resources Fund                     60.21%    29.11%      13.06%
  -----------------------------------------------------------------------
  S&P 500 Index                              6.32%    (2.37)%      9.94%
  -----------------------------------------------------------------------
  S&P Energy and Materials Index            27.82%    11.39%      12.32%

  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The S&P Energy and Materials Index is a combination of the S&P Energy Index and the S&P Materials Index calculated on a 70% and 30% weighting, respectively, with monthly rebalancing of weights.

 GLOBAL RESOURCES FUND


THE YEAR IN REVIEW - ECONOMIC AND
POLITICAL ISSUES THAT AFFECTED THE FUND

Critical drivers for the year included:

* President Bush was re-elected and the Republican Party gained control of both the House and Senate, which offered a bullish tone for the market and a strong rally in November.

* The Fed raised interest rates nine times during the past 12 months, bringing the benchmark Fed Funds rate to 3.25 percent.

* Geo-political issues involving terrorism in Iraq, a dubious tax bill that bankrupted the Russian oil giant Yukos,(1) and civil unrest in other oil-producing nations threatened already tight global oil supplies and helped drive prices to new highs.

* The U.S. Dollar fell sharply in the fourth quarter of 2004 on the heels of a rapidly growing federal budget and current account deficits. Although, slow economic growth and the inability of the European Union (EU) to ratify the new constitution helped the Dollar recover in 2005.

* Continued global economic growth, particularly from China, further increased the demand for commodities, which helped drive the Reuters CRB Futures Price Index(2) to twenty-year highs.

Despite the "double-edged sword" of higher oil prices and rising interest rates, the U.S. economy continued to advance over the past twelve month period. In fact, many economists were calling for a significant slowdown in economic growth as oil prices spiked above $55 a barrel in October of last year, and again this April. However, GDP growth for the fourth quarter of 2004 and the first quarter of 2005 both came in at reasonably strong levels of 3.8 percent. Additionally, the U.S. manufacturing sector continued to expand in 2005 with annual industrial production gaining 3.9 percent in June of this year and capacity utilization climbing to the critical 80 percent level for the first time since December 2000.

On the international front, economic growth from China, India and other emerging countries such as Brazil, helped fuel the demand for commodities over the past 12 months. Chinese GDP growth of 9.5 percent in the first half of 2005 remains on pace with last year's robust performance. Moreover, China's fixed asset investment, which is a primary driver for the consumption of industrial metals, iron ore and coal, gained 16.4 percent in the first half of 2005. In addition, economic activity in India and Brazil is estimated to have grown at healthy rates of 6.2 percent and 5.1 percent, respectively, in 2004. Strong emerging market expansion, however, was negatively offset by anemic growth from the EU.

 GLOBAL RESOURCES FUND


INVESTMENT HIGHLIGHTS

STRENGTHS

* Oil prices increased 53 percent over the past year from $37.05 to $56.50 a barrel in response to further strength in global demand and limited OPEC spare production capacity.

* The energy sector returned 39 percent over the past 12-month period and was the best performing sector in the S&P 500.

* The fund benefited from its exposure to the Canadian oil & gas royalty trusts, which outperformed the S&P 500 Energy Index in U.S. Dollar terms by 22 percentage points.

* According to recent mid-year surveys, oil producers are expected to increase capital spending by 13 percent in 2005.

* The worldwide oil and gas rig count increased by 13 percent from a year ago. Accordingly, oil service and equipment stocks have experienced large gains in pricing power and profit margins.

* Copper prices increased from $1.23 to $1.61 a pound on the London Metals Exchange over the past 12 months on strong demand and record low inventories.

* Despite weakness in the second quarter of 2005, the S&P/TSX Metals and Mining Index(3) gained 42 percent during the period.

* Strong global demand and transportation bottlenecks in Australia and Canada boosted prices for metallurgical coal and iron ore by more than 100 percent and 70 percent, respectively.

WEAKNESSES

* The International Energy Agency (IEA) lowered global crude oil demand growth estimates in 2005 due to a weaker outlook for China and the U.S.

* According to the most recent Chinese oil import and production data, apparent oil demand for the first five months of 2005 increased by just 2 percent compared to preliminary estimates of 7 to 9 percent.

* According to the most recent Department of Energy report, Organization for Economic Co-operation and Development (OECD) crude oil inventories are now approaching the upper end of the 5-year historical range following increased OPEC production in 2005.

* Cost pressures within the precious metals sector depressed earnings for mining companies despite a 10 percent increase in the price of gold.

 GLOBAL RESOURCES FUND


  Gold Fields Mineral Services Ltd.(1) estimates that total average production cash costs have increased from $180 an ounce in 2002 to $253 an ounce in 2004, a 41 percent increase.

* Chemical margins for commodity producers were squeezed in the first half of 2005 due to high oil prices, lower demand and inventory de-stocking following large builds in late 2004. Contract ethylene prices fell 8 percent, and cash margins declined from an average of 18.2 cents per pound in the first quarter to 12.6 cents in the second quarter.

* Rapidly growing steel capacity in China and softening global demand for steel pressured steel stocks in the first half of 2005. The Hot Rolled benchmark price fell from a peak of $780 per ton in the third quarter of 2004 to under $500 per ton by the end of the second quarter 2005.

CURRENT OUTLOOK

OPPORTUNITIES

* Between 1985 and 2004, interest rates increased eight times, and energy stocks increased in each of those years, outpacing the broader indices. In fiscal 2005 alone, the Fed raised its target overnight rate nine times by 25 basis points each, which bodes well for energy stocks given the historical relationship.

* According to a recent industry survey, oil and gas exploration and production (E&P) spending growth in 2005 will exceed original estimates and represent the strongest oil service demand increase since 2001. Expenditures are planned to rise by about 13 percent in 2005 compared to 2004.

* The recent 2 percent rise in the Chinese Yuan may signal further strengthening of the Chinese currency going forward. A stronger Yuan will boost Chinese purchasing power of commodities and could increase overall demand for commodities.

* The Chinese government recently banned foreign investors from taking controlling interests in Chinese steel makers and said that it will not approve the construction of any new steel smelting mills. China has doubled its crude steel production in the past four years. Rising output, together with limited local demand, has weakened global steel prices.

THREATS

* The U.S. emergency fuel tank - the Strategic Petroleum Reserve - is almost full for the first time since its creation about 30 years ago. When the Energy Department effectively tops off its reserve, roughly 75,000

 GLOBAL RESOURCES FUND


  barrels per day will become available for commercial purposes and could potentially depress oil prices and oil equities.

* Lumber and other forest products may continue to see further price declines if new housing starts are negatively impacted by nine successive interest rates hikes by the Fed over the past year.

* Multi-year high crude oil prices may have an impact on demand growth. Nine of the ten economic recessions in the U.S. since the end of World War II were preceded by a dramatic increase in the price of oil.

* Tanker rates have declined, which could be a reflection of a global slowdown.

* European countries are in an economic slowdown, and England has dropped interest rates to stimulate the economy, while the U.S. continues to raise rates to slow down the economy.



(1)The fund did not hold this security as of June 30, 2005.

(2)The Reuters CRB Futures Price Index is an unweighted geometric average of commodity price levels relative to the base year average price.

(3)The S&P/TSX Metals and Mining Index is a modified capitalization- weighted index, whose equity weights are capped 25 percent and index constituents are derived from a subset stock pool of S&P/TSX Composite Index stocks.

 GLOBAL RESOURCES FUND


 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS      June 30, 2005

   WHITE NILE LTD.                                          5.71%
     OIL & GAS EXPLORATION & PRODUCTION - JUNIOR
   ---------------------------------------------------------------
   PETROLEO BRASILEIRO S.A.                                 1.91%
     OIL & GAS - INTEGRATED
   ---------------------------------------------------------------
   FORDING CANADIAN COAL TRUST                              1.86%
     COAL
   ---------------------------------------------------------------
   GOLDCORP, INC.                                           1.75%
     GOLD MINING
   ---------------------------------------------------------------
   NORTHERN ORION RESOURCES, INC.                           1.57%
     GOLD & COPPER MINING
   ---------------------------------------------------------------
   PENN WEST ENERGY TRUST                                   1.43%
     OIL & GAS ROYALTY TRUSTS
   ---------------------------------------------------------------
   ATWOOD OCEANICS, INC.                                    1.31%
     OIL & GAS DRILLING
   ---------------------------------------------------------------
   HARVEST ENERGY TRUST                                     1.30%
     OIL & GAS ROYALTY TRUSTS
   ---------------------------------------------------------------
   BONAVISTA ENERGY TRUST                                   1.25%
     OIL & GAS ROYALTY TRUSTS
   ---------------------------------------------------------------
   GRANT PRIDECO, INC.                                      1.23%
     OIL & GAS EQUIPMENT & SERVICES


 COUNTRY DISTRIBUTION BY COUNTRY OF DOMICILE
 BASED ON TOTAL INVESTMENTS                            June 30, 2005

                                 [Pie Chart]

Canada                           42.78%
United States                    41.86%
United Kingdom                    6.65%
People's Republic of China        2.27%
Brazil                            1.91%
Other Foreign                     4.53%

 GLOBAL RESOURCES FUND


 PORTFOLIO ALLOCATION
 BASED ON TOTAL INVESTMENTS                            June 30, 2005

                                 [Pie Chart]

Oil & Gas Exploration & Production - Junior     16.93%
Oil & Gas Drilling, Equipment & Services        14.92%
Oil & Gas Royalty Trusts                        10.43%
Oil & Gas Exploration & Production - Senior      5.02%
Other Energy                                     5.46%
Metals & Mining                                 12.93%
Gold                                             8.03%
Other Basic Materials                            6.30%
Other Sectors                                    3.08%
Cash Equivalent                                 16.90%


    Energy:
      Oil & Gas Exploration & Production - Junior      16.93%
      Oil & Gas Drilling, Equipment & Services         14.92%
      Oil & Gas Royalty Trusts                         10.43%
      Oil & Gas Exploration & Production - Senior       5.02%
      Other Energy                                      5.46%
    Total Energy                                                   52.76%
    Basic Materials:
      Metals & Mining (includes Copper,                12.93%
        Platinum Group Metals, Zinc, Nickel
        and Coal)
      Gold (includes Gold Mining, Silver                8.03%
        Mining and Gold & Copper Mining)
      Other Basic Materials                             6.30%
    Total Basic Materials                                          27.26%
    Other Sectors                                                   3.08%
    Cash Equivalent                                                16.90%
                                                                  ------
    Total Investments                                             100.00%
                                                                  ======

 GOLD AND PRECIOUS MINERALS FUNDS


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The World Precious Minerals Fund and Gold Shares Fund pursue an objective of long-term capital growth through investments in gold and precious metal companies. The Gold Shares Fund also pursues current income as a secondary objective and focuses on established, gold-producing mines. The World Precious Minerals Fund focuses on equity securities of companies principally engaged in the exploration, mining, and processing of precious minerals such as gold, silver, platinum, and diamonds. Although the fund has greater latitude to invest its assets in different precious minerals, it currently remains focused on the gold sector.

PERFORMANCE

 WORLD PRECIOUS MINERALS FUND

                 [World Precious Minerals Fund Graph]

               World Precious                      AMEX Gold
   Date         Minerals Fund    S&P 500 Index     BUGS Index*
   ----         -------------    -------------     -----------

 6/30/1995       $10,000.00       $10,000.00       $10,000.00
 7/31/1995       $10,436.43       $10,331.63       $10,513.96
 8/31/1995       $10,721.06       $10,357.60       $10,596.41
 9/30/1995       $10,714.74       $10,794.71       $10,826.31
10/31/1995        $9,614.17       $10,756.13       $ 9,321.74
11/30/1995       $10,436.43       $11,228.31       $10,346.65
12/31/1995       $10,727.39       $11,444.59       $10,232.91
 1/31/1996       $12,460.47       $11,834.11       $12,363.99
 2/29/1996       $12,795.70       $11,943.83       $12,695.59
 3/31/1996       $13,478.81       $12,058.80       $12,365.79
 4/30/1996       $13,896.27       $12,236.59       $12,580.65
 5/31/1996       $15,313.09       $12,552.17       $12,965.82
 6/30/1996       $13,358.63       $12,600.05       $11,127.83
 7/31/1996       $13,017.08       $12,043.37       $10,817.89
 8/31/1996       $14,206.20       $12,297.42       $11,074.87
 9/30/1996       $13,788.74       $12,989.58       $10,316.56
10/31/1996       $13,428.21       $13,347.84       $10,086.06
11/30/1996       $13,213.16       $14,356.76       $10,131.80
12/31/1996       $12,821.00       $14,072.29        $9,791.77
 1/31/1997       $12,105.00       $14,951.46        $9,450.53
 2/28/1997       $13,336.25       $15,068.64       $10,886.49
 3/31/1997       $11,743.66       $14,449.76        $9,642.51
 4/30/1997       $11,168.19       $15,312.12        $8,609.77
 5/31/1997       $11,770.43       $16,244.37        $9,118.32
 6/30/1997       $10,673.01       $16,972.14        $8,834.26
 7/31/1997       $10,164.46       $18,322.58        $8,772.27
 8/31/1997       $10,405.35       $17,296.11        $8,718.70
 9/30/1997       $10,846.99       $18,243.36        $9,430.67
10/31/1997        $9,026.89       $17,634.09        $7,340.52
11/30/1997        $7,159.95       $18,450.41        $6,008.67
12/31/1997        $7,554.08       $18,767.27        $5,790.20
 1/31/1998        $8,204.48       $18,974.85        $5,873.25
 2/28/1998        $7,770.88       $20,343.41        $6,034.55
 3/31/1998        $8,299.33       $21,385.17        $6,584.62
 4/30/1998        $8,644.85       $21,600.32        $7,091.36
 5/31/1998        $7,418.59       $21,229.06        $5,967.14
 6/30/1998        $6,680.11       $22,091.36        $5,482.07
 7/31/1998        $6,212.64       $21,856.12        $4,886.25
 8/31/1998        $4,857.65       $18,696.22        $3,662.13
 9/30/1998        $6,707.21       $19,893.91        $5,370.73
10/31/1998        $6,619.14       $21,512.12        $5,027.68
11/30/1998        $6,178.77       $22,815.93        $4,705.10
12/31/1998        $6,363.05       $24,130.70        $4,071.98
 1/31/1999        $6,091.70       $25,139.75        $4,050.31
 2/28/1999        $5,962.81       $24,358.44        $4,005.18
 3/31/1999        $5,840.71       $25,332.98        $3,852.91
 4/30/1999        $6,539.42       $26,314.01        $4,656.96
 5/31/1999        $5,345.50       $25,692.60        $3,960.04
 6/30/1999        $5,284.45       $27,118.52        $4,206.79
 7/31/1999        $4,985.97       $26,271.75        $4,033.46
 8/31/1999        $5,196.26       $26,141.78        $4,245.31
 9/30/1999        $6,546.20       $25,425.13        $5,207.03
10/31/1999        $5,874.62       $27,034.04        $4,791.17
11/30/1999        $5,616.85       $27,583.60        $4,525.16
12/31/1999        $5,555.79       $29,208.17        $4,455.34
 1/31/2000        $4,931.70       $27,740.68        $3,961.84
 2/29/2000        $5,013.10       $27,215.56        $4,045.50
 3/31/2000        $4,633.22       $29,877.89        $3,745.19
 4/30/2000        $4,402.58       $28,979.12        $3,547.18
 5/31/2000        $4,266.90       $28,384.55        $3,435.84
 6/30/2000        $4,361.87       $29,084.32        $3,509.87
 7/31/2000        $3,900.59       $28,629.61        $2,985.07
 8/31/2000        $4,056.61       $30,407.92        $3,050.07
 9/30/2000        $3,642.81       $28,802.59        $2,812.95
10/31/2000        $3,256.14       $28,680.82        $2,324.87
11/30/2000        $3,222.22       $26,419.64        $2,536.11
12/31/2000        $3,439.98       $26,548.95        $2,465.70
 1/31/2001        $3,405.92       $27,490.88        $2,870.13
 2/28/2001        $3,399.11       $24,984.21        $3,313.07
 3/31/2001        $3,174.32       $23,401.45        $2,992.30
 4/30/2001        $3,474.04       $25,219.99        $3,376.26
 5/31/2001        $3,610.28       $25,388.96        $3,772.87
 6/30/2001        $3,596.65       $24,771.03        $3,810.78
 7/31/2001        $3,392.30       $24,527.18        $3,658.52
 8/31/2001        $3,439.98       $22,991.73        $3,967.86
 9/30/2001        $3,637.52       $21,135.09        $4,321.74
10/31/2001        $3,589.84       $21,538.12        $4,084.62
11/30/2001        $3,569.40       $23,190.23        $3,849.30
12/31/2001        $3,698.83       $23,393.39        $3,923.93
 1/31/2002        $4,345.95       $23,052.00        $4,577.52
 2/28/2002        $4,761.48       $22,607.44        $5,190.78
 3/31/2002        $5,538.03       $23,457.69        $5,946.08
 4/30/2002        $6,117.03       $22,035.50        $6,470.27
 5/31/2002        $8,610.17       $21,873.16        $8,511.68
 6/30/2002        $7,104.75       $20,314.93        $7,639.62
 7/31/2002        $5,108.88       $18,731.48        $6,460.64
 8/31/2002        $5,817.31       $18,854.46        $7,741.94
 9/30/2002        $5,858.18       $16,805.37        $7,579.44
10/31/2002        $5,081.63       $18,284.52        $6,667.67
11/30/2002        $5,136.13       $19,360.73        $6,977.01
12/31/2002        $6,784.33       $18,223.32        $8,733.75
 1/31/2003        $7,043.12       $17,745.94        $8,671.76
 2/28/2003        $6,784.33       $17,479.68        $7,953.78
 3/31/2003        $6,392.66       $17,649.39        $7,446.44
 4/30/2003        $6,224.80       $19,103.18        $7,504.21
 5/31/2003        $6,679.42       $20,109.67        $8,517.09
 6/30/2003        $6,819.31       $20,366.21        $8,994.34
 7/31/2003        $7,259.94       $20,725.29        $9,872.41
 8/31/2003        $8,511.89       $21,129.49       $11,662.86
 9/30/2003        $9,169.34       $20,905.10       $11,756.14
10/31/2003       $11,218.63       $22,087.70       $13,009.15
11/30/2003       $13,072.08       $22,282.03       $14,951.25
12/31/2003       $13,073.30       $23,450.61       $14,620.25
 1/31/2004       $12,131.64       $23,881.04       $12,977.25
 2/29/2004       $12,665.25       $24,212.97       $13,529.13
 3/31/2004       $13,771.69       $23,847.69       $14,196.56
 4/30/2004       $10,766.24       $23,473.32       $10,759.51
 5/31/2004       $11,119.36       $23,795.44       $12,032.38
 6/30/2004       $10,734.86       $24,258.14       $11,370.97
 7/31/2004       $10,216.95       $23,455.27       $11,197.04
 8/31/2004       $10,656.38       $23,550.15       $12,481.34
 9/30/2004       $12,304.28       $23,805.21       $13,925.13
10/31/2004       $12,586.78       $24,168.89       $14,058.74
11/30/2004       $13,763.84       $25,146.80       $14,259.75
12/31/2004       $13,199.61       $26,002.51       $12,959.20
 1/31/2005       $12,513.81       $25,368.70       $12,131.08
 2/28/2005       $13,804.72       $25,902.56       $12,958.59
 3/31/2005       $13,159.27       $25,443.88       $12,148.53
 4/30/2005       $11,384.26       $24,961.33       $10,714.37
 5/31/2005       $11,343.92       $25,755.56       $11,180.79
 6/30/2005       $12,505.74       $25,792.11       $12,130.48

 AVERAGE ANNUAL PERFORMANCE                           For the Years Ended
                                                                   June 30, 2005

                                           One Year  Five Year   Ten Year
  World Precious Minerals Fund              16.50%    23.43%      2.26%
  -----------------------------------------------------------------------
  S&P 500 Index                              6.32%    (2.37)%     9.93%
  -----------------------------------------------------------------------
  AMEX Gold BUGS Index*                      6.68%    28.13%      1.95%


  *These are not total returns. These returns reflect simple appreciation only and do not reflect dividend reinvestment.

  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The AMEX Gold BUGS Index is a modified equal-dollar weighted index of companies involved in major gold mining that do not hedge their gold production beyond 1 1/2 years.

 GOLD AND PRECIOUS MINERALS FUNDS


 GOLD SHARES FUND

                            [Gold Shares Fund Graph]

                                               Philadelphia Stock
                Gold Shares                     Exchange Gold &
   Date            Fund        S&P 500 Index     Silver Index
   ----            ----        -------------     ------------

 6/30/1995      $10,000.00       $10,000.00       $10,000.00
 7/31/1995      $10,794.39       $10,331.63        $9,881.16
 8/31/1995      $10,747.66       $10,357.60       $10,223.10
 9/30/1995      $10,654.21       $10,794.71       $10,351.45
10/31/1995       $9,018.69       $10,756.13        $8,932.89
11/30/1995       $9,112.15       $11,228.31       $10,119.29
12/31/1995       $9,205.61       $11,444.59       $10,063.40
 1/31/1996      $11,246.03       $11,834.11       $11,788.26
 2/29/1996      $10,913.86       $11,943.83       $12,049.19
 3/31/1996      $10,296.99       $12,058.80       $12,037.27
 4/30/1996      $10,344.45       $12,236.59       $12,005.93
 5/31/1996      $10,629.16       $12,552.17       $12,486.95
 6/30/1996       $8,825.99       $12,600.05       $10,381.27
 7/31/1996       $8,730.06       $12,043.37       $10,436.79
 8/31/1996       $8,682.09       $12,297.42       $10,463.24
 9/30/1996       $7,914.61       $12,989.58        $9,676.08
10/31/1996       $7,770.71       $13,347.84        $9,713.87
11/30/1996       $7,243.07       $14,356.76       $10,117.76
12/31/1996       $6,859.33       $14,072.29        $9,834.05
 1/31/1997       $6,173.40       $14,951.46        $9,284.26
 2/28/1997       $7,055.31       $15,068.64       $10,324.76
 3/31/1997       $6,075.41       $14,449.76        $8,784.61
 4/30/1997       $5,585.46       $15,312.12        $7,921.49
 5/31/1997       $5,683.45       $16,244.37        $8,820.18
 6/30/1997       $4,723.14       $16,972.14        $8,090.03
 7/31/1997       $4,823.63       $18,322.58        $8,294.53
 8/31/1997       $4,873.88       $17,296.11        $8,381.97
 9/30/1997       $4,773.39       $18,243.36        $9,283.16
10/31/1997       $3,718.22       $17,634.09        $7,455.31
11/30/1997       $2,864.03       $18,450.41        $6,022.92
12/31/1997       $2,924.33       $18,767.27        $6,311.10
 1/31/1998       $2,924.33       $18,974.85        $6,377.45
 2/28/1998       $2,667.81       $20,343.41        $6,422.31
 3/31/1998       $2,719.11       $21,385.17        $6,955.66
 4/30/1998       $2,873.02       $21,600.32        $7,491.18
 5/31/1998       $2,308.68       $21,229.06        $6,374.17
 6/30/1998       $1,944.42       $22,091.36        $6,120.37
 7/31/1998       $1,959.81       $21,856.12        $5,373.26
 8/31/1998       $1,508.34       $18,696.22        $4,180.23
 9/30/1998       $2,103.46       $19,893.91        $6,411.86
10/31/1998       $2,057.29       $21,512.12        $6,451.47
11/30/1998       $1,929.03       $22,815.93        $6,081.68
12/31/1998       $1,959.81       $24,130.70        $5,569.67
 1/31/1999       $1,872.60       $25,139.75        $5,423.08
 2/28/1999       $1,831.55       $24,358.44        $5,193.20
 3/31/1999       $1,821.29       $25,332.98        $5,132.41
 4/30/1999       $2,026.51       $26,314.01        $6,313.37
 5/31/1999       $1,708.42       $25,692.60        $5,247.16
 6/30/1999       $1,754.60       $27,118.52        $5,769.55
 7/31/1999       $1,641.73       $26,271.75        $5,419.57
 8/31/1999       $1,728.94       $26,141.78        $5,865.79
 9/30/1999       $2,200.94       $25,425.13        $6,991.21
10/31/1999       $1,970.07       $27,034.04        $6,059.77
11/30/1999       $1,887.99       $27,583.60        $5,851.12
12/31/1999       $1,908.51       $29,208.17        $5,932.29
 1/31/2000       $1,677.64       $27,740.68        $5,234.95
 2/29/2000       $1,687.90       $27,215.56        $5,254.01
 3/31/2000       $1,559.64       $29,877.89        $4,972.28
 4/30/2000       $1,436.51       $28,979.12        $4,818.27
 5/31/2000       $1,436.51       $28,384.55        $4,972.84
 6/30/2000       $1,498.08       $29,084.32        $5,109.19
 7/31/2000       $1,354.43       $28,629.61        $4,494.09
 8/31/2000       $1,436.51       $30,407.92        $4,657.43
 9/30/2000       $1,344.16       $28,802.59        $4,443.09
10/31/2000       $1,210.77       $28,680.82        $3,904.63
11/30/2000       $1,231.30       $26,419.64        $4,208.09
12/31/2000       $1,339.03       $26,548.95        $4,596.11
 1/31/2001       $1,323.64       $27,490.88        $4,368.14
 2/28/2001       $1,354.43       $24,984.21        $4,721.35
 3/31/2001       $1,231.30       $23,401.45        $4,278.53
 4/30/2001       $1,395.47       $25,219.99        $4,958.49
 5/31/2001       $1,457.03       $25,388.96        $5,148.90
 6/30/2001       $1,451.90       $24,771.03        $4,800.35
 7/31/2001       $1,344.16       $24,527.18        $4,783.26
 8/31/2001       $1,380.08       $22,991.73        $5,120.33
 9/30/2001       $1,436.51       $21,135.09        $5,232.84
10/31/2001       $1,415.99       $21,538.12        $4,938.95
11/30/2001       $1,405.73       $23,190.23        $4,772.60
12/31/2001       $1,487.82       $23,393.39        $4,943.43
 1/31/2002       $1,734.07       $23,052.00        $5,570.10
 2/28/2002       $1,985.46       $22,607.44        $5,940.02
 3/31/2002       $2,267.64       $23,457.69        $6,466.01
 4/30/2002       $2,493.37       $22,035.50        $6,746.04
 5/31/2002       $3,303.98       $21,873.16        $7,703.57
 6/30/2002       $2,708.85       $20,314.93        $6,537.56
 7/31/2002       $2,000.86       $18,731.48        $5,538.56
 8/31/2002       $2,313.81       $18,854.46        $6,402.76
 9/30/2002       $2,380.51       $16,805.37        $6,429.38
10/31/2002       $2,052.16       $18,284.52        $5,848.57
11/30/2002       $2,072.68       $19,360.73        $5,843.04
12/31/2002       $2,698.59       $18,223.32        $7,087.64
 1/31/2003       $2,765.29       $17,745.94        $7,109.81
 2/28/2003       $2,590.85       $17,479.68        $6,690.18
 3/31/2003       $2,426.68       $17,649.39        $6,224.35
 4/30/2003       $2,318.94       $19,103.18        $6,076.18
 5/31/2003       $2,580.59       $20,109.67        $6,844.58
 6/30/2003       $2,657.55       $20,366.21        $7,330.44
 7/31/2003       $2,796.07       $20,725.29        $7,562.52
 8/31/2003       $3,252.67       $21,129.49        $8,513.66
 9/30/2003       $3,396.32       $20,905.10        $8,529.93
10/31/2003       $3,924.76       $22,087.70        $9,184.48
11/30/2003       $4,663.53       $22,282.03       $10,276.67
12/31/2003       $4,508.71       $23,450.61       $10,203.03
 1/31/2004       $3,999.16       $23,881.04        $8,967.85
 2/29/2004       $4,148.42       $24,212.97        $9,381.43
 3/31/2004       $4,549.88       $23,847.69        $9,873.61
 4/30/2004       $3,494.76       $23,473.32        $7,713.66
 5/31/2004       $3,777.85       $23,795.44        $8,466.68
 6/30/2004       $3,602.85       $24,258.14        $8,135.21
 7/31/2004       $3,391.83       $23,455.27        $8,204.24
 8/31/2004       $3,577.12       $23,550.15        $8,956.92
 9/30/2004       $4,091.81       $23,805.21        $9,640.04
10/31/2004       $4,143.28       $24,168.89        $9,784.88
11/30/2004       $4,457.24       $25,146.80       $10,113.56
12/31/2004       $4,218.48       $26,002.51        $9,418.04
 1/31/2005       $4,016.61       $25,368.70        $8,670.30
 2/28/2005       $4,296.12       $25,902.56        $9,401.89
 3/31/2005       $4,026.97       $25,443.88        $8,923.38
 4/30/2005       $3,499.01       $24,961.33        $7,956.08
 5/31/2005       $3,576.65       $25,755.56        $8,231.75
 6/30/2005       $3,970.03       $25,792.11        $8,875.20


 AVERAGE ANNUAL PERFORMANCE                           For the Years Ended
                                                                   June 30, 2005

                                           One Year  Five Year   Ten Year
  Gold Shares Fund                          10.19%    21.51%      (8.82)%
  -----------------------------------------------------------------------
  S&P 500 Index                              6.32%    (2.37)%      9.93%
  -----------------------------------------------------------------------
  Philadelphia Stock Exchange Gold &
    Silver Index                             9.10%    11.67%      (1.19)%

  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The Philadelphia Stock Exchange Gold &
  Silver Index is a capitalization-weighted index which includes the leading companies involved in the mining of gold and silver.

YEAR IN REVIEW - ECONOMIC AND
POLITICAL ISSUES THAT AFFECTED THE FUND

Critical drivers for the year include:

* Major gold producers are reporting a declining production profile.

* Total production costs are climbing due to currency effects, higher labor cost, rising G&A, higher royalties at higher gold prices, and bigger exploration budgets.

* Resource and reserve quality have fallen. Despite that greater volumes of ore have been processed at the mines, the average grade of the ore has fallen close to 20 percent over the last five years.

 GOLD AND PRECIOUS MINERALS FUNDS


* Declining production combined with higher costs have lowered the profitability of the gold industry, particularly when investors have been looking for higher profits to be achieved.

* Better-organized anti-mining groups or Non-Governmental Organizations (NGOs) have successfully used the political process to create delays for new projects to move forward.

* Investment demand for gold and jewelry has not waivered. All of the aforementioned constraints only limit the amount of gold that can be produced as breakeven costs have risen, making it less likely that marginal properties can be brought into production.

                     [Tonnes Processed (millions) bar graph]

1999        560
2000        576
2001        583
2002        623
2003        638
2004        643

                       [Average Grade (g/tonne) bar graph]

1999        2.52
2000        2.48
2001        2.45
2002        2.32
2003        2.24
2004        2.06

Source: Dundee Securities Corporation

 GOLD AND PRECIOUS MINERALS FUNDS


INVESTMENT HIGHLIGHTS

Our investment process is an active management style versus a more passive indexing approach. This has allowed us to create value for our shareholders. Over the past year, we have made several critical investment decisions, which generated superior relative performance:

* We focused on mid-cap unhedged gold producers.

* We also concentrated our investments in companies that produced two metals (i.e.: copper-gold porphyry producers like Wheaton River Minerals Ltd. (recently acquired by Goldcorp, Inc.(1)); Northern Orion Resources, Inc.;(2) Freeport-McMoRan Copper & Gold, Inc.;(3) and Placer Dome, Inc.(4)).

* We invested in companies reflecting the three critical growth drivers:
    (a) Increasing reserves
    (b) Increasing production
    (c) Increasing cash flow

* We looked for undervalued junior gold companies with inexpensive resource ounces in the ground.

* We wanted to own companies wherein a rising gold price would greatly increase their reserve base and net asset value.

* We searched for companies that were undervalued on a relative peer group basis for several fundamental metrics: ounce per share, production per share, net asset value per share, and cash flow multiples.

* We used statistical models to manage the price risk of the portfolios, looking for significant moves where the probability of a price reversal was high, and adjusted our cash position accordingly.

STRENGTHS

* High investment exposure to unhedged gold producers in our funds.

* Gold Fields Mineral Services Ltd.(5) reported in their 2005 survey results that global gold mine production fell by 5 percent in 2004. In addition, net official sector sales last year dropped by 23 percent to a five-year low.

* The rejection by the French and Dutch of the EU constitution created a wave of buying in the gold market as assets were shifted out of the Euro into gold, sending the gold price to a six-year high in Euro terms. In addition, gold in Japan rallied to its highest level since August of 1992.

 GOLD AND PRECIOUS MINERALS FUNDS


WEAKNESSES

* Language used by the Fed indicates that they may continue to raise interest rates in order to contain growth and fight inflation. While the U.S. Dollar fell for most of the last half of 2004, it has recovered all of those losses in the last six months.

* Continued trend of quarter-over-quarter rising cost profile in the gold industry that is offsetting any profit growth from a higher gold price.

* Another area of concern has been the securing of capital equipment. Whether it is new haulage trucks or replacement tires for their fleet, some companies have been forced to park trucks because they can't get tires.

CURRENT OUTLOOK

OPPORTUNITIES

* In March, the Reuters CRB Futures Price Index(6) commodities index hit its highest level in 20 years. Trends such as this have tended to reinforce the desire by pension funds to get more commodity exposure in their portfolio.

* After listing in Australia, London, and South Africa, the gold exchange-traded fund (ETF) finally received approval for listing in the U.S. in mid-November as streetTRACKS Gold Trust(7) (ticker GLD). Each share of the fund represents 1/10th of an ounce of gold. It was anticipated this should be a positive development in raising the visibility of gold as an asset class for individuals to consider. Within a month and a half of launch, the fund had attracted $1.34 billion. According to Trim Tabs Investment Research,(5) the fund has grown faster than any other exchange-traded fund.

* Platinum jewelry demand in China has slowed down significantly due to high prices. Purchases are off as much as 35 percent. The positive point is that consumers are turning to gold to fill their jewelry demands because it is cheaper and more fashionable. Italian-designed 18 carat gold which is being alloyed with other metals to give white and red colors to the jewelry, known as K-gold, is proving to be very popular with younger Chinese buyers.

THREATS

* There is the potential of a synchronized economic slow down in China and the United States. ISI Group Inc.(5) presented a chart in May that

 GOLD AND PRECIOUS MINERALS FUNDS


  showed the year-over-year change in the U.S. Index of Leading Indicators paired with U.S. MZM (money supply) growth at less than 2 percent. Growth rates this low typically foreshadow a significant economic slowdown or a recession.

* The Fed is becoming more aggressive and raising interest rates beyond the rate of inflation, which would result in a stronger dollar.

* The gold contango has widened from 130 b.p. to 350 b.p. in the past year, making forward sales of gold more attractive, but we have not seen any momentum shift to forward selling at this time.


(1)This security comprised 14.47 percent of the total net assets of the World Precious Minerals Fund and 25.64 percent of the total net assets of the Gold Shares Fund as of June 30, 2005.

(2)This security comprised 7.74 percent of the total net assets of the World Precious Minerals Fund and 8.89 percent of the total net assets of the Gold Shares Fund as of June 30, 2005.

(3)This security comprised 1.03 percent of the total net assets of the World Precious Minerals Fund and 6.78 percent of the total net assets of the Gold Shares Fund as of June 30, 2005.

(4)This security comprised 1.33 percent of the total net assets of the World Precious Minerals Fund and 1.05 percent of the total net assets of the Gold Shares Fund as of June 30, 2005.

(5)Neither the World Precious Minerals Fund nor the Gold Shares Fund held this security at June 30, 2005.

(6)The Reuters CRB Futures Price Index is an unweighted geometric average of commodity price levels relative to the base year average price.

(7)This security comprised 0.13 percent of the total net assets of the World Precious Minerals Fund and 0.00 percent of the total net assets of the Gold Shares Fund as of June 30, 2005.

 GOLD AND PRECIOUS MINERALS FUNDS


WORLD PRECIOUS MINERALS FUND

 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS      June 30, 2005

   GOLDCORP, INC.                                          14.06%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   NORTHERN ORION RESOURCES, INC.                           7.52%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   BOLIVAR GOLD CORP.                                       5.79%
     GOLD/MINERAL EXPLORATION & DEVELOPMENT
   ---------------------------------------------------------------
   IVANHOE MINES LTD.                                       3.31%
     GOLD/MINERAL EXPLORATION & DEVELOPMENT
   ---------------------------------------------------------------
   RANDGOLD RESOURCES LTD.                                  2.79%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   SILVER WHEATON CORP.                                     2.64%
     METAL & MINERAL MINING
   ---------------------------------------------------------------
   LUNDIN MINING CORP.                                      2.50%
     METAL & MINERAL MINING
   ---------------------------------------------------------------
   AFRICAN PLATINUM PLC                                     2.33%
     GOLD/MINERAL EXPLORATION & DEVELOPMENT
   ---------------------------------------------------------------
   BEMA GOLD CORP.                                          2.26%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   MERIDIAN GOLD, INC.                                      1.84%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS

 GOLD AND PRECIOUS MINERALS FUNDS


GOLD SHARES FUND

 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS      June 30, 2005

   GOLDCORP, INC.                                          24.10%
     GOLD MINING
   ---------------------------------------------------------------
   NORTHERN ORION RESOURCES, INC.                           8.36%
     GOLD MINING
   ---------------------------------------------------------------
   FREEPORT-MCMORAN COPPER & GOLD, INC.                     6.37%
     GOLD MINING
   ---------------------------------------------------------------
   RANDGOLD RESOURCES LTD.                                  5.39%
     GOLD MINING
   ---------------------------------------------------------------
   MERIDIAN GOLD, INC.                                      4.69%
     GOLD MINING
   ---------------------------------------------------------------
   IVANHOE MINES LTD.                                       4.12%
     GOLD MINING
   ---------------------------------------------------------------
   BEMA GOLD CORP.                                          3.66%
     GOLD MINING
   ---------------------------------------------------------------
   NEWMONT MINING CORP.                                     3.18%
     GOLD MINING
   ---------------------------------------------------------------
   GOLD FIELDS LTD.                                         3.11%
     GOLD MINING
   ---------------------------------------------------------------
   IAMGOLD CORP.                                            2.98%
     GOLD MINING

 GOLD AND PRECIOUS MINERALS FUNDS



WORLD PRECIOUS MINERALS FUND

 COUNTRY DISTRIBUTION BY COUNTRY OF DOMICILE
 BASED ON TOTAL INVESTMENTS                            June 30, 2005

                                 [Pie Chart]

Canada           70.34%
United States    17.14%
United Kingdom    7.85%
Australia         1.58%
Other Foreign     3.09%


GOLD SHARES FUND

 COUNTRY DISTRIBUTION BY COUNTRY OF DOMICILE
 BASED ON TOTAL INVESTMENTS                            June 30, 2005

                                 [Pie Chart]

Canada           64.32%
United States    24.49%
United Kingdom    5.39%
South Africa      3.11%
Other Foreign     2.69%

 GOLD AND PRECIOUS MINERALS FUNDS


 WORLD PRECIOUS MINERALS FUND
 PORTFOLIO ALLOCATION
 BASED ON TOTAL INVESTMENTS                            June 30, 2005

                                 [Pie Chart]

Intermediate & Junior Gold Producers           40.96%
Gold/Mineral Exploration & Development         28.10%
Cash Equivalent                                10.04%
Metal & Mineral Mining                          8.40%
Senior Gold Producers                           5.22%
Diamond Mining & Exploration                    2.06%
Other                                           5.22%


 GOLD SHARES FUND
 PORTFOLIO ALLOCATION
 BASED ON TOTAL INVESTMENTS                            June 30, 2005

                                 [Pie Chart]

Gold Mining                                    79.78%
Cash Equivalent                                 9.48%
Metal & Mineral Mining                          6.73%
Merchant Banking                                1.94%
Other                                           2.07%

  EXPENSE EXAMPLE                                      June 30, 2005


As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including short-term trading fees and exchange fees; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

* ACTUAL EXPENSES. The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

* HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct or transactional costs, such as small account, exchange or short-term trading fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct or transactional costs were included, your costs would have been higher.

  EXPENSE EXAMPLE                                               June 30, 2005

-------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2005
                                          BEGINNING          ENDING        EXPENSES
                                        ACCOUNT VALUE     ACCOUNT VALUE   PAID DURING
                                        JANUARY 1, 2005   JUNE 30, 2005     PERIOD*
-------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES CASH FUND
Based on Actual Fund Return                $1,000.00        $1,008.20       $ 4.72
Based on Hypothetical 5% Yearly Return     $1,000.00        $1,020.15       $ 4.74
-------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES SAVINGS FUND
Based on Actual Fund Return                $1,000.00        $1,010.90       $ 2.24
Based on Hypothetical 5% Yearly Return     $1,000.00        $1,022.56       $ 2.26
-------------------------------------------------------------------------------------
NEAR-TERM TAX FREE FUND
Based on Actual Fund Return                $1,000.00        $1,004.20       $ 2.24
Based on Hypothetical 5% Yearly Return     $1,000.00        $1,022.56       $ 2.26
-------------------------------------------------------------------------------------
TAX FREE FUND
Based on Actual Fund Return                $1,000.00        $1,019.40       $ 3.50
Based on Hypothetical 5% Yearly Return     $1,000.00        $1,021.32       $ 3.51
-------------------------------------------------------------------------------------
ALL AMERICAN EQUITY FUND
Based on Actual Fund Return                $1,000.00        $1,023.00       $ 8.78
Based on Hypothetical 5% Yearly Return     $1,000.00        $1,016.12       $ 8.75
-------------------------------------------------------------------------------------
CHINA REGION OPPORTUNITY FUND
Based on Actual Fund Return                $1,000.00        $1,028.40       $13.03
Based on Hypothetical 5% Yearly Return     $1,000.00        $1,011.95       $12.92
-------------------------------------------------------------------------------------
GLOBAL RESOURCES FUND
Based on Actual Fund Return                $1,000.00        $1,205.50       $ 6.66
Based on Hypothetical 5% Yearly Return     $1,000.00        $1,018.75       $ 6.10
-------------------------------------------------------------------------------------
WORLD PRECIOUS MINERALS FUND
Based on Actual Fund Return                $1,000.00        $  947.40       $ 7.30
Based on Hypothetical 5% Yearly Return     $1,000.00        $1,017.29       $ 7.56
-------------------------------------------------------------------------------------
GOLD SHARES FUND
Based on Actual Fund Return                $1,000.00        $  941.10       $ 9.73
Based on Hypothetical 5% Yearly Return     $1,000.00        $1,014.77       $10.10
-------------------------------------------------------------------------------------



*These calculations are based on expenses incurred in the most recent fiscal half-year. The funds' annualized six-month expense ratios for the six-month period ended June 30, 2005, were 0.95%, 0.45%, 0.45%, 0.70%, 1.75%, 2.59%,
1.22%, 1.51% and 2.02%, respectively, for the U.S. Treasury Securities Cash,
U.S. Government Securities Savings, Near-Term Tax Free, Tax Free, All American
Equity, China Region Opportunity, Global Resources, World Precious Minerals and
Gold Shares Funds. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, then divided by 365 days in the current fiscal year.

U.S. TREASURY SECURITIES CASH FUND

  PORTFOLIO OF INVESTMENTS                                             June 30, 2005


UNITED STATES
GOVERNMENT                            COUPON   MATURITY   PRINCIPAL
OBLIGATIONS 56.17%                     RATE      DATE       AMOUNT         VALUE

UNITED STATES TREASURY BILLS 32.09%
------------------------------------------------------------------------------------
                               Yield   2.68%   07/07/05  $ 10,000,000   $  9,995,533
                               Yield   2.81%   07/21/05    10,000,000      9,984,389
                               Yield   3.06%   10/06/05    20,000,000     19,835,370
                                                                        ------------
                                                                          39,815,292

UNITED STATES TREASURY NOTES 24.08%
------------------------------------------------------------------------------------
                                       2.00%   08/31/05    10,000,000      9,990,957
                                      1.625%   10/31/05    10,000,000      9,958,445
                                      1.875%   01/31/06    10,000,000      9,924,173
                                                                        ------------
                                                                          29,873,575

------------------------------------------------------------------------------------
TOTAL UNITED STATES GOVERNMENT OBLIGATIONS                                69,688,867
------------------------------------------------------------------------------------
  (cost $69,688,867)

REPURCHASE AGREEMENTS 33.61%
Joint Tri-Party Repurchase Agreements, 06/30/05, collateralized by U.S. Treasury securities held in joint tri-party repurchase accounts:

2.85% Morgan Stanley Dean
  Witter, repurchase price
  $20,001,583                          2.85%   07/01/05    20,000,000     20,000,000
2.95% UBS Financial Services,
  Inc., repurchase price
  $21,696,104                          2.95%   07/01/05    21,694,326     21,694,326

------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                               41,694,326
------------------------------------------------------------------------------------
  (cost $41,694,326)

------------------------------------------------------------------------------------
TOTAL INVESTMENTS 89.78%                                                 111,383,193
------------------------------------------------------------------------------------
  (cost $111,383,193)
Other assets and liabilities, net 10.22%                                  12,674,907
                                                                        ------------

NET ASSETS 100%                                                         $124,058,100
                                                                        ------------


See notes to portfolios of investments and notes to financial statements.

U.S. GOVERNMENT SECURITIES SAVINGS FUND

  PORTFOLIO OF INVESTMENTS                                              June 30, 2005


UNITED STATES
GOVERNMENT AND AGENCY                 COUPON   MATURITY   PRINCIPAL
OBLIGATIONS 99.71%                     RATE      DATE      AMOUNT          VALUE

FEDERAL FARM CREDIT BANK 29.32%
------------------------------------------------------------------------------------
Discount Notes:
                               Yield   2.96%   07/01/05  $20,000,000    $ 20,000,000
                               Yield   2.95%   07/07/05   10,000,000       9,995,083
                               Yield   3.06%   07/12/05   10,000,000       9,990,665
                               Yield   2.90%   09/08/05    5,000,000       4,972,209
                               Yield   3.25%   10/31/05    5,000,000       4,944,931
Fixed Rates:
                                       2.25%   07/01/05    1,000,000       1,000,000
                                      2.125%   08/15/05    7,005,000       6,998,638
                                      4.875%   08/23/05    1,000,000       1,002,228
                                       2.10%   08/25/05    4,000,000       3,993,131
                                       1.54%   09/15/05    1,000,000         996,358
                                       2.50%   10/11/05    1,500,000       1,498,986
                                       1.80%   10/24/05    3,000,000       2,986,863
                                       2.25%   11/01/05    7,100,000       7,090,028
                                       2.05%   11/04/05    2,000,000       1,991,397
                                       2.20%   11/10/05    1,400,000       1,393,906
                                       2.50%   11/15/05    5,000,000       4,983,514
                                       6.50%   11/22/05    1,650,000       1,673,008
                                      2.625%   12/15/05    5,000,000       4,990,960
                                       2.00%   12/19/05    3,000,000       2,980,457
                                       1.70%   01/03/06    1,100,000       1,089,844
                                       1.75%   01/05/06    1,500,000       1,487,166
                                       2.99%   01/11/06    1,000,000         997,001
                                       2.00%   01/23/06    1,000,000         991,886
                                       2.48%   02/06/06    1,350,000       1,341,853
                                       1.85%   03/03/06    1,670,000       1,649,817
                                       2.00%   03/08/06    1,090,000       1,077,806
                                       1.93%   03/15/06    1,900,000       1,877,338
                                       2.60%   03/29/06    2,000,000       1,984,761
                                       3.65%   04/04/06    2,045,000       2,046,492
                                       2.60%   05/19/06    2,800,000       2,775,687
Variable Rate:
                                       3.21%   08/23/05   10,000,000       9,999,927
                                                                        ------------
                                                                         120,801,940

FEDERAL HOME LOAN BANK 70.39%
------------------------------------------------------------------------------------
Discount Notes:
                               Yield   2.96%   07/01/05  114,631,000     114,631,000
                               Yield   2.92%   07/05/05    5,000,000       4,998,378
                               Yield   3.09%   07/13/05   10,000,000       9,989,700


See notes to portfolios of investments and notes to financial statements.




                                                                              43



U.S. GOVERNMENT SECURITIES SAVINGS FUND

  PORTFOLIO OF INVESTMENTS                                             June 30, 2005

UNITED STATES
GOVERNMENT AND AGENCY                 COUPON   MATURITY   PRINCIPAL
OBLIGATIONS                            RATE      DATE      AMOUNT           VALUE

FEDERAL HOME LOAN BANK (CONT'D)
------------------------------------------------------------------------------------

                               Yield   3.10%   07/15/05  $20,000,000    $ 19,975,889
                               Yield   3.11%   07/20/05   25,450,000      25,408,180
                               Yield   3.06%   07/22/05    3,385,000       3,378,967
                               Yield   2.83%   07/29/05   10,000,000       9,977,970
                               Yield   3.05%   08/02/05    5,800,000       5,784,276
                               Yield   3.15%   08/05/05   10,437,000      10,405,037
                               Yield   3.21%   08/12/05   10,000,000       9,962,550
                               Yield   3.00%   09/02/05    5,000,000       4,973,750
Fixed Rates:
                                      2.125%   07/14/05   10,000,000       9,997,767
                                       1.55%   07/28/05    2,225,000       2,222,632
                                       1.75%   08/12/05    3,700,000       3,697,686
                                       1.76%   08/15/05    5,000,000       4,993,131
                                       3.25%   08/15/05    2,300,000       2,300,171
                                       1.66%   08/24/05    2,510,000       2,504,164
                                      2.125%   09/01/05    5,000,000       4,997,862
                                       1.62%   09/09/05    5,000,000       4,984,240
                                      2.125%   09/15/05    5,000,000       4,990,708
                                       1.95%   10/06/05    1,250,000       1,245,076
                                       2.50%   11/02/05    5,000,000       4,999,842
                                       2.50%   11/15/05    5,000,000       4,985,177
                                      3.625%   11/15/05    3,000,000       3,001,319
                                       2.22%   11/21/05    3,000,000       2,985,121
                                       2.70%   11/28/05    1,000,000         996,792
                                      2.515%   12/01/05    4,175,000       4,170,680
                                       1.70%   12/30/05    5,000,000       4,964,808
                                       2.50%   03/15/06    2,500,000       2,480,665
                                                                        ------------
                                                                         290,003,538

------------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.71%                                                 410,805,478
------------------------------------------------------------------------------------
  (cost $410,805,478)
Other assets and liabilities,
  net 0.29%                                                                1,173,240
                                                                        ------------

NET ASSETS 100%                                                         $411,978,718
                                                                        ------------



See notes to portfolios of investments and notes to financial statements.

NEAR-TERM TAX FREE FUND

  PORTFOLIO OF INVESTMENTS                                                June 30, 2005

                                            COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS 93.40%                       RATE      DATE       AMOUNT       VALUE

ALABAMA 3.15%
---------------------------------------------------------------------------------------
DCH Health Care Authority Facilities
  Revenue                                   5.00%    06/01/09   $ 250,000    $  267,137
University Alabama, Series A                5.00%    09/01/09     300,000       321,675
                                                                             ----------
                                                                                588,812

ARIZONA 2.85%
---------------------------------------------------------------------------------------
Arizona State Transportation Board,
  Series A                                  5.00%    07/01/09     300,000       322,734
Maricopa County, Arizona Unified School
  District, GO                              4.85%    07/01/11     200,000       210,076
                                                                             ----------
                                                                                532,810

ARKANSAS 2.15%
---------------------------------------------------------------------------------------
Arkansas State Community Water System
  Public Water Authority Revenue            2.40%    10/01/05     200,000       199,902
Little Rock Arkansas Health Facilities
  Board Hospital Revenue                    6.80%    11/01/05     200,000       202,576
                                                                             ----------
                                                                                402,478

CALIFORNIA 7.66%
---------------------------------------------------------------------------------------
Association of Bay Area Governments
  (ABAG) Finance Authority, Series C        4.00%    03/01/08     100,000       101,405
California State, GO                        6.40%    02/01/06     500,000       510,975
Chino Basin Regional Financing
  Authority Revenue                         7.00%    08/01/06     250,000       261,332
Modesto Irrigation District Financing
  Authority Revenue Domestic Water
  Project, Series C                         5.75%    09/01/15     200,000       205,006
Santa Clara County Financing Authority
  Revenue                                   4.00%    08/01/06     350,000       354,609
                                                                             ----------
                                                                              1,433,327

COLORADO 2.79%
---------------------------------------------------------------------------------------
Adams & Arapahoe Counties Joint School
  District, Series C, GO                    5.75%    12/01/07     100,000       106,209
Platte River Power Authority Revenue,
  Series FF                                 5.00%    06/01/07     400,000       416,336
                                                                             ----------
                                                                                522,545

CONNECTICUT 3.38%
---------------------------------------------------------------------------------------
Bridgeport, Series A, GO                    6.00%    03/01/06     200,000       204,418
Connecticut State, Series C, GO             5.00%    12/15/08     400,000       427,320
                                                                             ----------
                                                                                631,738

See notes to portfolios of investments and notes to financial statements.


                                                                              45




NEAR-TERM TAX FREE FUND

  PORTFOLIO OF INVESTMENTS                                                June 30, 2005

                                            COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                              RATE      DATE       AMOUNT       VALUE
DELAWARE 3.39%
---------------------------------------------------------------------------------------
Delaware State, Series A, GO                4.25%    03/01/09   $ 400,000    $  419,992
Delaware Transportation Authority
  System Revenue                            5.50%    07/01/08     200,000       214,890
                                                                             ----------
                                                                                634,882

DISTRICT OF COLUMBIA 0.88%
---------------------------------------------------------------------------------------
District of Columbia, Unrefunded,
  Series B                                  5.50%    06/01/09     150,000       163,652

FLORIDA 3.69%
---------------------------------------------------------------------------------------
Florida State Board of Education
  Capital Outlay, Series B, GO              5.25%    06/01/11     175,000       187,418
Hillsborough County Industrial
  Development Authority Hospital
  Revenue                                   3.50%    10/01/09     205,000       202,843
Jacksonville Transportation Authority,
  GO                                        6.50%    07/01/07     280,000       300,216
                                                                             ----------
                                                                                690,477

GEORGIA 5.60%
---------------------------------------------------------------------------------------
Atlanta Development Authority Revenue,
  Series A                                  5.25%    07/01/12     375,000       399,326
Coweta County School District, GO           4.00%    08/01/06     175,000       177,527
Georgia Municipal Electric Authority
  Power Revenue, Series A                   5.30%    01/01/07     100,000       103,807
Marietta Georgia Development Authority
  Revenue                                   3.00%    09/15/08     375,000       367,459
                                                                             ----------
                                                                              1,048,119

ILLINOIS 2.93%
---------------------------------------------------------------------------------------
Chicago Water Revenue (ZCB)                 0.00%    11/01/08     275,000       247,253
Western Illinois, University and
  College Revenue                           3.50%    04/01/13     300,000       300,393
                                                                             ----------
                                                                                547,646

INDIANA 1.27%
---------------------------------------------------------------------------------------
Indianapolis, Indiana Local Public
  Improvement Bond Bank, Series D           6.60%    02/01/07     225,000       238,282

KENTUCKY 1.50%
---------------------------------------------------------------------------------------
Kentucky Infrastructure Authority
  Revenue, Series K                         3.00%    08/01/05     280,000       280,036

MASSACHUSETTS 1.28%
---------------------------------------------------------------------------------------
Massachusetts State Health &
  Educational Facilities Authority
  Revenue, Series D                         5.00%    10/01/07     135,000       135,018
Massachusetts State, Series C, GO          4.625%    10/01/08     100,000       105,130
                                                                             ----------
                                                                                240,148


See notes to portfolios of investments and notes to financial statements.


46




NEAR-TERM TAX FREE FUND

  PORTFOLIO OF INVESTMENTS                                                June 30, 2005

                                            COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                              RATE      DATE       AMOUNT       VALUE
MICHIGAN 1.76%
---------------------------------------------------------------------------------------
Detroit, Michigan Local Development
  Financial Authority, Series A             5.20%    05/01/10   $ 130,000    $  134,519
Michigan Municipal Board Authority
  Revenue                                   3.00%    11/01/09     200,000       194,762
                                                                             ----------
                                                                                329,281

MISSISSIPPI 3.18%
---------------------------------------------------------------------------------------
Mississippi Development Bank Special
  Obligation                                3.25%    11/01/07     300,000       295,827
Mississippi Hospital Equipment &
  Facilities Authority Revenue              3.45%    04/01/07     300,000       299,637
                                                                             ----------
                                                                                595,464

NEVADA 2.70%
---------------------------------------------------------------------------------------
Nevada State Municipal Bond Bank
  Project #51, Series A, GO                 5.10%    01/01/08     250,000       252,963
Washoe County Gas & Water Facilities,
  Revenue                                   6.30%    12/01/14     250,000       251,707
                                                                             ----------
                                                                                504,670

NEW JERSEY 4.78%
---------------------------------------------------------------------------------------
Brigantine, New Jersey School
  Improvements, GO Unlimited                3.50%    01/15/13     300,000       302,571
Jersey City, GO                             6.00%    10/01/05     110,000       110,883
New Jersey State                           5.125%    05/01/10     250,000       272,375
Washington Township Board of Education,
  GO                                        5.10%    02/01/08     200,000       207,418
                                                                             ----------
                                                                                893,247

NEW MEXICO 0.62%
---------------------------------------------------------------------------------------
New Mexico State Highway Commission
  Revenue                                   3.75%    06/15/06     115,000       116,135

NEW YORK 10.39%
---------------------------------------------------------------------------------------
Hempstead Township, Series B, GO
  Unlimited Tax                            5.375%    11/15/10     120,000       128,551
New York City Transitional Financial
  Authority Revenue, Series A               5.25%    11/01/08     225,000       241,535
New York, New York, Series B                5.25%    08/01/09     200,000       215,524
New York, New York, Series C                3.50%    08/01/07     300,000       304,008
New York State, GO                          5.00%    03/01/08     250,000       263,238
New York State, Local Highway & Bridge,
  Series A                                 5.375%    04/01/10     200,000       214,770
New York State, Medical Care Facilities
  Financial Agency Revenue, Series D        5.10%    02/15/06     250,000       255,718
Schenectady Metroplex Development
  Authority Revenue, Series A               5.00%    12/15/12     110,000       117,711
Tobacco Settlement Financing Corp.,
  Series B                                  4.00%    06/01/07     200,000       203,222
                                                                             ----------
                                                                              1,944,277


See notes to portfolios of investments and notes to financial statements.

                                                                              47




NEAR-TERM TAX FREE FUND

  PORTFOLIO OF INVESTMENTS                                                June 30, 2005

                                            COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                              RATE      DATE       AMOUNT       VALUE
NORTH CAROLINA 0.99%
---------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power
  Agency Revenue, Refunding, Series A       5.60%    01/01/10   $ 175,000    $  185,150

OHIO 1.10%
---------------------------------------------------------------------------------------
Ohio State Higher Education, Series B,
  GO                                        4.25%    11/01/07     200,000       206,598

OREGON 1.83%
---------------------------------------------------------------------------------------
Clackamas County Hospital Facilities
  Authority Revenue                         5.00%    05/01/07     200,000       207,528
Oregon State Department Transportation
  Highway                                   5.00%    11/15/09     125,000       135,085
                                                                             ----------
                                                                                342,613

PUERTO RICO 1.07%
---------------------------------------------------------------------------------------
Puerto Rico Commonwealth Highway &
  Transportation Authority Revenue,
  Series F                                  5.00%    07/01/05     200,000       200,000

SOUTH CAROLINA 1.15%
---------------------------------------------------------------------------------------
Horry County Hospitality Fee Special
  Obligation                                5.00%    04/01/10     200,000       214,240

TENNESSEE 1.40%
---------------------------------------------------------------------------------------
Shelby County Tennessee Health
  Educational & Housing Facilities
  Board Revenue                             5.15%    07/01/07     300,000       260,904

TEXAS 14.83%
---------------------------------------------------------------------------------------
Arlington Refunding, Series A               5.00%    08/15/08     200,000       212,208
Austin Utility System Revenue, Series A    5.375%    11/15/05     150,000       150,582
Bexar County Refunded, GO                   5.40%    06/15/12     200,000       204,758
Gulf Coast Industrial Development
  Authority Pollution Control Revenue       4.95%    07/01/07     385,000       401,031
Killeen, Texas Independent School
  District, GO Unlimited, Prerefunded       5.00%    02/15/09     310,000       327,351
Killeen, Texas Independent School
  District, GO Unlimited, Unrefunded        5.00%    02/15/09      90,000        94,550
Rowlett, Texas, GO Unlimited, Refunding     4.00%    02/15/16     300,000       304,059
San Antonio Water System Revenue            5.00%    05/15/13     100,000       108,375
Southwest Higher Education Authority        4.30%    10/01/09     300,000       307,458
Texas State Affordable Housing Corp.        4.00%    11/01/06     165,000       156,116
Texas State Water Development Board
  Revenue, Series A                        5.125%    07/15/09     290,000       296,882
Texas Turnpike Authority Revenue            5.00%    06/01/08     200,000       211,378
                                                                             ----------
                                                                              2,774,748


See notes to portfolios of investments and notes to financial statements.

48




NEAR-TERM TAX FREE FUND

  PORTFOLIO OF INVESTMENTS                                                June 30, 2005

                                            COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                              RATE      DATE       AMOUNT       VALUE
UTAH 1.13%
---------------------------------------------------------------------------------------
Utah Transit Authority Sales Tax &
  Transportation Revenue                    4.90%    12/15/09   $ 200,000    $  210,496

VIRGINIA 2.51%
---------------------------------------------------------------------------------------
Virginia Commonwealth Transportation
  Board                                     4.00%    05/15/07     460,000       470,336

WASHINGTON 0.59%
---------------------------------------------------------------------------------------
Clark County, Washington School
  District, GO Unlimited                   5.125%    12/01/11     100,000       110,574

WISCONSIN 0.85%
---------------------------------------------------------------------------------------
Milwaukee, Wisconsin, Series L, GO          4.60%    12/15/13     150,000       158,495

---------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS                                                        17,472,180
---------------------------------------------------------------------------------------
  (cost $17,387,977)

REPURCHASE AGREEMENT 5.45%

Joint Tri-Party Repurchase Agreement,
  UBS Financial Services, Inc.,
  06/30/05, 2.95%, due 07/01/05,
  repurchase price $1,019,472,
  collateralized by U.S. Treasury
  securities held in a joint
  tri-party repurchase account
  (cost $1,019,388)                         2.95%    07/01/05   1,019,388     1,019,388
---------------------------------------------------------------------------------------
TOTAL INVESTMENTS 98.85%                                                     18,491,568
---------------------------------------------------------------------------------------
  (cost $18,407,365)
Other assets and liabilities, net 1.15%                                         214,220
                                                                            -----------

NET ASSETS 100%                                                             $18,705,788
                                                                            -----------


See notes to portfolios of investments and notes to financial statements.

TAX FREE FUND

  PORTFOLIO OF INVESTMENTS                                              June 30, 2005

                                         COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS 96.07%                    RATE      DATE       AMOUNT        VALUE
ALABAMA 3.08%
-------------------------------------------------------------------------------------
Alabama 21st Century Authority Tobacco
  Settlement Revenue                      5.75%   12/01/19   $ 275,000    $   296,128
Alabama State, GO Unlimited, Series A    4.625%   09/01/22     375,000        394,125
                                                                          -----------
                                                                              690,253

ARIZONA 1.40%
-------------------------------------------------------------------------------------
Salt River Project Agricultural
  Improvement & Power District Electric
  System Revenue                          6.00%   01/01/07     300,000        314,145

ARKANSAS 3.14%
-------------------------------------------------------------------------------------
Gravette Arkansas School District, GO
  Unlimited, Series B                     4.00%   06/01/09     290,000        297,415
Nettleton Arkansas Special School
  District, GO Limited                    4.20%   06/01/14     400,000        407,212
                                                                          -----------
                                                                              704,627

CALIFORNIA 6.84%
-------------------------------------------------------------------------------------
California State, GO Unlimited            5.00%   02/01/25     320,000        338,963
Campbell, California Union High School
  District, GO Unlimited                  4.75%   08/01/34     300,000        309,360
Los Angeles, California University
  School District, GO Unlimited, Series
  A                                      5.375%   07/01/18     790,000        887,154
                                                                          -----------
                                                                            1,535,477

COLORADO 0.71%
-------------------------------------------------------------------------------------
Colorado Health Facility Authority
  Revenue                                 5.00%   09/01/16     150,000        158,522

FLORIDA 4.41%
-------------------------------------------------------------------------------------
Florida Board of Education Capital
  Outlay, GO Unlimited Tax, Refunding,
  Series A                               6.625%   06/01/07     165,000        170,831
Florida Board of Education, GO
  Unlimited, Refunding, Series C          4.50%   06/01/28     300,000        304,905
St. Lucie County Florida Sales Tax
  Revenue                                 5.25%   10/01/23     465,000        513,076
                                                                          -----------
                                                                              988,812

GEORGIA 5.22%
-------------------------------------------------------------------------------------
Atlanta Development Authority Revenue     5.25%   07/01/22     500,000        531,190
Chatham County Hospital Authority
  Revenue, Series A                       5.50%   01/01/34     405,000        433,597


See notes to portfolios of investments and notes to financial statements.

50




TAX FREE FUND

  PORTFOLIO OF INVESTMENTS                                              June 30, 2005

                                         COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                           RATE      DATE       AMOUNT        VALUE
GEORGIA (CONT'D)
-------------------------------------------------------------------------------------
Georgia Municipal Electric Authority
  Power Revenue, Series A                 5.30%   01/01/07   $ 200,000    $   207,614
                                                                          -----------
                                                                            1,172,401

ILLINOIS 7.20%
-------------------------------------------------------------------------------------
Du Page County, Refunding                 5.60%   01/01/21     490,000        569,968
Illinois Development Financing
  Authority Hospital Revenue, Adventist
  Health Systems                          5.65%   11/15/24     435,000        459,569
Illinois Development Financing
  Authority Revenue Presbyterian Home
  Lake Project, Series B                  6.25%   09/01/17     250,000        263,928
Illinois Regional Transportation
  Authority Revenue, Series A             7.20%   11/01/20     250,000        321,395
                                                                          -----------
                                                                            1,614,860

IOWA 2.35%
-------------------------------------------------------------------------------------
Polk County Revenue Catholic Health
  Initiatives, Series A                  5.125%   12/01/11     500,000        526,350

KANSAS 5.12%
-------------------------------------------------------------------------------------
Kansas State Development Finance
  Authority Hospital Revenue, Series Z    5.00%   12/15/12     500,000        541,320
University of Kansas Hospital Authority
  Health Facilities Revenue              5.625%   09/01/27     570,000        607,016
                                                                          -----------
                                                                            1,148,336

KENTUCKY 2.49%
-------------------------------------------------------------------------------------
Kentucky State Property & Buildings
  Commission Revenue                      4.50%   08/01/12     525,000        558,731

MARYLAND 3.06%
-------------------------------------------------------------------------------------
Baltimore, Maryland Water Project
  Revenue, Series A                       5.00%   07/01/24     320,000        362,742
Maryland State Health & Higher
  Educational Facilities Authority
  Revenue                                 5.75%   07/01/21     300,000        325,044
                                                                          -----------
                                                                              687,786

MICHIGAN 5.52%
-------------------------------------------------------------------------------------
Belding Area Schools, Refunding           5.00%   05/01/18     390,000        404,707
Detroit, Michigan Local Development
  Financing Authority, Refunding,
  Series A                               5.375%   05/01/18     300,000        308,826


See notes to portfolios of investments and notes to financial statements.

                                                                              51



TAX FREE FUND

  PORTFOLIO OF INVESTMENTS                                              June 30, 2005

                                         COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                           RATE      DATE       AMOUNT        VALUE
MISSOURI 1.94%
-------------------------------------------------------------------------------------
Michigan State Hospital Finance
  Authority Revenue                       4.90%   05/15/13   $ 500,000    $   524,645
                                                                          -----------
                                                                            1,238,178
St. Louis Airport Development Program,
  Series A                                5.00%   07/01/11     400,000        434,624

NEW JERSEY 3.64%
-------------------------------------------------------------------------------------
New Jersey Health Care Facilities
  Financing Authority Revenue            4.375%   07/01/10     460,000        478,911
New Jersey State Transportation
  Authority, Series A                     5.00%   06/15/13     315,000        338,858
                                                                          -----------
                                                                              817,769

NEW MEXICO 0.90%
-------------------------------------------------------------------------------------
New Mexico State Highway Commission
  Revenue                                 3.75%   06/15/06     200,000        201,974

NEW YORK 6.13%
-------------------------------------------------------------------------------------
Albany Parking Authority Revenue          5.00%   07/15/09     400,000        416,544
New York, GO Unlimited, Series H          5.25%   03/15/14     450,000        480,663
New York, GO Unlimited, Series J          5.00%   05/15/12     250,000        265,695
Saratoga County Industrial Development
  Agency Civic Facility Revenue, Series
  A                                       5.00%   12/01/09     200,000        211,466
                                                                          -----------
                                                                            1,374,368

NORTH CAROLINA 2.36%
-------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power
  Agency Revenue, Refunding, Series A     5.60%   01/01/10     500,000        529,000

OHIO 2.51%
-------------------------------------------------------------------------------------
Ohio State Mental Health Facilities
  Revenue                                 5.50%   06/01/15     300,000        330,561
South Euclid Special Assessment, GO
  Limited Tax                             6.70%   12/01/14     200,000        231,790
                                                                          -----------
                                                                              562,351

PENNSYLVANIA 4.27%
-------------------------------------------------------------------------------------
Chester County Health & Educational
  Facilities Authority Revenue            5.00%   05/15/08     250,000        264,010
Moon Area School District, GO Unlimited   4.70%   11/15/29     415,000        428,388
Philadelphia Hospital & Higher
  Educational Facilities Authority
  Revenue                                 4.95%   06/15/06     265,000        265,522
                                                                          -----------
                                                                              957,920


See notes to portfolios of investments and notes to financial statements.

52



TAX FREE FUND

  PORTFOLIO OF INVESTMENTS                                              June 30, 2005

                                         COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                           RATE      DATE       AMOUNT        VALUE
PUERTO RICO 1.44%
-------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority
  Revenue, Series II                     5.125%   07/01/26   $ 300,000    $   324,381

RHODE ISLAND 4.92%
-------------------------------------------------------------------------------------
North Providence, GO Unlimited Tax,
  Series A                                6.05%   07/01/13     500,000        541,965
Rhode Island State Health & Educational
  Building Corporation Revenue            6.50%   08/15/32     500,000        561,850
                                                                          -----------
                                                                            1,103,815

SOUTH CAROLINA 1.15%
-------------------------------------------------------------------------------------
South Carolina Jobs Economic
  Development Authority Revenue           5.00%   11/01/23     250,000        258,893

TEXAS 9.94%
-------------------------------------------------------------------------------------
Austin Utility System Revenue, Series A  5.375%   11/15/05     225,000        225,873
Austin, Texas, GO                         5.00%   09/01/16     565,000        590,792
Duncanville, Texas Independent School
  District, GO Unlimited, Series B        5.25%   02/15/32     500,000        533,565
Floresville, Texas Independent School
  District, GO Unlimited                  5.00%   02/01/20     340,000        359,948
Killeen, Texas Refinancing &
  Improvement, GO                         4.50%   08/01/18     500,000        519,885
                                                                          -----------
                                                                            2,230,063

UTAH 1.40%
-------------------------------------------------------------------------------------
Weber County School District, GO
  Unlimited, Prerefunded, Series A        5.15%   06/15/08     110,000        115,127
Weber County School District, GO
  Unlimited, Unrefunded, Series A         5.15%   06/15/08     190,000        198,561
                                                                          -----------
                                                                              313,688

VERMONT 1.37%
-------------------------------------------------------------------------------------
Vermont Educational & Health Buildings
  Financing Agency Revenue, Vermont Law
  School Project, Series A               5.375%   01/01/23     300,000        306,660

VIRGINIA 1.37%
-------------------------------------------------------------------------------------
Norfolk, Virginia Water Revenue          4.625%   11/01/31     300,000        306,534

WASHINGTON 2.19%
-------------------------------------------------------------------------------------
King & Snohomish Counties' School
  District, Series C                      5.00%   06/15/10     250,000        267,413


See notes to portfolios of investments and notes to financial statements.

                                                                              53




TAX FREE FUND


  PORTFOLIO OF INVESTMENTS                                              June 30, 2005

                                         COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                           RATE      DATE       AMOUNT        VALUE
WASHINGTON (CONT'D)
-------------------------------------------------------------------------------------
Spokane County Washington School
  District, GO Unlimited                  5.05%   06/01/22   $ 255,000    $   224,502
                                                                          -----------
                                                                              491,915

-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS                                                      21,552,433
-------------------------------------------------------------------------------------
  (cost $20,536,566)

REPURCHASE AGREEMENT 2.69%

Joint Tri-Party Repurchase Agreement,
  UBS Financial Services, Inc.,
  06/30/05, 2.95%, due 07/01/05,
  repurchase price $603,423,
  collateralized by U.S. Treasury
  securities held in a joint tri-party
  repurchase account (cost $603,374)      2.95%   07/01/05     603,374        603,374

-------------------------------------------------------------------------------------
TOTAL INVESTMENTS 98.76%                                                   22,155,807
-------------------------------------------------------------------------------------
  (cost $21,139,940)
Other assets and liabilities, net 1.24%                                       277,162
                                                                          -----------

NET ASSETS 100%                                                           $22,432,969
                                                                          -----------




See notes to portfolios of investments and notes to financial statements.

ALL AMERICAN EQUITY FUND


  PORTFOLIO OF INVESTMENTS                                              June 30, 2005


COMMON STOCKS AND WARRANTS 92.18%                            SHARES             VALUE
AEROSPACE/DEFENSE 1.54%
-------------------------------------------------------------------------------------
Goodrich Corp.                                                2,500       $   102,400
Lockheed Martin Corp.                                         3,000           194,610
                                                                          -----------
                                                                              297,010

APPAREL 2.09%
-------------------------------------------------------------------------------------
Coach, Inc.                                                  12,000           402,840*

APPLICATIONS SOFTWARE 1.10%
-------------------------------------------------------------------------------------
Progress Software Corp.                                       7,000           211,050*

BANKS 1.90%
-------------------------------------------------------------------------------------
First Horizon National Corp.                                  3,500           147,700
PNC Financial Services Group, Inc.                            4,000           217,840
                                                                          -----------
                                                                              365,540

BEVERAGES 2.30%
-------------------------------------------------------------------------------------
Diageo plc, Sponsored ADR                                     2,000           118,600
PepsiCo, Inc.                                                 6,000           323,580
                                                                          -----------
                                                                              442,180

CABLE TV 1.02%
-------------------------------------------------------------------------------------
Comcast Corp., Class A                                        3,000            92,100*
Stream Communications Network, Inc.                         190,000           104,500*
                                                                          -----------
                                                                              196,600

CASINO HOTELS 1.38%
-------------------------------------------------------------------------------------
Station Casinos, Inc.                                         4,000           265,600

CHEMICALS - AGRICULTURAL 0.74%
-------------------------------------------------------------------------------------
Potash Corporation of Saskatchewan, Inc.                      1,500           143,370

COAL 0.83%
-------------------------------------------------------------------------------------
CONSOL Energy, Inc.                                           3,000           160,740

COMMUNICATION SOFTWARE 0.71%
-------------------------------------------------------------------------------------
Witness Systems, Inc.                                         7,500           136,725*

COMPUTERS - MEMORY DEVICES 1.76%
-------------------------------------------------------------------------------------
Network Appliance, Inc                                       12,000           339,240*


See notes to portfolios of investments and notes to financial statements.

                                                                              55




ALL AMERICAN EQUITY FUND


  PORTFOLIO OF INVESTMENTS                                             June 30, 2005

COMMON STOCKS AND WARRANTS                                  SHARES             VALUE
CONSTRUCTION 2.37%
-------------------------------------------------------------------------------------
Toll Brothers, Inc.                                           4,500       $   456,975*

DISTRIBUTION/WHOLESALE 0.71%
-------------------------------------------------------------------------------------
United Natural Foods, Inc.                                    4,500           136,665*

DIVERSIFIED MANUFACTURING 2.62%
-------------------------------------------------------------------------------------
General Electric Co.                                          8,000           277,200
Textron, Inc.                                                 3,000           227,550
                                                                          -----------
                                                                              504,750

E-COMMERCE / SERVICES 0.86%
-------------------------------------------------------------------------------------
eBay, Inc.                                                    5,000           165,050*

ELECTRIC - INTEGRATED 3.46%
-------------------------------------------------------------------------------------
Edison International                                          4,500           182,475
Entergy Corp.                                                 3,000           226,650
Exelon Corp.                                                  5,000           256,650
                                                                          -----------
                                                                              665,775

ELECTRONICS & COMPONENTS 3.67%
-------------------------------------------------------------------------------------
Intel Corp.                                                  12,000           312,720
Texas Instruments, Inc.                                      14,000           392,980
                                                                          -----------
                                                                              705,700

ENGINEERING SERVICES 0.56%
-------------------------------------------------------------------------------------
The Shaw Group, Inc.                                          5,000           107,550*

FINANCIAL SERVICES 2.82%
-------------------------------------------------------------------------------------
Citigroup, Inc.                                               7,500           346,725
MBNA Corp.                                                    7,500           196,200
                                                                          -----------
                                                                              542,925

GOLD MINING 4.29%
-------------------------------------------------------------------------------------
Bema Gold Corp., Warrants (October 2007)                     25,000            30,596*
Goldcorp, Inc., Warrants (March 2007), Class C              125,000           327,377*
Goldcorp, Inc., Warrants (May 2007), Class A                150,000           391,629*
Goldcorp, Inc., Warrants (August 2008), Class B              50,000            76,694*
                                                                          -----------
                                                                              826,296

HOTELS 1.02%
-------------------------------------------------------------------------------------
Choice Hotels International, Inc.                             3,000           197,100




See notes to portfolios of investments and notes to financial statements.

56




ALL AMERICAN EQUITY FUND


  PORTFOLIO OF INVESTMENTS                                              June 30, 2005

COMMON STOCKS AND WARRANTS                                  SHARES             VALUE
INDEX FUND 2.67%
-------------------------------------------------------------------------------------
Biotech HOLDRs Trust                                          2,000       $   334,600
SPDR Trust Series 1                                           1,500           178,770
                                                                          -----------
                                                                              513,370

INDUSTRIAL GASES 0.48%
-------------------------------------------------------------------------------------
Praxair, Inc.                                                 2,000            93,200

INSURANCE 7.16%
-------------------------------------------------------------------------------------
American International Group, Inc.                            3,000           174,300
Loews Corp.                                                   1,200            93,000
Philadelphia Consolidated Holding Corp.                       4,500           381,420*
ProAssurance Corp.                                            4,500           187,920*
Prudential Financial, Inc.                                    1,600           105,056
The Hartford Financial Services Group, Inc.                   4,000           299,120
The St. Paul Travelers Companies, Inc.                        3,500           138,355
                                                                          -----------
                                                                            1,379,171

INTERNET 3.86%
-------------------------------------------------------------------------------------
F5 Networks, Inc.                                             6,000           283,410*
Google, Inc., Class A                                           500           147,075*
InfoSpace, Inc.                                               4,500           148,185*
Stockgroup Information Systems, Inc.                        110,000            35,200*
VeriSign, Inc.                                                4,500           129,420*
                                                                          -----------
                                                                              743,290

INVESTMENT ADVISERS 1.20%
-------------------------------------------------------------------------------------
Franklin Resources, Inc.                                      3,000           230,940

MACHINERY 0.44%
-------------------------------------------------------------------------------------
Joy Global, Inc.                                              2,500            83,975

MEDICAL - BIOMEDICAL 1.25%
-------------------------------------------------------------------------------------
Genentech, Inc.                                               3,000           240,840*

MEDICAL - DRUGS 3.30%
-------------------------------------------------------------------------------------
Abbott Laboratories                                           4,000           196,040
Pfizer, Inc.                                                  6,000           165,480
Teva Pharmaceutical Industries Ltd, Sponsored ADR             4,500           140,130
Wyeth                                                         3,000           133,500
                                                                          -----------
                                                                              635,150


See notes to portfolios of investments and notes to financial statements.

                                                                              57




ALL AMERICAN EQUITY FUND

  PORTFOLIO OF INVESTMENTS                                             June 30, 2005

COMMON STOCKS AND WARRANTS                                  SHARES             VALUE
MEDICAL - HMO 3.73%
-------------------------------------------------------------------------------------
Aetna, Inc.                                                   3,000       $   248,460
UnitedHealth Group, Inc.                                      9,000           469,260
                                                                          -----------
                                                                              717,720

MEDICAL - HOSPITALS 0.74%
-------------------------------------------------------------------------------------
HCA, Inc.                                                     2,500           141,675

MEDICAL - PRODUCTS 1.04%
-------------------------------------------------------------------------------------
American Medical Systems Holdings, Inc.                       5,000           103,250*
Johnson & Johnson                                             1,500            97,500
                                                                          -----------
                                                                              200,750

MOTION PICTURES & SERVICES 0.96%
-------------------------------------------------------------------------------------
Lions Gate Entertainment Corp.                               18,000           184,680*

NETWORKING PRODUCTS 1.49%
-------------------------------------------------------------------------------------
Cisco Systems, Inc.                                          15,000           286,650*

OIL & GAS - INTEGRATED 0.60%
-------------------------------------------------------------------------------------
ConocoPhillips                                                2,000           114,980

OIL & GAS DRILLING 3.37%
-------------------------------------------------------------------------------------
Nabors Industries, Inc.                                       2,500           151,550*
Patterson-UTI Energy, Inc.                                   14,000           389,620
Transocean, Inc.                                              2,000           107,940*
                                                                          -----------
                                                                              649,110

OIL & GAS EXPLORATION & PRODUCTION 1.23%
-------------------------------------------------------------------------------------
Enerplus Resources Fund                                       4,000           152,800
XTO Energy, Inc.                                              2,500            84,975
                                                                          -----------
                                                                              237,775

OIL & GAS FIELD SERVICES 0.74%
-------------------------------------------------------------------------------------
Halliburton Co.                                               3,000           143,460

OIL & GAS ROYALTY TRUST 0.87%
-------------------------------------------------------------------------------------
San Juan Basin Royalty Trust                                  4,000           167,800

OPTICAL SUPPLIES 0.32%
-------------------------------------------------------------------------------------
Luxottica Group SpA, Sponsored ADR                            3,000            61,770


See notes to portfolios of investments and notes to financial statements.

58




ALL AMERICAN EQUITY FUND

  PORTFOLIO OF INVESTMENTS                                             June 30, 2005

COMMON STOCKS AND WARRANTS                                  SHARES             VALUE
PAPER PRODUCTS 1.10%
-------------------------------------------------------------------------------------
Rayonier, Inc.                                                4,000       $   212,120

REAL ESTATE INVESTMENT TRUSTS 1.61%
-------------------------------------------------------------------------------------
Heritage Property Investment Trust                            3,000           105,060
Simon Property Group, Inc.                                    1,500           108,735
U-Store-It Trust                                              5,000            95,250
                                                                          -----------
                                                                              309,045

RETAIL 6.55%
-------------------------------------------------------------------------------------
7-Eleven, Inc.                                                6,000           181,440*
AutoNation, Inc.                                              4,500            92,340*
CVS Corp.                                                     4,000           116,280
Nordstrom, Inc.                                               3,500           237,895
The Children's Place Retail Stores, Inc.                      2,400           112,008*
The Men's Wearhouse, Inc.                                     7,500           258,225*
Urban Outfitters, Inc.                                        3,000           170,070*
Walgreen Co.                                                  2,000            91,980
                                                                          -----------
                                                                            1,260,238

TELECOMMUNICATIONS EQUIPMENT 2.08%
-------------------------------------------------------------------------------------
ECI Telecom Ltd.                                             20,000           166,000*
Harris Corp.                                                  7,500           234,075
                                                                          -----------
                                                                              400,075

TELECOMMUNICATIONS SERVICES 0.70%
-------------------------------------------------------------------------------------
Premiere Global Services, Inc.                               12,000           135,480*

TELEPHONE - INTEGRATED 0.55%
-------------------------------------------------------------------------------------
BellSouth Corp.                                               4,000           106,280

THERAPEUTICS 2.06%
-------------------------------------------------------------------------------------
Gilead Sciences, Inc.                                         9,000           395,910*

TOBACCO 1.68%
-------------------------------------------------------------------------------------
Altria Group, Inc.                                            5,000           323,300

TRANSPORTATION 0.37%
-------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                            1,500            70,620



See notes to portfolios of investments and notes to financial statements.

                                                                              59




ALL AMERICAN EQUITY FUND


  PORTFOLIO OF INVESTMENTS                                             June 30, 2005

COMMON STOCKS AND WARRANTS                                  SHARES             VALUE
WIRELESS EQUIPMENT 2.28%
-------------------------------------------------------------------------------------
Motorola, Inc.                                               24,000       $   438,240

-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                           17,747,295
-------------------------------------------------------------------------------------
  (cost $15,801,747)
                                                                       PRINCIPAL
REPURCHASE AGREEMENT 10.21%                                AMOUNT
Joint Tri-Party Repurchase Agreement, UBS Financial
  Services, Inc., 06/30/05, 2.95%, due 07/01/05,
  repurchase price $1,965,739, collateralized by U.S.
  Treasury securities held in a joint tri-party
  repurchase account (cost $1,965,578)                    $1,965,578        1,965,578

-------------------------------------------------------------------------------------
TOTAL INVESTMENTS 102.39%                                                 $19,712,873
-------------------------------------------------------------------------------------
  (cost $17,767,325)
Other assets and liabilities, net (2.39)%                                    (459,810)
                                                                          -----------

NET ASSETS 100%                                                           $19,253,063
                                                                          -----------




See notes to portfolios of investments and notes to financial statements.

CHINA REGION OPPORTUNITY FUND


  PORTFOLIO OF INVESTMENTS                                               June 30, 2005



COMMON STOCKS AND WARRANTS 92.30%                             SHARES             VALUE

AUDIO & VIDEO PRODUCTS 0.17%
--------------------------------------------------------------------------------------
Skyworth Digital Holdings Ltd.                               600,000       $    52,592

AUTOMOBILE 0.91%
--------------------------------------------------------------------------------------
Hyundai Motor                                                  5,000           278,181

BANKS 4.35%
--------------------------------------------------------------------------------------
HSBC Holdings plc, Sponsored ADR                               2,500           199,125
Kookmin Bank, Sponsored ADR                                   22,000         1,002,760
United Overseas Bank Ltd.                                     15,000           126,260
                                                                           -----------
                                                                             1,328,145

CELLULAR TELECOMMUNICATIONS 4.06%
--------------------------------------------------------------------------------------
China Mobile (Hong Kong) Ltd., H shares                      300,000         1,115,406
SK Telecom Co., Ltd., ADR                                      6,000           122,400
                                                                           -----------
                                                                             1,237,806

CHEMICALS - AGRICULTURAL 3.19%
--------------------------------------------------------------------------------------
Spur Ventures, Inc.                                          500,000           709,827*
Taiwan Fertilizer Co., Ltd.                                  200,000           264,497
                                                                           -----------
                                                                               974,324

CHEMICALS - OTHER 3.13%
--------------------------------------------------------------------------------------
Kingboard Chemical Holdings Ltd.                             300,000           953,404

COAL 2.61%
--------------------------------------------------------------------------------------
Western Canadian Coal Corp.                                  140,000           419,206*
Yanzhou Coal Mining Co., Ltd., H shares                      480,000           378,027
                                                                           -----------
                                                                               797,233

CONTAINERS 0.74%
--------------------------------------------------------------------------------------
China International Marine Containers (Group) Co.,
  Ltd., B shares                                             246,282           224,983

DISTRIBUTION/WHOLESALE 6.79%
--------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                         200,000         1,447,476
Li & Fung Ltd.                                               300,000           623,380
                                                                           -----------
                                                                             2,070,856

DIVERSIFIED MINERALS 0.54%
--------------------------------------------------------------------------------------
Caledon Resources Corp. plc                                  900,000            60,515*
Erdene Gold, Inc.                                            100,000            75,878*


See notes to portfolios of investments and notes to financial statements.

                                                                              61




CHINA REGION OPPORTUNITY FUND


  PORTFOLIO OF INVESTMENTS                                               June 30, 2005

COMMON STOCKS AND WARRANTS                                    SHARES             VALUE

DIVERSIFIED MINERALS (CONT'D)
--------------------------------------------------------------------------------------
New Pacific Metals Corp.                                     100,000       $    27,536*
                                                                           -----------
                                                                               163,929

DIVERSIFIED OPERATIONS 6.60%
--------------------------------------------------------------------------------------
China Merchants Holdings International Co., Ltd.             200,000           388,567
First Pacific Co., Ltd.                                    1,500,000           530,741*
Keppel Corp., Ltd.                                           100,000           740,960
Swire Pacific Ltd., Group A                                   40,000           353,827
                                                                           -----------
                                                                             2,014,095

ELECTRIC - INTEGRATED 2.57%
--------------------------------------------------------------------------------------
Korea Electric Power Corp., Sponsored ADR                     50,000           783,500

ELECTRONICS & COMPONENTS 1.70%
--------------------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.                         100,000           519,829
Yageo Corp.                                                        1                 2*
                                                                           -----------
                                                                               519,831

ENGINEERING SERVICES 0.47%
--------------------------------------------------------------------------------------
Singapore Technologies Engineering Ltd.                      100,000           143,450

FINANCIAL SERVICES 0.99%
--------------------------------------------------------------------------------------
Cathay Financial Holding Co., Ltd.                           150,000           302,417*

GAS DISTRIBUTION 2.02%
--------------------------------------------------------------------------------------
Hong Kong & China Gas Co., Ltd.                              301,693           615,252

GOLD MINING 2.45%
--------------------------------------------------------------------------------------
China NetTV Holdings, Inc.                                   500,000            80,000*
China NetTV Holdings, Inc., Warrants (September 2005)        500,000                 0*
Entree Gold, Inc.                                            200,000           401,420*
Entree Gold, Inc., Warrants (October 2005)                   100,000            90,564*
Olympus Pacific Minerals, Inc.                               340,500            88,900*
Olympus Pacific Minerals, Inc., Warrants (October
  2005)                                                      250,000                 0*
Silk Road Resources Ltd.                                     260,000            84,853*
                                                                           -----------
                                                                               745,737

INDEX FUND 2.94%
--------------------------------------------------------------------------------------
iShares MSCI Hong Kong Index Fund                             10,000           124,200
iShares MSCI Singapore (Free) Index Fund                      20,000           151,400
iShares MSCI South Korea Index Fund                           10,000           320,000


See notes to portfolios of investments and notes to financial statements.

62




CHINA REGION OPPORTUNITY FUND

  PORTFOLIO OF INVESTMENTS                                               June 30, 2005

COMMON STOCKS AND WARRANTS                                    SHARES             VALUE
INDEX FUND (CONT'D)
--------------------------------------------------------------------------------------
iShares MSCI Taiwan Index Fund                                25,000       $   302,500
                                                                           -----------
                                                                               898,100

INSURANCE 1.68%
--------------------------------------------------------------------------------------
China Life Insurance Co., Ltd., H shares                     750,000           511,828*

INTERNET 3.73%
--------------------------------------------------------------------------------------
Asia Broadband, Inc.                                         994,500           233,708*
Netease.com, Inc., ADR                                         6,000           342,660*
SE Global Equities Corp.                                     362,500           561,875*
                                                                           -----------
                                                                             1,138,243

MACHINERY TOOLS & RELATED PRODUCTS 4.13%
--------------------------------------------------------------------------------------
Techtronic Industries Co., Ltd.                              500,000         1,260,912

METAL - ALUMINUM 0.82%
--------------------------------------------------------------------------------------
Global Alumina Products Corp.                                200,000           250,000*
Global Alumina Products Corp., Warrants (January 2006)       100,000                 0*
                                                                           -----------
                                                                               250,000

METAL - COPPER 1.04%
--------------------------------------------------------------------------------------
Continental Minerals Corp.                                   200,000           221,923*
Toledo Mining Corp. plc                                    2,262,000            94,299*
                                                                           -----------
                                                                               316,222

METAL PROCESSORS & FABRICATION 0.40%
--------------------------------------------------------------------------------------
Jiangxi Copper Co., Ltd., H Shares                           250,000           122,231

NON-FERROUS METALS 0.57%
--------------------------------------------------------------------------------------
Sterling Group Ventures, Inc.                                512,800           174,352*
Sterling Group Ventures, Inc., Warrants (February
  2006)                                                      500,000                 0*
                                                                           -----------
                                                                               174,352

OIL & GAS - INTEGRATED 2.75%
--------------------------------------------------------------------------------------
PetroChina Co., Ltd., ADR                                     10,000           734,500
PTT plc                                                       20,000           105,466
                                                                           -----------
                                                                               839,966





See notes to portfolios of investments and notes to financial statements.

                                                                              63




CHINA REGION OPPORTUNITY FUND


  PORTFOLIO OF INVESTMENTS                                               June 30, 2005

COMMON STOCKS AND WARRANTS                                    SHARES             VALUE
OIL & GAS EXPLORATION & PRODUCTION 7.44%
--------------------------------------------------------------------------------------
Big Sky Energy Corp.                                       1,062,850       $ 1,094,736*
Big Sky Energy Corp. (RS)                                    100,000            97,850*
CNOOC Ltd., ADR                                               15,000           889,800
PTT Exploration and Production plc                            20,000           185,777
                                                                           -----------
                                                                             2,268,163

OIL & GAS REFINING & MARKETING 0.76%
--------------------------------------------------------------------------------------
Thai Oil plc                                                 150,000           230,406

PRECIOUS METALS 0.60%
--------------------------------------------------------------------------------------
Golden China Resources Corp.                                 307,500            85,302*
TVI Pacific, Inc.                                          1,185,714            87,068*
TVI Pacific, Inc., Warrants (November 2005)                1,185,714             9,674*
                                                                           -----------
                                                                               182,044

PUBLISHING 0.32%
--------------------------------------------------------------------------------------
Lingo Media, Inc.                                            800,000            97,907*

REAL ESTATE COMPANIES 5.00%
--------------------------------------------------------------------------------------
Cheung Kong Holdings Ltd.                                    100,000           971,417
Daying Modern Agricultural Co.                                     1                 0*
New World Development Co., Ltd.                              450,000           552,936
United Overseas Land Ltd.                                      1,500             2,027*
                                                                           -----------
                                                                             1,526,380

RENTAL - AUTO & EQUIPMENT 3.18%
--------------------------------------------------------------------------------------
Cosco Pacific Ltd.                                           499,000           969,474

RETAIL 4.17%
--------------------------------------------------------------------------------------
China First Pencil Co., Ltd., B shares                             1                 0*
Giordano International Ltd.                                  300,000           204,577
Lifestyle International Holdings Ltd.                        200,000           329,381
Sa Sa International Holdings Ltd.                          1,500,000           738,213
Shanghai Friendship Group, Inc., Co., B shares                     2                 1
                                                                           -----------
                                                                             1,272,172

SCHOOLS 2.91%
--------------------------------------------------------------------------------------
Capital Alliance Group, Inc.                               1,578,332           888,548*+

SEMICONDUCTORS 3.06%
--------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co., Ltd.,
  Sponsored ADR                                              102,499           934,791



See notes to portfolios of investments and notes to financial statements.

64




CHINA REGION OPPORTUNITY FUND

  PORTFOLIO OF INVESTMENTS                                               June 30, 2005


COMMON STOCKS AND WARRANTS                                    SHARES             VALUE
SHIPBUILDING 0.50%
--------------------------------------------------------------------------------------
Daewoo Shipbuilding & Marine Engineering Co., Ltd.             8,000       $   153,653

SILVER MINING 0.73%
--------------------------------------------------------------------------------------
Silvercorp Metals, Inc.                                      100,000           195,815*
Silvercorp Metals, Inc., Warrants (February 2006) 144A        50,000            26,517*
                                                                           -----------
                                                                               222,332

STEEL 0.43%
--------------------------------------------------------------------------------------
POSCO, ADR                                                     3,000           131,910

TELEPHONE - INTEGRATED 1.76%
--------------------------------------------------------------------------------------
KT Corp., Sponsored ADR                                       25,000           537,500

THERAPEUTICS 0.09%
--------------------------------------------------------------------------------------
Dragon Pharmaceuticals, Inc.                                  30,000            27,300*

--------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                            28,160,169
--------------------------------------------------------------------------------------
  (cost $22,822,279)

                                                                       PRINCIPAL
REPURCHASE AGREEMENT 5.33%                                  AMOUNT
Joint Tri-Party Repurchase Agreement, UBS Financial
  Services, Inc., 06/30/05, 2.95%, due 07/01/05,
  repurchase price $1,628,114, collateralized by U.S.
  Treasury securities held in a joint tri-party
  repurchase account (cost $1,627,981)                    $1,627,981         1,627,981

--------------------------------------------------------------------------------------
TOTAL INVESTMENTS 97.63%                                                   $29,788,150
--------------------------------------------------------------------------------------
  (cost $24,450,260)
Other assets and liabilities, net 2.37%                                        722,559
                                                                           -----------

NET ASSETS 100%                                                            $30,510,709
                                                                           -----------


See notes to portfolios of investments and notes to financial statements.

GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS                                                  June 30, 2005


COMMON STOCKS AND WARRANTS 83.70%                               SHARES              VALUE
ALUMINUM 0.80%
-----------------------------------------------------------------------------------------
Aluminum Corporation of China Ltd., ADR                         15,000       $    824,550
Aluminum Corporation of China Ltd., H Shares                 1,000,000            549,655
Century Aluminum Co.                                            75,000          1,530,000*
Global Alumina Products Corp.                                  800,000          1,000,000*
Global Alumina Products Corp., Warrants (January 2006)         400,000                  0*
                                                                             ------------
                                                                                3,904,205

BUILDING MATERIALS 1.22%
-----------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                         90,000          2,212,200
Martin Marietta Materials, Inc.                                 30,000          2,073,600
Rinker Group Ltd., ADR                                          10,000            530,900
Texas Industries, Inc.                                          20,000          1,124,600
                                                                             ------------
                                                                                5,941,300

CHEMICALS - DIVERSIFIED 0.47%
-----------------------------------------------------------------------------------------
Rohm & Haas Co.                                                 50,000          2,317,000

COAL 5.90%
-----------------------------------------------------------------------------------------
Adobe Ventures, Inc.                                         2,140,000            497,613*+
Adobe Ventures, Inc., Warrants (March 2006)                    550,000                  0*
Alpha Natural Resources, Inc.                                   50,000          1,194,000*
Arch Coal, Inc.                                                 85,000          4,629,950
China Shenhua Energy Co., Ltd., H Shares                       500,000            482,492*
CONSOL Energy, Inc.                                             50,000          2,679,000
Fording Canadian Coal Trust                                    100,000          9,186,347
Macarthur Coal Ltd.                                            675,000          3,829,896
NEMI Northern Energy & Mining, Inc.                            709,230            781,186*
NEMI Northern Energy & Mining, Inc., Warrants (August
  2005)                                                        769,230            376,566*
Peabody Energy Corp.                                            50,000          2,602,000
Walter Industries, Inc.                                         20,000            804,000
Western Canadian Coal Corp.                                    505,000          1,512,136*
Western Canadian Coal Corp., Warrants (June 2006)              145,000            256,721*
                                                                             ------------
                                                                               28,831,907

COPPER 1.60%
-----------------------------------------------------------------------------------------
African Copper plc                                           1,530,000          1,261,949*
Amerigo Resources Ltd.                                         731,600          1,074,434*
Constellation Copper Corp.                                   5,216,900          3,490,277*
EuroZinc Mining Corp., Special Warrants                        834,000            449,100*
Tenke Mining Corp.                                             300,000          1,174,887*
Toledo Mining Corp. plc                                      8,260,000            344,346*
                                                                             ------------
                                                                                7,794,993


See notes to portfolios of investments and notes to financial statements.

66



GLOBAL RESOURCES FUND


  PORTFOLIO OF INVESTMENTS                                                  June 30, 2005

COMMON STOCKS AND WARRANTS                                      SHARES              VALUE
DATA PROCESSING & SOFTWARE 0.01%
-----------------------------------------------------------------------------------------
Stockgroup Information Systems, Inc.                           110,000       $     35,200*

DIAMOND MINING & EXPLORATION 0.06%
-----------------------------------------------------------------------------------------
Diamond Fields International Ltd.                              112,000             33,811*
Diamond Fields International Ltd., Warrants (November
  2006)                                                        112,000                  0*
Diamonds North Resources Ltd.                                  150,000             80,773*
Metalex Ventures Ltd.                                           30,000             20,805*
Vaaldiam Resources Ltd.                                        250,000            136,662*
                                                                             ------------
                                                                                  272,051

ELECTRICITY GENERATION 0.57%
-----------------------------------------------------------------------------------------
Great Lakes Hydro Income Fund                                  100,000          1,595,072
Northland Power Income Fund                                    100,000          1,196,100
                                                                             ------------
                                                                                2,791,172

FERROCHROME 0.00%
-----------------------------------------------------------------------------------------
Zimasco Consolidated Enterprises Ltd. (RS)                      22,000              4,840*

FINANCIAL SERVICES 0.92%
-----------------------------------------------------------------------------------------
GMP Capital Corp.                                              203,900          4,475,103

FORESTRY 0.57%
-----------------------------------------------------------------------------------------
TimberWest Forest Corp.                                        230,000          2,764,166

GAS & PROPANE DISTRIBUTION 0.64%
-----------------------------------------------------------------------------------------
Energy Savings Income Fund                                     220,000          3,141,190

GOLD & COPPER MINING 2.85%
-----------------------------------------------------------------------------------------
European Minerals Corp.                                        368,250            201,303*
European Minerals Corp., Warrants (December 2008)              169,125             31,047*
Ivanhoe Mines Ltd.                                             315,000          2,446,702*
Northern Dynasty Minerals Ltd., Units                          400,000          1,556,725*
Northern Dynasty Minerals Ltd., Warrants (September
  2006)                                                        400,000                  0*
Northern Orion Resources, Inc.                               2,895,500          7,134,508*
Northern Orion Resources, Inc., Warrants (May 2008)            617,700            619,892*
Northern Orion Resources, Inc., Warrants (February
  2010)                                                         85,000             35,369*
Northgate Minerals Corp.                                     1,100,000          1,193,652*
Northgate Minerals Corp., Warrants (December 2006)             759,000            123,343*
Odyssey Resources Ltd.                                          20,000                734*
Taseko Mines Ltd., Units                                       500,000            497,695*
Taseko Mines Ltd., Warrants (December 2005)                    250,000             95,867*
                                                                             ------------
                                                                               13,936,837


See notes to portfolios of investments and notes to financial statements.

                                                                              67




GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS                                                  June 30, 2005

COMMON STOCKS AND WARRANTS                                      SHARES              VALUE
GOLD & NICKEL MINING 0.00%
-----------------------------------------------------------------------------------------
Rio Narcea Gold Mines Ltd., Warrants (September 2008)          122,500       $     23,987*

GOLD MINING 4.65%
-----------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd., Warrants (November 2007)               10,000             17,750*
Apollo Gold Corp.                                              403,125            115,117*
Bema Gold Corp.                                                472,750          1,122,412*
Bema Gold Corp., Warrants (October 2007)                       210,000            257,006*
Bolivar Gold Corp.                                           1,795,500          3,955,330*
Bolivar Gold Corp., Warrants (March 2008)                      312,500            456,390*
Bolivar Gold Corp., Warrants (August 2008)                     320,000            357,688*
Bolivar Gold Corp., Warrants (March 2009)                       21,000             14,050*
Caledon Resources Corp. plc                                  1,020,000             68,584*
Cambior, Inc.                                                   60,000            128,748*
Century Mining Corp. (RS)                                        2,647                788*
Century Mining Corp., Warrants (March 2007) (RS)               500,000                  0*
China NetTV Holdings, Inc.                                     653,750            104,600*
China NetTV Holdings, Inc., Warrants (September 2005)          500,000                  0*
Corona Gold Ltd.                                                50,000                381*
Crowflight Minerals, Inc.                                    1,100,000            179,497*
Desert Sun Mining Corp.                                         50,000             81,589*
Dumont Nickel, Inc.                                            500,000             53,033*
Dumont Nickel, Inc., Warrants (October 2005)                   250,000                  0*
Entree Gold, Inc.                                              410,000            822,910*
Entree Gold, Inc., Warrants (October 2005)                      80,000             72,451*
Glencairn Gold Corp.                                           600,000            225,187*
Glencairn Gold Corp., Warrants (November 2008)                 345,000             29,556*
Goldcorp, Inc.                                                 325,000          5,128,564
Goldcorp, Inc., Warrants (March 2007), Class C                 337,450            883,788*
Goldcorp, Inc., Warrants (April 2007)                            7,500             67,500*
Goldcorp, Inc., Warrants (May 2007), Class A                   413,250          1,078,938*
Goldcorp, Inc., Warrants (August 2008), Class B                985,000          1,510,872*
Goldcorp, Inc., Warrants (May 2009)                                200              3,363*
Golden China Resources Corp.                                   136,000             37,727*
Guinor Gold Corp.                                               20,000             15,502*
IAMGOLD Corp.                                                  280,000          1,889,283
Kinross Gold Corp., Warrants (December 2007)                   145,000             34,308*
Laurion Gold, Inc.                                              25,500              1,560*
Medoro Resources Ltd.                                          300,000             17,134*
Metallica Resources, Inc.                                      276,000            340,032*
Metallica Resources, Inc., Warrants (December 2008)            200,000             44,874*
Mexgold Resources, Inc.                                        305,000            709,216*
Mexgold Resources, Inc., Warrants (February 2006)              150,000             42,834*
Moss Lake Gold Mines Ltd.                                        3,000                294*
Nevada Pacific Gold Ltd.                                       538,648            347,189*
Nevsun Resources Ltd.                                           50,000             97,091*
New Sleeper Gold Corp.                                         200,000             37,939*


See notes to portfolios of investments and notes to financial statements.

68



GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS                                                  June 30, 2005

COMMON STOCKS AND WARRANTS                                      SHARES              VALUE
GOLD MINING (CONT'D)
-----------------------------------------------------------------------------------------
New Sleeper Gold Corp., Warrants (December 2008)               100,000       $          0*
Olympus Pacific Minerals, Inc.                                 475,000            124,016*
Olympus Pacific Minerals, Inc., Warrants (October 2005)        250,000                  0*
Pacific Ridge Exploration Ltd.                                 125,000              9,179*
Pacific Rim Mining Corp.                                       130,000             76,697*
Planet Exploration, Inc.                                       160,000             41,774*
Planet Exploration, Inc., Warrants (December 2005)             160,000                  0*
QGX Ltd.                                                       180,000            323,094*
Radius Gold, Inc.                                                9,600             10,652*
Red Back Mining, Inc.                                          300,000            416,106*
Ridge Mining plc                                               575,000            381,471*
Royal Roads Corp.                                            1,510,000            221,760*
Silk Road Resources Ltd.                                       265,000             86,485*
Stingray Resources, Inc.                                       120,000             63,150*
Stingray Resources, Inc., Warrants (December 2005)              60,000                  0*
TLC Ventures Corp.                                             226,000            165,953*
TVI Pacific, Inc.                                            2,621,428            192,493*
TVI Pacific, Inc., Warrants (November 2005)                  2,371,428             19,348*
X-Cal Resources Ltd.                                           396,000             90,466*
Yamana Gold, Inc.                                               25,000             90,768*
Yamana Gold, Inc., Warrants (July 2008)                         12,500             31,514*
                                                                             ------------
                                                                               22,696,001

IRON ORE 0.57%
-----------------------------------------------------------------------------------------
Labrador Iron Ore Royalty Trust                                150,000          2,778,118

LEAD 0.26%
-----------------------------------------------------------------------------------------
Ivernia, Inc.                                                1,000,000          1,289,112*

LITHIUM 0.04%
-----------------------------------------------------------------------------------------
Sterling Group Ventures, Inc.                                  525,700            178,738*
Sterling Group Ventures, Inc., Warrants (February 2006)        500,000                  0*
                                                                             ------------
                                                                                  178,738

MERCHANT BANKING 0.15%
-----------------------------------------------------------------------------------------
Endeavour Mining Capital Corp.                                 328,600            715,834
Endeavour Mining Capital Corp., Warrants (November
  2008)                                                         60,000             34,268*
                                                                             ------------
                                                                                  750,102

METAL & MINERAL MINING 0.14%
-----------------------------------------------------------------------------------------
Altius Minerals Corp.                                          100,000            293,722*
Atacama Minerals Corp.                                         500,000            375,311*
                                                                             ------------
                                                                                  669,033


See notes to portfolios of investments and notes to financial statements.

                                                                              69




GLOBAL RESOURCES FUND


  PORTFOLIO OF INVESTMENTS                                                  June 30, 2005

COMMON STOCKS AND WARRANTS                                      SHARES              VALUE
MINING EQUIPMENT & SERVICES 1.73%
-----------------------------------------------------------------------------------------
Bucyrus International, Inc., Class A                            85,000       $  3,228,300
Dynatec Corp.                                                1,764,000          1,871,007*
Joy Global, Inc.                                               100,000          3,359,000
                                                                             ------------
                                                                                8,458,307

NICKEL 0.19%
-----------------------------------------------------------------------------------------
European Nickel plc                                            350,000            188,270*
European Nickel plc, Warrants (September 2005)                 175,000                  0*
Inco Ltd.                                                       20,000            753,070
                                                                             ------------
                                                                                  941,340

OIL & GAS - INTEGRATED 4.82%
-----------------------------------------------------------------------------------------
Murphy Oil Corp.                                                20,000          1,044,600
Petro-Canada                                                    80,000          5,211,200
PetroChina Co., Ltd., ADR                                       70,000          5,141,500
Petroleo Brasileiro S.A., ADR                                  205,000          9,438,200
Sasol Ltd., Sponsored ADR                                      100,000          2,698,000
                                                                             ------------
                                                                               23,533,500

OIL & GAS DRILLING 6.85%
-----------------------------------------------------------------------------------------
Atwood Oceanics, Inc.                                          105,000          6,463,800*
GlobalSantaFe Corp.                                             90,000          3,672,000
Helmerich & Payne, Inc.                                         65,000          3,049,800
Nabors Industries, Inc.                                        100,000          6,062,000*
Patterson-UTI Energy, Inc.                                     170,000          4,731,100
Precision Drilling Corp.                                        80,000          3,158,400*
Pride International, Inc.                                       70,000          1,799,000*
Transocean, Inc.                                                65,000          3,508,050*
Trinidad Energy Services Income Trust                          100,000          1,019,867
                                                                             ------------
                                                                               33,464,017

OIL & GAS EQUIPMENT & SERVICES 8.28%
-----------------------------------------------------------------------------------------
Baker Hughes, Inc.                                              85,000          4,348,600
Calfrac Well Services Ltd.                                      85,000          2,149,880
CCS Income Trust                                                 4,100             97,010
Grant Prideco, Inc.                                            230,000          6,083,500*
Halliburton Co.                                                100,000          4,782,000
National-Oilwell, Inc.                                          52,000          2,472,080*
Oil States International, Inc.                                 135,000          3,397,950*
Savanna Energy Services Corp.                                  120,000          1,894,505*
Saxon Energy Services, Inc. (RS)                               375,000          1,133,582*
Saxon Energy Services, Inc., S/R (RS)                          375,000          1,133,582*
Saxon Energy Services, Inc., Warrants (April 2006) (RS)         93,750                  0*



See notes to portfolios of investments and notes to financial statements.

70



GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS                                                  June 30, 2005


COMMON STOCKS AND WARRANTS                                      SHARES              VALUE
OIL & GAS EQUIPMENT & SERVICES (CONT'D)
-----------------------------------------------------------------------------------------
Schlumberger Ltd.                                               65,000       $  4,936,100
SIEM Offshore                                                  153,000          1,136,981*
TETRA Technologies, Inc.                                        60,000          1,911,000*
Trican Well Service Ltd.                                       142,500          3,501,897*
Willbros Group, Inc.                                           100,000          1,432,000*
                                                                             ------------
                                                                               40,410,667

OIL & GAS EXPLORATION & PRODUCTION - JUNIOR 16.28%
-----------------------------------------------------------------------------------------
Bankers Petroleum Ltd.                                       4,493,000          4,325,656*
Bankers Petroleum Ltd., Warrants (November 2009)             2,241,000          1,371,313*
Big Sky Energy Corp.                                         2,190,000          2,255,700*+
Big Sky Energy Corp. (RS)                                    1,000,000            978,500*+
Birchcliff Energy Ltd.                                          50,000            167,258*
Birchcliff Energy Ltd., S/R                                    350,000          1,170,807*
BlackRock Ventures, Inc.                                       510,000          4,102,803*
Calvalley Petroleum, Inc., Class A (RS)                        185,000            655,307*
Catalina Energy Corp. (RS)                                   1,279,860            104,423*
Centurion Energy International, Inc.                            50,000            547,057*
Chamaelo Exploration Ltd.                                       39,000            241,831*
Choice Resources Corp.                                       1,973,000          1,126,831*+
Choice Resources Corp., Warrants (March 2006)                1,000,000                  0*
Cinch Energy Corp.                                             520,000          1,187,941*
Compton Petroleum Corp.                                         50,000            454,861*
Denbury Resources, Inc.                                         45,000          1,789,650*
Duvernay Oil Corp.                                             120,000          3,192,755*
Gastar Exploration Ltd.                                        200,000            585,812*
Gastar Exploration Ltd. (RS)                                   600,000          1,652,185*
Grove Energy Ltd.                                            1,000,000            587,443
Grove Energy Ltd., Warrants (April 2006)                       600,000            156,652*
Harvest Natural Resources, Inc.                                225,000          2,459,250*
Ivanhoe Energy, Inc.                                            10,000             23,498*
Kereco Energy Ltd. (RS)                                        125,000          1,337,046*
Loon Energy, Inc.                                            1,815,000          1,569,698*
Niko Resources Ltd., Class A                                    75,000          3,530,168
OPTI Canada, Inc.                                              105,000          2,291,641*
Pacific Stratus Energy Ltd.                                  3,000,000            673,112*+
Pacific Stratus Energy Ltd., Warrants (August 2006)          1,500,000                  0*
Pan-Ocean Energy Corp., Ltd.                                   150,000          3,334,965*
Paramount Resources Ltd.                                       100,000          1,466,977*
PetroFalcon Corp.                                              600,000          1,028,026*
ProspEx Resources Ltd.                                         620,000          1,755,313*
Quadra Resources Corp.                                       3,800,000            142,500*
Real Resources, Inc.                                            50,000            673,112*
Rockyview Energy, Inc.                                          20,250             97,148*
TransGlobe Energy Corp.                                        240,000          1,588,055*


See notes to portfolios of investments and notes to financial statements.

                                                                              71



GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS                                                  June 30, 2005

COMMON STOCKS AND WARRANTS                                      SHARES              VALUE
OIL & GAS EXPLORATION & PRODUCTION - JUNIOR (CONT'D)
-----------------------------------------------------------------------------------------
Tyner Resources Ltd.                                            10,000        $     9,383*
Tyner Resources Ltd. (RS)                                      850,000            758,006*
Tyner Resources Ltd., Warrants (May 2007) (RS)                 425,000             49,586*
West Energy Ltd.                                               450,000          1,743,973*
White Nile Ltd.                                             12,772,000         28,282,531*+
                                                                             ------------
                                                                               79,468,773

OIL & GAS EXPLORATION & PRODUCTION - SENIOR 5.08%
-----------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                        50,000          4,107,500
Chesapeake Energy Corp.                                        100,000          2,280,000
CNOOC Ltd., ADR                                                 60,000          3,559,200
Novy Neft II Limited                                            60,000            835,500*
Southwestern Energy Co.                                        100,000          4,698,000*
Vintage Petroleum, Inc.                                        175,100          5,335,297
Western Gas Resources, Inc.                                    115,000          4,013,500
                                                                             ------------
                                                                               24,828,997

OIL & GAS REFINING & MARKETING 0.41%
-----------------------------------------------------------------------------------------
Valero Energy Corp.                                             25,000          1,977,750

OIL & GAS ROYALTY TRUSTS 11.00%
-----------------------------------------------------------------------------------------
Acclaim Energy Trust                                           375,000          4,693,428
ARC Energy Trust                                               120,000          1,952,270
Bonavista Energy Trust                                         245,000          6,204,708
Canadian Oil Sands Trust                                        45,000          3,308,041
Daylight Energy Trust                                          250,000          2,039,734
Enerplus Resources Fund                                         80,000          3,056,008
Esprit Energy Trust, Class A                                   320,000          3,109,534
Focus Energy Trust                                             200,000          3,524,660
Harvest Energy Trust                                           291,838          6,440,842
Ketch Resources Trust                                          100,000            930,119
Paramount Energy Trust                                          75,000          1,052,503
Penn West Energy Trust                                         300,000          7,093,379
Peyto Energy Trust                                              80,000          1,909,191
San Juan Basin Royalty Trust                                    50,000          2,097,500
Starpoint Energy Trust                                          76,545          1,177,231
Trilogy Energy Trust                                           200,000          2,922,531
Vault Energy Trust                                              97,500            831,294
Vermilion Energy Trust                                          70,000          1,334,149
                                                                             ------------
                                                                               53,677,122



See notes to portfolios of investments and notes to financial statements.

72



GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS                                                  June 30, 2005

COMMON STOCKS AND WARRANTS                                      SHARES              VALUE
PLATINUM GROUP METALS 0.78%
-----------------------------------------------------------------------------------------
African Minerals, Special Warrants (RS)                         12,500       $     75,000*
Anooraq Resources Corp.                                        750,000            575,205*
Aquarius Platinum Ltd. (RS)                                      6,862             35,272
Atikwa Minerals Corp.                                           10,000                469*
Eastern Platinum Ltd.                                          755,000            726,880*
Eastern Platinum Ltd., Warrants (March 2006)                   250,000                  0*
Eastern Platinum Ltd., Warrants (April 2008)                    57,500             21,111*
Osmium Holdings S.A. (RS)                                          104             10,400*
Platinum Group Metals Ltd.                                     239,700            176,013*
Southern African Resources plc                               5,450,000          2,174,297*
SouthernEra Resources Ltd., Warrants (November 2006)           100,000              3,264*
                                                                             ------------
                                                                                3,797,911

POTASH & AGRICULTURAL FERTILIZERS 1.69%
-----------------------------------------------------------------------------------------
Monsanto Co.                                                    45,000          2,829,150
Potash Corporation of Saskatchewan, Inc.                        50,000          4,779,000
Spur Ventures, Inc.                                            450,000            638,845*
                                                                             ------------
                                                                                8,246,995

POWER TECHNOLOGY 0.02%
-----------------------------------------------------------------------------------------
Dynex Power, Inc.                                              660,000             75,389*
Dynex Power, Inc., Warrants (August 2006)                      330,000                  0*
                                                                             ------------
                                                                                   75,389

SHIPBUILDING 0.08%
-----------------------------------------------------------------------------------------
Daewoo Shipbuilding & Marine Engineering Co., Ltd.              20,000            384,132

SHIPPING & CONTAINERS 0.62%
-----------------------------------------------------------------------------------------
China Shipping Development Co., Ltd., H Shares               2,000,000          1,518,241
General Maritime Corp.                                          35,000          1,484,000
                                                                             ------------
                                                                                3,002,241

SILVER MINING 0.55%
-----------------------------------------------------------------------------------------
Pan American Silver Corp., Warrants (February 2008)             32,000            192,551*
Silver Wheaton Corp.                                           405,675          1,257,753*
Silver Wheaton Corp., Warrants (August 2009)                 3,296,250            968,180*
Silver Wheaton Corp., Warrants (November 2009)                 750,000            152,980*
Silvercorp Metals, Inc.                                         60,000            117,489*
                                                                             ------------
                                                                                2,688,953



See notes to portfolios of investments and notes to financial statements.

                                                                              73




GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS                                                  June 30, 2005

COMMON STOCKS AND WARRANTS                                      SHARES              VALUE
STEEL 1.05%
-----------------------------------------------------------------------------------------
Allegheny Technologies, Inc.                                   100,000       $  2,206,000
NS Group, Inc.                                                  90,000          2,925,900*
                                                                             ------------
                                                                                5,131,900

URANIUM 0.55%
-----------------------------------------------------------------------------------------
Khan Resources Inc., Special Warrants (RS)                     400,000            326,357*
Western Prospector Group Ltd.                                  127,200            321,723*
Western Prospector Group Ltd., Units                           650,000          1,644,026*
Western Prospector Group Ltd., Warrants (October 2005)         325,000            397,748*
                                                                             ------------
                                                                                2,689,854

UTILITIES 0.43%
-----------------------------------------------------------------------------------------
TXU Corp.                                                       25,000          2,077,250

ZINC 1.87%
-----------------------------------------------------------------------------------------
Breakwater Resources Ltd., Warrants (January 2009)           2,100,000            265,573*
HudBay Minerals, Inc.                                        1,728,700          3,624,819*
HudBay Minerals, Inc., Warrants (December 2009)             16,383,000            434,420*
Lundin Mining Corp.                                            257,125          2,136,677*
Teck Cominco Ltd., Class B                                      80,000          2,698,323
                                                                             ------------
                                                                                9,159,812

-----------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                              408,609,965
-----------------------------------------------------------------------------------------
  (cost $337,325,357)

                                                                       PRINCIPAL
CONVERTIBLE DEBENTURES 0.56%                                 AMOUNT
GOLD MINING 0.09%
-----------------------------------------------------------------------------------------
Bolivar Gold Corp., 6.00%, maturity 12/04/08        CAD    $   250,000            193,238
Century Mining Corp., 10.00%, maturity 12/31/06     CAD        285,000            232,530
                                                                             ------------
                                                                                  425,768
OIL & GAS EXPLORATION & PRODUCTION - JUNIOR 0.47%
-----------------------------------------------------------------------------------------
1078352 Alberta Ltd., 10.00%, maturity 12/15/07
  (RS)                                              CAD      1,000,000            815,894
Gastar Exploration Ltd., 9.75%, maturity 11/12/09            1,500,000          1,500,000
                                                                             ------------
                                                                                2,315,894

-----------------------------------------------------------------------------------------
TOTAL CONVERTIBLE DEBENTURES                                                    2,741,662
-----------------------------------------------------------------------------------------
  (cost $2,722,206)


See notes to portfolios of investments and notes to financial statements.

74




GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS                                                  June 30, 2005


PURCHASED OPTIONS 0.00%                                         CONTRACTS           VALUE
GOLD MINING 0.00%
-----------------------------------------------------------------------------------------
Placer Dome, Inc., Strike Price 25, Call, Expiration
  Jan. 2006 (premium $81,743)                                      700       $     10,500

-----------------------------------------------------------------------------------------
TOTAL SECURITIES                                                              411,362,127
-----------------------------------------------------------------------------------------

                                                                       PRINCIPAL
REPURCHASE AGREEMENT 17.14%                                  AMOUNT
Joint Tri-Party Repurchase Agreement, UBS Financial
  Services, Inc., 06/ 30/05, 2.95%, due 07/01/05,
  repurchase price $83,686,801, collateralized by U.S.
  Treasury securities held in a joint tri-party
  repurchase account (cost $83,679,944)                    $83,679,944         83,679,944

-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS 101.40%                                                     495,042,071
-----------------------------------------------------------------------------------------
  (cost $423,809,250)
Other assets and liabilities, net (1.40)%                                      (6,858,634)
                                                                             ------------

NET ASSETS 100%                                                              $488,183,437
                                                                             ------------




See notes to portfolios of investments and notes to financial statements.

WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS                                                June 30, 2005


COMMON STOCKS AND WARRANTS 91.76%                             SHARES              VALUE
DATA PROCESSING & SOFTWARE 0.13%
---------------------------------------------------------------------------------------
Stockgroup Information Systems, Inc.                       1,050,000       $    336,000*

DIAMOND MINING & EXPLORATION 2.12%
---------------------------------------------------------------------------------------
Aber Diamond Corp.                                            85,000          2,600,661
Diagem International Resource Corp.                          800,000            101,171*
Diamond Fields International Ltd.                          1,290,000            389,426*
Diamond Fields International Ltd., Warrants (November
  2006)                                                      512,000                  0*
Diamonds North Resources Ltd.                              2,207,000          1,188,447*+
Metalex Ventures Ltd.                                         70,000             48,546*
Shore Gold, Inc.                                             175,000            699,629*
Tahera Diamond Corp.                                         800,000            238,241*
Vaaldiam Resources Ltd.                                      760,000            415,453*
                                                                           ------------
                                                                              5,681,574

FINANCIAL SERVICES 1.86%
---------------------------------------------------------------------------------------
Dundee Wealth Management, Inc.                                 3,000             22,763
GMP Capital Corp.                                            132,500          2,908,049
NETeller plc                                                 179,800          2,047,179*
                                                                           ------------
                                                                              4,977,991

GOLD ROYALTY COMPANY 0.01%
---------------------------------------------------------------------------------------
Royal Gold, Inc.                                               1,000             20,120

GOLD/MINERAL EXPLORATION & DEVELOPMENT 28.20%
---------------------------------------------------------------------------------------
Adobe Ventures, Inc.                                         555,500            129,170*
African Minerals, Special Warrants (RS)                      112,500            675,000*
African Platinum plc                                      16,125,000          6,433,127*
AfriOre Ltd.                                               1,557,000          2,032,554*
Alamos Gold, Inc.                                            650,000          2,227,390*
Amarc Resources Ltd.                                         481,545            149,298*
American Gold Capital Corp.                                  200,000            101,171*
Amerix Precious Metals Corp.                                 425,000            138,702*
Amerix Precious Metals Corp., Warrants (December
  2005)                                                      212,500                  0*
AMT International Mining Corp.                             1,000,000             13,870*
Anooraq Resources Corp.                                    2,674,100          2,050,874*
Atikwa Minerals Corp.                                      1,545,333             72,498*
Atikwa Minerals Corp., Warrants (July 2005)                1,333,333                  0*
Bendigo Mining NL                                            685,000            542,564*
Bolivar Gold Corp.                                         5,163,700         11,375,181*+
Bolivar Gold Corp., Warrants (March 2008)                  1,012,700          1,478,997*
Bolivar Gold Corp., Warrants (August 2008)                 2,178,600          2,435,183*
Bolivar Gold Corp., Warrants (March 2009)                    170,500            114,070*
Caledon Resources plc                                     18,175,000          1,222,076*+
Candente Resource Corp.                                      220,000            113,083*


See notes to portfolios of investments and notes to financial statements.

76




WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS                                                June 30, 2005

COMMON STOCKS AND WARRANTS                                    SHARES              VALUE
GOLD/MINERAL EXPLORATION & DEVELOPMENT (CONT'D)
---------------------------------------------------------------------------------------
Central African Gold plc                                   4,005,000       $    233,388*
Century Mining Corp.                                          84,713             26,264*
Century Mining Corp. (RS)                                     70,594             21,011*
Century Mining Corp., Warrants (March 2007) (RS)             500,000                  0*
Chilean Gold Ltd. (RS)                                       500,000                  0*
Continental Minerals Corp.                                   690,000            765,635*
Continental Precious Minerals, Inc.                          200,000            177,865*
Corriente Resources, Inc.                                    460,000            780,647*
Corona Gold Ltd.                                             812,500              6,188*+
Dumont Nickel, Inc.                                        1,575,000            167,054*
Dumont Nickel, Inc., Warrants (October 2005)                 750,000                  0*
Eastern Platinum Ltd.                                      3,156,225          3,038,670*
Eastern Platinum Ltd., Warrants (March 2006)                 500,000                  0*
Eastern Platinum Ltd., Warrants (April 2008)                 305,500            112,165*
ECU Silver Mining, Inc.                                      920,000            187,655*
Erdene Gold, Inc.                                            403,500            306,168*
European Minerals Corp.                                    1,170,000            639,147*
European Minerals Corp., Warrants (December 2008)            408,500             74,991*
European Nickel plc                                          400,000            215,166*
European Nickel plc, Warrants (September 2005)               200,000                  0*
Farallon Resources Ltd.                                    2,140,000          1,082,528*
First Point Minerals Corp.                                 1,090,000             97,826*
Fortress Minerals Corp.                                      130,000             51,972*
Gabriel Resources Ltd.                                       100,000            128,911*
Gallery Gold Ltd.                                            900,000            239,904*
Gammon Lake Resources, Inc.                                  135,000            908,702*
Gold Reserve, Inc.                                           220,000            712,601*
Gold Summit Corp.                                            320,000            135,765*
Golden China Resources Corp.                               1,568,000            434,969*
Great Basin Gold Ltd.                                      1,330,000          1,345,572*
Herald Resources Ltd.                                      1,000,000            456,960*
Inca Pacific Resources, Inc.                                 162,300             68,858*
Inca Pacific Resources, Inc., Warrants (November
  2006)                                                       90,000                  0*
International Molybdenum Ltd. (RS)                           500,000            448,262*
Ivanhoe Mines Ltd.                                         1,163,700          9,038,792*
Ivanhoe Mines Ltd., Warrants (December 2005)                 202,550             90,893*
Latitude Resources plc                                     3,000,000            242,062*+
Laurion Gold, Inc.                                         3,438,000            210,378*+
Laurion Gold, Inc., Special Warrants                       2,000,000                  0*
Medoro Resources Ltd.                                        705,000             40,264*
Metallic Ventures Gold, Inc.                               1,165,100          1,758,606*
Metallic Ventures Gold, Inc., Warrants (March 2009)           50,000              6,323*
Metallica Resources, Inc.                                    315,000            388,080*
Metallica Resources, Inc., Warrants (December 2008)          495,000            111,064*
Nevsun Resources Ltd.                                         50,000             97,091*
New Sleeper Gold Corp.                                       605,000            114,766*


See notes to portfolios of investments and notes to financial statements.

                                                                              77



WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS                                                June 30, 2005

COMMON STOCKS AND WARRANTS                                    SHARES              VALUE
GOLD/MINERAL EXPLORATION & DEVELOPMENT (CONT'D)
---------------------------------------------------------------------------------------
New Sleeper Gold Corp., Warrants (December 2008)             150,000       $          0*
Northern Dynasty Minerals Ltd.                               540,000          2,101,579*
Northern Dynasty Minerals Ltd., Warrants (September
  2006)                                                      100,000                  0*
NovaGold Resources, Inc.                                      10,000             76,449*
Odyssey Resources Ltd.                                     1,150,000             42,222*
Olympus Pacific Minerals, Inc.                               756,500            197,512*
Olympus Pacific Minerals, Inc., Warrants (October
  2005)                                                      500,000                  0*
Osmium Holdings S.A. (RS)                                        891             89,100*
Oxus Gold plc                                                250,000            215,166*
Pacific North West Capital Corp.                           1,520,466            496,215*
Pacific North West Capital Corp., Warrants (July
  2005)                                                      150,000                  0*
Pacific North West Capital Corp., Warrants (October
  2005)                                                      187,500                  0*
Pan American Silver Corp., Warrants (February 2008)          274,850          1,653,832*
Peru Copper Corp.                                            215,600            228,679*
Peru Copper Corp., Warrants (March 2006)                     167,375             10,925*
Planet Exploration, Inc.                                     310,000             80,937*
Planet Exploration, Inc., Warrants (December 2005)           300,000                  0*
Platinum Group Metals Ltd.                                   443,900            325,958*
Platte River Gold, Special Warrants (RS)                     595,000          1,190,000*
QGX Ltd.                                                     688,000          1,234,937*
Radius Gold, Inc.                                            649,200            720,362*
Red Back Mining, Inc.                                        225,500            312,773*
Red Back Mining, Inc., Special Warrants                      200,000                  0*
Ridge Mining plc                                           1,180,000            782,846*
Romarco Minerals, Inc.                                     2,251,000            472,918*+
Rubicon Minerals Corp.                                       200,000            146,861*
Silvercorp Metals, Inc.                                      806,000          1,578,265*
Silvercorp Metals, Inc., Warrants (February 2006)
  144A                                                       400,000            212,132*
Solitario Resources Corp.                                    257,700            365,845*
Southwestern Resources Corp.                                  35,000            304,410*
St. Andrew Goldfields Ltd.                                 4,632,877            283,495*
Stingray Resources, Inc.                                     300,000            157,875*
Stingray Resources, Inc., Warrants (December 2005)           150,000                  0*
Stratagold Corp.                                             625,000            203,973*
Stratagold Corp., Warrants (November 2005)                   312,500                  0*
Street Resources, Inc.                                        50,000             17,134*
Street Resources, Inc., 144A, S/R                          1,000,000            342,675*
Strongbow Exploration, Inc.                                  820,000            237,507*
Sydney Resource Corp.                                        615,000            107,882*
Sydney Resources Corp., Warrants (March 2006)                300,000                  0*
Tenke Mining Corp.                                           219,200            858,451*
TLC Ventures Corp.                                           646,500            474,728*
TVI Pacific, Inc.                                          3,831,428            281,343*
TVI Pacific, Inc., Warrants (November 2005)                2,371,428             19,348*
UGL Enterprises Ltd.                                         200,000             48,954*
Vedron Gold, Inc.                                          2,578,500            315,567*+




See notes to portfolios of investments and notes to financial statements.

78




WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS                                                June 30, 2005

COMMON STOCKS AND WARRANTS                                    SHARES              VALUE
GOLD/MINERAL EXPLORATION & DEVELOPMENT (CONT'D)
---------------------------------------------------------------------------------------
Verena Minerals Corp.                                      1,043,500       $     89,395*
Western Exploration & Development Ltd., 144A, Special
  Warrants (RS)                                              600,000             30,000*
Western Prospector Group Ltd.                                885,000          2,238,404*+
White Knight Resource Ltd.                                   500,000            358,993*
X-Cal Resources Ltd.                                       2,124,500            485,342*
Yilgarn Mining Ltd.                                           19,026              2,463*
                                                                           ------------
                                                                             75,661,423

INTERMEDIATE & JUNIOR GOLD PRODUCERS 42.17%
---------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd., Warrants (November 2007)            605,900          1,076,097*
Apollo Gold Corp.                                          1,710,950            488,584*+
Apollo Gold Corp., Warrants (December 2006)                  333,500                  0*
Bema Gold Corp.                                              753,700          1,789,391*
Bema Gold Corp., Warrants (October 2007)                   3,638,600          4,453,066*
Cambior, Inc.                                              1,164,500          2,504,769*
Cambior, Inc., Warrants (October 2006)                       125,000             16,318*
Cambior, Inc., Warrants (August 2008)                        322,285            144,623*
Desert Sun Mining Corp.                                       70,000            114,225*
Desert Sun Mining Corp., Warrants (November 2008)             67,500             31,942*
Dynatec Corp.                                              2,000,000          2,121,323*
Emperor Mines Ltd.                                           980,000            171,665*
Frontier Pacific Mining Corp.                              1,247,500            259,546*
Frontier Pacific Mining Corp., Warrants (April 2006)         200,000                  0*
Glamis Gold Ltd.                                               5,000             85,587*
Glencairn Gold Corp.                                       2,973,000          1,115,800*
Glencairn Gold Corp., Warrants (November 2008)             1,311,500            112,355*
Goldcorp, Inc.                                               707,680         11,167,290
Goldcorp, Inc., Warrants (March 2007), Class C             3,638,350          9,528,906*
Goldcorp, Inc., Warrants (April 2007)                        144,700          1,302,300*
Goldcorp, Inc., Warrants (May 2007), Class A               3,261,125          8,514,339*
Goldcorp, Inc., Warrants (August 2008), Class B            3,453,710          5,297,577*
Goldcorp, Inc., Warrants (May 2009)                          179,800          3,023,439*
Golden Star Resources Ltd., Warrants (February 2007)          27,500             24,681*
Guinor Gold Corp.                                          2,445,000          1,895,117*
Hecla Mining Co.                                             280,000          1,276,800*
High River Gold Mines Ltd.                                   530,000            583,772*
IAMGOLD Corp.                                                452,000          3,049,843
Kinross Gold Corp.                                            55,000            336,556*
Kinross Gold Corp., Warrants (December 2007)               2,361,000            558,634*
Leviathan Resources Ltd.                                     166,666            101,546*
LionOre Mining International Ltd.                            130,570            666,356*
Meridian Gold, Inc.                                          282,000          5,071,469*
Mexgold Resources, Inc.                                    1,301,400          3,026,141*
Mexgold Resources, Inc., Warrants (February 2006)            250,000             71,391*
Moss Lake Gold Mines Ltd.                                  2,318,000            226,949*+


See notes to portfolios of investments and notes to financial statements.

                                                                              79




WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS                                                June 30, 2005


COMMON STOCKS AND WARRANTS                                    SHARES              VALUE
INTERMEDIATE & JUNIOR GOLD PRODUCERS (CONT'D)
---------------------------------------------------------------------------------------
Nevada Pacific Gold Ltd.                                   3,892,335       $  2,508,828*+
Northern Orion Resources, Inc.                             7,336,900         18,078,112*+
Northern Orion Resources, Inc., Warrants (May 2008)        2,646,350          2,655,742*
Northern Orion Resources, Inc., Warrants (February
  2010)                                                       82,000             34,121*
Northgate Minerals Corp.                                   2,080,000          2,257,088*
Northgate Minerals Corp., Warrants (December 2006)         3,725,500            463,790*
Pacific Rim Mining Corp.                                   5,049,500          2,978,699*+
Randgold Resources Ltd., ADR                                 548,500          7,711,910*
Resolute Mining Ltd.                                       1,278,333            929,767*
Rio Narcea Gold Mines Ltd., Warrants (September 2008)      1,098,750            215,151*
SEMAFO, Inc.                                                 922,300          1,045,973*
Sino Gold Ltd.                                               680,000            958,093*
Troy Resources NL                                            208,800            372,112
Yamana Gold, Inc.                                            547,500          1,987,823*
Yamana Gold, Inc., Warrants (July 2008)                      298,000            751,291*
                                                                           ------------
                                                                            113,156,897

INVESTMENT TRUSTS 0.34%
---------------------------------------------------------------------------------------
Harvest Energy Trust                                          25,233            556,890
streetTRACKS Gold Trust                                        8,000            347,520*
                                                                           ------------
                                                                                904,410

MERCHANT BANKING 1.27%
---------------------------------------------------------------------------------------
Endeavour Mining Capital Corp.                             1,484,100          3,233,017+
Endeavour Mining Capital Corp., Warrants (November
  2008)                                                      314,000            179,333*
                                                                           ------------
                                                                              3,412,350

METAL & MINERAL MINING 8.65%
---------------------------------------------------------------------------------------
Amerigo Resources Ltd.                                     1,821,400          2,674,923*
Aquarius Platinum Ltd.                                        50,000            273,414
Aquarius Platinum Ltd. (RS)                                   60,045            308,643
Breakwater Resources Ltd.                                    555,000            172,072*
Breakwater Resources Ltd., Warrants (January 2009)           935,000            118,243*
Constellation Copper Corp.                                 1,065,000            712,520*
HudBay Minerals, Inc.                                        750,000          1,572,635*+
HudBay Minerals, Inc., Warrants (December 2009)           13,585,000            360,227*
Lundin Mining Corp.                                          830,445          6,900,895*
North American Tungsten Corp., Ltd.                        1,090,000          1,378,452*
Silver Wheaton Corp.                                       1,786,420          5,538,609*
Silver Wheaton Corp., Warrants (August 2009)               5,248,750          1,541,672*
Silver Wheaton Corp., Warrants (November 2009)             1,000,000            203,973*
SouthernEra Resources Ltd., Warrants (November 2006)         100,000              3,264*
Taseko Mines Ltd.                                          1,114,900          1,109,761*
Toledo Mining Corp. plc                                    7,160,000            298,489*


See notes to portfolios of investments and notes to financial statements.

80




WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS                                                June 30, 2005

COMMON STOCKS AND WARRANTS                                    SHARES              VALUE
METAL & MINERAL MINING (CONT'D)
---------------------------------------------------------------------------------------
Zimasco Consolidated Enterprises Ltd. (RS)                   192,500       $     42,350*
                                                                           ------------
                                                                             23,210,142

OIL & GAS EXPLORATION & PRODUCTION - JUNIOR 1.51%
---------------------------------------------------------------------------------------
Big Sky Energy Corp.                                       2,384,650          2,456,189*
Big Sky Energy Corp. (RS)                                    500,000            489,250*
White Nile Ltd.                                              505,000          1,118,280*
                                                                           ------------
                                                                              4,063,719

OIL & GAS EXTRACTION 0.26%
---------------------------------------------------------------------------------------
Choice Resources Corp.                                       605,000            345,531*
Pacific Stratus Energy Ltd.                                1,593,500            357,535*
Pacific Stratus Energy Ltd., Warrants (August 2006)          562,500                  0*
                                                                           ------------
                                                                                703,066

SENIOR GOLD PRODUCERS 5.24%
---------------------------------------------------------------------------------------
Barrick Gold Corp.                                            50,000          1,251,500
Freeport-McMoRan Copper & Gold, Inc., Class B                 71,200          2,665,728
Gold Fields Ltd., ADR                                        166,000          1,884,100
Lihir Gold Ltd.                                              950,000            882,694*
Newmont Mining Corp.                                         100,000          3,903,000
Placer Dome, Inc.                                            226,500          3,483,570
                                                                           ------------
                                                                             14,070,592

---------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                            246,198,284
---------------------------------------------------------------------------------------
  (cost $209,874,650)

                                                                       PRINCIPAL
CONVERTIBLE DEBENTURES 0.73%                               AMOUNT
GOLD/MINERAL EXPLORATION & DEVELOPMENT 0.73%
---------------------------------------------------------------------------------------
Bolivar Gold Corp., 6.00%, maturity 12/04/08      CAD    $   750,000            579,715
Century Mining Corp., 10.00%, maturity 12/31/06   CAD      1,685,000          1,374,781
                                                                           ------------
                                                                              1,954,496

---------------------------------------------------------------------------------------
TOTAL CONVERTIBLE DEBENTURES                                                  1,954,496
---------------------------------------------------------------------------------------
  (cost $1,803,801)




See notes to portfolios of investments and notes to financial statements.

                                                                              81




WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS                                                June 30, 2005


PURCHASED OPTIONS 0.13%                                      CONTRACTS            VALUE
SENIOR GOLD PRODUCERS 0.13%
---------------------------------------------------------------------------------------
Barrick Gold Corp., Strike Price 30, Call, Expiration
  Jan. 2006 (premium $385,500)                                 2,250       $    112,500
Freeport McMoRan Copper & Gold, Inc., Strike Price
  40, Call, Expiration Jan. 2006 (premium $149,284)              355             90,525
Newmont Mining Corp., Strike Price 40, Call,
  Expiration Jan. 2006 (premium $175,560)                        150             45,000
Placer Dome, Inc., Strike Price 17.50, Call,
  Expiration Jan. 2007 (premium $29,600)                         200             44,000
Placer Dome, Inc., Strike Price 25, Call, Expiration
  Jan. 2006 (premium $422,911)                                 3,610             54,150
                                                                           ------------
                                                                                346,175

---------------------------------------------------------------------------------------
TOTAL PURCHASED OPTIONS                                                         346,175
---------------------------------------------------------------------------------------
  (cost $1,162,855)

---------------------------------------------------------------------------------------
TOTAL SECURITIES                                                            248,498,955
---------------------------------------------------------------------------------------

                                                                       PRINCIPAL
REPURCHASE AGREEMENT 10.33%                                AMOUNT
Joint Tri-Party Repurchase Agreement, UBS Financial
  Services, Inc., 06/30/05, 2.95%, due 07/01/05,
  repurchase price $27,732,302, collateralized by
  U.S. Treasury securities held in a joint tri-party
  repurchase account (cost $27,730,030)                  $27,730,030         27,730,030

---------------------------------------------------------------------------------------
TOTAL INVESTMENTS 102.95%                                                   276,228,985
---------------------------------------------------------------------------------------
  (cost $240,571,336)
Other assets and liabilities, net (2.95)%                                    (7,916,543)
                                                                           ------------

NET ASSETS 100%                                                            $268,312,442
                                                                           ------------


See notes to portfolios of investments and notes to financial statements.

GOLD SHARES FUND

  PORTFOLIO OF INVESTMENTS                                                June 30, 2005


COMMON STOCKS AND WARRANTS 94.89%                              SHARES             VALUE
DIAMOND MINING & EXPLORATION 1.19%
---------------------------------------------------------------------------------------
Aber Diamond Corp.                                             22,000       $   673,112
Diamond Fields International Ltd.                             284,000            85,734*
Diamond Fields International Ltd., Warrants (November
  2006)                                                       176,000                 0*
                                                                            -----------
                                                                                758,846

FINANCIAL SERVICES 0.86%
---------------------------------------------------------------------------------------
GMP Capital Corp.                                              25,000           548,688

GOLD MINING 83.46%
---------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd.                                       116,400         1,455,890
Agnico-Eagle Mines Ltd., Warrants (November 2007)             221,100           392,453*
Apollo Gold Corp.                                             456,000           130,217*
Apollo Gold Corp., Warrants (December 2006)                   166,500                 0*
Barrick Gold Corp.                                             20,000           500,600
Bema Gold Corp.                                               157,000           372,757*
Bema Gold Corp., Warrants (October 2007)                    1,726,500         2,112,960*
Bolivar Gold Corp.                                            188,200           414,588*
Cambior, Inc.                                                 424,400           914,795*
Cambior, Inc., Warrants (October 2006)                         43,300             5,653*
Cambior, Inc., Warrants (August 2008)                         225,615           101,243*
Century Mining Corp.                                           18,153             5,628*
Century Mining Corp. (RS)                                      15,127             4,502*
Freeport-McMoRan Copper & Gold, Inc., Class B                 100,000         3,744,000
Glamis Gold Ltd.                                               10,000           171,174*
Glencairn Gold Corp.                                          177,000            66,430*
Glencairn Gold Corp., Warrants (November 2008)                 88,500             7,582*
Gold Fields Ltd., ADR                                         186,000         2,111,100
Goldcorp, Inc.                                                243,795         3,847,110
Goldcorp, Inc., Warrants (March 2007), Class C              2,380,500         6,234,573*
Goldcorp, Inc., Warrants (April 2007)                          83,900           755,100*
Goldcorp, Inc., Warrants (May 2007), Class A                  995,625         2,599,437*
Goldcorp, Inc., Warrants (August 2008), Class B               722,990         1,108,980*
Goldcorp, Inc., Warrants (May 2009)                           108,000         1,816,081*
Golden Star Resources Ltd., Warrants (February 2007)            5,000             4,487*
Hecla Mining Co.                                               90,000           410,400*
IAMGOLD Corp.                                                 300,000         2,024,232
Ivanhoe Mines Ltd.                                            357,000         2,772,929*
Ivanhoe Mines Ltd., Warrants (December 2005)                   51,450            23,088*
Kinross Gold Corp.                                             20,000           122,384*
Kinross Gold Corp., Warrants (December 2007)                1,244,000           294,342*
Lihir Gold Ltd.                                               550,000           511,034*
Meridian Gold, Inc.                                           177,000         3,184,339*
Newmont Mining Corp.                                           55,000         2,146,650
Northern Orion Resources, Inc.                              1,958,800         4,826,481*
Northern Orion Resources, Inc., Warrants (May 2008),
  144A                                                        839,850           842,831*


See notes to portfolios of investments and notes to financial statements.

                                                                              83




GOLD SHARES FUND

  PORTFOLIO OF INVESTMENTS                                                June 30, 2005

COMMON STOCKS AND WARRANTS                                     SHARES             VALUE
GOLD MINING (CONT'D)
---------------------------------------------------------------------------------------
Northern Orion Resources, Inc., Warrants (February
  2010)                                                        15,000       $     6,242*
Northgate Minerals Corp.                                    1,625,000         1,763,350*
Northgate Minerals Corp., Warrants (December 2006)          1,244,000           152,409*
Placer Dome, Inc.                                              42,500           653,633
Randgold Resources Ltd., ADR                                  260,000         3,655,600*
Rio Narcea Gold Mines Ltd., Warrants (September 2008)         251,750            49,296*
Yamana Gold, Inc.                                             167,500           608,147*
Yamana Gold, Inc., Warrants (July 2008)                       133,500           336,568*
                                                                            -----------
                                                                             53,261,295

GOLD ROYALTY COMPANY 0.16%
---------------------------------------------------------------------------------------
Royal Gold, Inc.                                                5,000           100,600

MERCHANT BANKING 2.07%
---------------------------------------------------------------------------------------
Endeavour Mining Capital Corp.                                576,900         1,256,740
Endeavour Mining Capital Corp., Warrants (November
  2008)                                                       107,000            61,110*
                                                                            -----------
                                                                              1,317,850

METAL & MINERAL MINING 7.15%
---------------------------------------------------------------------------------------
Lundin Mining Corp.                                           232,630         1,933,127*
Pan American Silver Corp., Warrants (February 2008)           121,650           731,994*
Silver Wheaton Corp.                                          475,155         1,473,169*
Silver Wheaton Corp., Warrants (August 2009)                1,281,000           376,258*
Silver Wheaton Corp., Warrants (November 2009)                250,000            50,993*
                                                                            -----------
                                                                              4,565,541

---------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                             60,552,820
---------------------------------------------------------------------------------------
  (cost $49,244,188)

                             PREFERRED STOCK 0.85%

GOLD MINING 0.85%
---------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Depositary
  Shares representing 0.05 shares of Gold -
  Denominated Preferred Stock (cost $449,618)                  12,500           544,875



See notes to portfolios of investments and notes to financial statements.

84




GOLD SHARES FUND


  PORTFOLIO OF INVESTMENTS                                             June 30, 2005


                                                                       PRINCIPAL
CONVERTIBLE DEBENTURE 0.38%                                 AMOUNT             VALUE
GOLD MINING 0.38%
---------------------------------------------------------------------------------------
Century Mining Corp., 10.00%, maturity 12/31/06
  (cost $219,772)                                  CAD    $   300,000       $   244,768

PURCHASED OPTIONS 0.17%                                    CONTRACTS
GOLD MINING 0.17%
---------------------------------------------------------------------------------------
Barrick Gold Corp., Strike Price 30, Call, Expiration
  Jan. 2006 (premium $133,500)                                    750            37,500
Freeport McMoRan Copper & Gold, Inc., Strike Price 40,
  Call, Expiration Jan. 2006 (premium $60,975)                    145            36,975
Newmont Mining Corp., Strike Price 40, Call,
  Expiration Jan. 2006 (premium $58,520)                           50            15,000
Placer Dome, Inc., Strike Price 17.50, Call,
  Expiration Jan. 2007 (premium $7,400)                            50            11,000
Placer Dome, Inc., Strike Price 25, Call, Expiration
  Jan. 2006 (premium $58,564)                                     500             7,500
                                                                            -----------
                                                                                107,975

---------------------------------------------------------------------------------------
TOTAL PURCHASED OPTIONS                                                         107,975
---------------------------------------------------------------------------------------
  (cost $318,959)

---------------------------------------------------------------------------------------
TOTAL SECURITIES                                                             61,450,438
---------------------------------------------------------------------------------------

                                                                       PRINCIPAL
REPURCHASE AGREEMENT 10.09%                                 AMOUNT
Joint Tri-Party Repurchase Agreement, UBS Financial
  Services, Inc., 06/30/05, 2.95%, due 07/01/05,
  repurchase price $6,436,868, collateralized by U.S.
  Treasury securities held in a joint tri-party
  repurchase account (cost $6,436,341)                    $ 6,436,341         6,436,341
---------------------------------------------------------------------------------------
TOTAL INVESTMENTS 106.38%                                                    67,886,779
---------------------------------------------------------------------------------------
  (cost $56,668,878)
Other assets and liabilities, net (6.38)%                                    (4,070,683)
                                                                            -----------

NET ASSETS 100%                                                             $63,816,096
                                                                            -----------


See notes to portfolios of investments and notes to financial statements.

  NOTES TO PORTFOLIOS OF INVESTMENTS                            June 30, 2005

LEGEND

*    Non-income producing security            RS   Restricted Security (see following)
+    Affiliated company (see following)       S/R  Subscription Receipt
ADR  American Depositary Receipt              ZCB  Zero Coupon Bond
GO   General Obligation Bond

GENERAL

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at June 30, 2005.

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

JOINT TRI-PARTY REPURCHASE AGREEMENTS (SEE ALSO NOTE 1 TO
FINANCIAL STATEMENTS)

The terms of the joint tri-party repurchase agreements and the securities held as collateral at June 30, 2005 were:

Morgan Stanley Dean Witter repurchase agreement, 06/30/05, 2.85%, due 07/01/05:
    Total principal amount: $20,000,000; Total repurchase price: $20,001,583
    Collateral:
    $14,955,000 U.S. Treasury Bond, 6.875%, 08/15/25
      (total collateral market value, including accrued interest, of
      $20,400,397)

UBS Financial Services, Inc. repurchase agreement, 06/30/05, 2.95%, due 07/01/05:
    Total principal amount: $152,605,072; Total repurchase price: $152,617,577
    Collateral:
    $106,754,000 U.S. Treasury Bonds, interest rate range 5.375% -14.00%, maturity date range 08/15/05 - 02/15/31
    $16,619,000 U.S. Treasury Notes, interest rate range 2.00% - 7.00%, maturity date range 08/15/05 - 05/15/15
        (total collateral market value, including accrued interest, of $155,657,686)

Other mutual funds managed by U.S. Global Investors, Inc.
participate in the joint tri-party repurchase agreements. Each owns an undivided interest in the accounts.

  NOTES TO PORTFOLIOS OF INVESTMENTS                            June 30, 2005


AFFILIATED COMPANIES - INDICATED IN PORTFOLIO OF INVESTMENTS AS "+"

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the year ended June 30, 2005.

                                                   SHARES OF AFFILIATED COMPANIES
                                      JUNE 30, 2004    ADDITIONS    REDUCTIONS    JUNE 30, 2005
CHINA REGION OPPORTUNITY FUND
-----------------------------------------------------------------------------------------------
Capital Alliance Group, Inc.            1,673,332       30,000       (125,000)     1,578,332(a)

At June 30, 2005, there were no investments in affiliated companies. Net realized gains on transactions were $25,803, and there was no income earned for the period.

                                                   SHARES OF AFFILIATED COMPANIES
                                     JUNE 30, 2004    ADDITIONS     REDUCTIONS     JUNE 30, 2005
GLOBAL RESOURCES FUND
------------------------------------------------------------------------------------------------
Adobe Ventures, Inc.                   3,200,000          40,000    (1,100,000)      2,140,000
Big Sky Energy Corp. (formerly China
  Energy Ventures Corp.)               2,352,000       1,135,000      (297,000)      3,190,000(a)
Choice Resources Corp.                 2,142,000          47,000      (216,000)      1,973,000(a)
Pacific Stratus Energy Ltd.
  (formerly Pacific Stratus Ventures
  Ltd.)                                3,000,000              --            --       3,000,000(a)
Rock Creek Resources Ltd.                548,400              --      (548,400)             --(a)
White Nile Ltd.                               --      13,020,000      (248,000)     12,772,000

At June 30, 2005, the value of investments in affiliated companies was $28,780,144, representing 5.90% of net assets, and the total cost was $3,576,714. Net realized gains on transactions were $866,576, and there was no income earned for the period.

                                                   SHARES OF AFFILIATED COMPANIES
                                    JUNE 30, 2004    ADDITIONS      REDUCTIONS     JUNE 30, 2005
WORLD PRECIOUS MINERALS FUND
------------------------------------------------------------------------------------------------
Apollo Gold Corp.                     3,876,625         126,500     (2,292,175)      1,710,950(a)
Bolivar Gold Corp.                    6,444,000       3,616,700     (4,897,000)      5,163,700(a)
Caledon Resources Corp. plc           5,700,000      12,475,000             --      18,175,000
Corona Gold Ltd.                        812,500              --             --         812,500
Diamonds North Resources Ltd.         1,800,000         407,000             --       2,207,000
Elgin Resources, Inc.                 1,160,000       2,097,500     (3,257,500)             --(a)(c)
Endeavour Mining Capital Corp.        1,434,500          61,600        (12,000)      1,484,100
HudBay Minerals, Inc.                        --       1,524,666       (774,666)        750,000(a)
Latitude Resources plc (formerly
  Latin America Copper plc)           3,000,000              --             --       3,000,000(a)
Laurion Gold, Inc.                       10,000       5,828,000     (2,400,000)      3,438,000
Moss Lake Gold Mines Ltd.             2,250,000          68,000             --       2,318,000
Nevada Pacific Gold Ltd.              2,500,000       1,573,135       (180,800)      3,892,335
Northern Orion Resources, Inc.        6,225,800       2,039,100       (928,000)      7,336,900(a)
Pacific Rim Mining Corp.              3,935,000       1,247,000       (132,500)      5,049,500
Romarco Minerals, Inc.                2,130,000         121,000             --       2,251,000
Southern African Resources plc       15,910,000         415,000    (16,325,000)             --(a)(b)
Vedron Gold, Inc.                            --       2,578,500             --       2,578,500
Western Prospector Group Ltd.           900,000          35,000        (50,000)        885,000(a)

  NOTES TO PORTFOLIOS OF INVESTMENTS                   June 30, 2005


At June 30, 2005, the value of investments in affiliated companies was $12,363,067 representing 4.61% of net assets, and the total cost was $12,881,422. Net realized gains on transactions were $5,232,938, and there was $79,536 of income earned for the period.


(a) At June 30, 2005, the company is no longer defined as an affiliate, although it was an affiliated company during the period.

(b) During the period, shares of Southern African Resources plc were converted to shares of African Platinum plc, which is not an affiliate.

(c) During the period, shares of Elgin Resources, Inc. were converted to shares of Eastern Platinum Ltd., which is not an affiliate.

RESTRICTED SECURITIES - INDICATED IN PORTFOLIO OF INVESTMENTS AS
"RS"

The following securities are subject to legal restrictions on their resale. The issuer bears the cost of registration, if any, involved in the disposition of these securities.


                                                               ACQUISITION       COST PER
SECURITY                                                          DATE            SHARE
CHINA REGION OPPORTUNITY FUND
------------------------------------------------------------------------------------------
COMMON STOCK
    Big Sky Energy Corp.                                             03/01/05        $0.50

At June 30, 2005, the total cost of restricted securities was $50,000, and the total value was $97,850, representing 0.32% of net assets.

                                                               ACQUISITION       COST PER
                                                                  DATE             SHARE
GLOBAL RESOURCES FUND
------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS
    African Minerals, Special Warrants                               07/09/03        $6.00
    Aquarius Platinum Ltd.                                           03/05/03        $5.68
    Big Sky Energy Corp.                                             03/01/05        $0.50
    Calvalley Petroleum, Inc., Class A                               03/10/05        $2.91
    Catalina Energy Corp.                                            05/02/05        $0.05
    Century Mining Corp.                                             03/31/05        $0.40
    Century Mining Corp., Warrants (March 2007)                      03/11/05        $0.00
    Gastar Exploration Ltd.                                          06/16/05        $2.67
    Kereco Energy Ltd.                                               03/23/05        $9.05
    Khan Resources Inc., Special Warrants                            03/24/05        $0.82
    Osmium Holdings S.A.                                    10/22/96-01/29/98      $987.07
    Saxon Energy Services, Inc.                                      03/29/05        $4.12
    Saxon Energy Services, Inc., S/R                                 03/29/05        $4.12
    Saxon Energy Services, Inc., Warrants (April 2006)               03/29/05        $0.00
    Tyner Resources, Ltd., Units                                     03/28/05        $0.65
    Tyner Resources, Ltd., Warrants (May 2007)                       03/28/05        $0.00
    Zimasco Consolidated Enterprises Ltd.                   06/15/95-09/30/99        $3.73
CONVERTIBLE DEBENTURE
    1078352 Alberta Ltd.                                             12/07/04        $0.83

At June 30, 2005, the total cost of restricted securities was $8,941,750, and the total value was $9,070,768, representing 1.86% of net assets.

  NOTES TO PORTFOLIOS OF INVESTMENTS                           June 30, 2005

                                                               ACQUISITION       COST PER
SECURITY                                                          DATE             SHARE
WORLD PRECIOUS MINERALS FUND
------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS
    African Minerals, Special Warrants                               07/09/03        $6.00
    Aquarius Platinum Ltd.                                           03/05/03        $5.68
    Big Sky Energy Corp.                                             03/01/05        $0.50
    Century Mining Corp.                                             03/31/05        $0.40
    Century Mining Corp., Warrants (March 2007)                      03/11/05        $0.00
    Chilean Gold Ltd.                                                01/17/97        $1.10
    International Molybdenum Ltd.                                    04/20/05        $0.96
    Osmium Holdings S.A.                                    10/22/96-01/29/98    $1,280.75
    Platte River Gold, Special Warrants                     03/01/04-06/07/04        $1.50
    Western Exploration & Development Ltd., 144A,
      Special Warrants                                               08/14/97        $0.50
    Zimasco Consolidated Enterprises Ltd.                   06/15/95-09/30/99        $3.73

At June 30, 2005, the total cost of restricted securities was $5,372,980, and the total value was $3,293,616, representing 1.23% of net assets.

                                                               ACQUISITION       COST PER
                                                                  DATE             SHARE
GOLD SHARES
------------------------------------------------------------------------------------------
COMMON STOCK
    Century Mining Corp.                                             03/31/05        $0.40

At June 30, 2005, the total cost of restricted securities was $6,115, and the total value was $4,502, representing 0.01% of net assets.

  STATEMENTS OF ASSETS AND LIABILITIES


                                                              U.S. TREASURY
                                                               SECURITIES
                                                                CASH FUND

Investments, at identified cost                               $111,383,193
                                                              ============
ASSETS
---------------------------------------------------------------------------
Investments, at value:
    Securities                                                $ 69,688,867
    Repurchase Agreements                                       41,694,326
Cash                                                                   250
Receivables:
    Interest                                                       175,798
    Capital shares sold                                         12,881,524
    From adviser                                                        --
Other assets                                                        20,832
---------------------------------------------------------------------------
TOTAL ASSETS                                                   124,461,597
---------------------------------------------------------------------------

LIABILITIES
---------------------------------------------------------------------------
Payables:
    Capital shares redeemed                                        282,055
    Adviser and affiliates                                          61,495
    Dividends and distributions                                      4,246
    Accounts payable and accrued expenses                           55,701
---------------------------------------------------------------------------
TOTAL LIABILITIES                                                  403,497
---------------------------------------------------------------------------

NET ASSETS                                                    $124,058,100
                                                              ============

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------
Paid-in capital                                               $124,075,071
Accumulated undistributed net investment income                      1,500
Accumulated net realized loss on investments and foreign
    currencies                                                     (18,471)
Net unrealized appreciation of investments and other assets
    and liabilities denominated in foreign currencies                   --
                                                              ------------
Net assets applicable to capital shares outstanding           $124,058,100
                                                              ============

    Capital shares outstanding, an unlimited number of no
    par shares authorized                                      124,129,868
                                                              ============

NET ASSET VALUE, PUBLIC OFFERING PRICE, REDEMPTION PRICE,
 PER SHARE                                                    $       1.00
                                                              ============

See accompanying notes to financial statements.


90



                                                                                                      June 30, 2005


                                                                  U.S.
GOVERNMENT
                                                                    SECURITIES           NEAR-TERM          TAX FREE
                                                                   SAVINGS FUND        TAX FREE FUND          FUND
Investments, at identified cost                                    $410,805,478         $18,407,365        $21,139,940
                                                                   ============         ===========        ===========

ASSETS
-----------------------------------------------------------------------------------------------------------------------
Investments, at value:
    Securities                                                     $410,805,478         $17,472,180        $21,552,433
    Repurchase Agreements                                                    --           1,019,388            603,374
Cash                                                                      1,113                  --                 --
Receivables:
    Interest                                                            748,980             247,487            320,207
    Capital shares sold                                                 946,017                  60                699
    From adviser                                                             --               7,471                 --
Other assets                                                             21,772               1,689              2,793
-----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                        412,523,360          18,748,275         22,479,506
-----------------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------
Payables:
    Capital shares redeemed                                             310,162               6,351              7,122
    Adviser and affiliates                                              147,583                  --                819
    Dividends and distributions                                          11,978               5,700              5,659
    Accounts payable and accrued expenses                                74,919              30,436             32,937
-----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                       544,642              42,487             46,537
-----------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                         $411,978,718         $18,705,788        $22,432,969
                                                                   ============         ===========        ===========

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                    $411,601,029         $18,766,896        $22,240,972
Accumulated undistributed net investment income                         389,768              11,934             26,211
Accumulated net realized loss on investments and foreign
    currencies                                                          (12,079)           (157,245)          (850,080)
Net unrealized appreciation of investments and other assets
    and liabilities denominated in foreign currencies                        --              84,203          1,015,866
                                                                   ------------         -----------        -----------
Net assets applicable to capital shares outstanding                $411,978,718         $18,705,788        $22,432,969
                                                                   ============         ===========        ===========

    Capital shares outstanding, an unlimited number of no
    par shares authorized                                           412,230,030           8,627,575          1,818,669
                                                                   ============         ===========        ===========

NET ASSET VALUE, PUBLIC OFFERING PRICE, REDEMPTION PRICE,
 PER SHARE                                                         $       1.00         $      2.17        $     12.33
                                                                   ============         ===========        ===========

  STATEMENTS OF ASSETS AND LIABILITIES


                                                ALL AMERICAN        CHINA REGION
                                                EQUITY FUND       OPPORTUNITY FUND
Investments, at identified cost                 $17,767,325         $24,450,260
                                                ===========         ===========
ASSETS
----------------------------------------------------------------------------------
Investments, at value:
    Securities of unaffiliated issuers          $17,747,295         $28,160,169
    Securities of affiliated issuers                     --                  --
    Repurchase Agreements                         1,965,578           1,627,981
Cash                                                     --             134,392
Foreign currencies (cost $0, $581,117,
    $54,018, $132,511, and $0)                           --             573,626
Receivables:
    Investments sold                                400,965           1,146,618
    Dividends                                        20,099              33,294
    Interest                                            161                 133
    Capital shares sold                                 835              91,178
    Unrealized appreciation on foreign
        currency exchange contracts -
        Note 1 G                                         --                  --
Other assets                                          6,077               7,804
----------------------------------------------------------------------------------
TOTAL ASSETS                                     20,141,010          31,775,195
----------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------
Payables:
    Investments purchased                           794,642           1,151,263
    Capital shares redeemed                          44,112              20,848
    Adviser and affiliates                           10,726              38,581
    Dividends and distributions                          --                  --
    Accounts payable and accrued expenses            38,467              53,160
    Unrealized depreciation on foreign
        currency exchange contracts -
        Note 1 G                                         --                 634
----------------------------------------------------------------------------------
TOTAL LIABILITIES                                   887,947           1,264,486
----------------------------------------------------------------------------------
NET ASSETS                                      $19,253,063         $30,510,709
                                                ===========         ===========
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------
Paid-in capital                                 $17,461,596         $35,700,694
Accumulated undistributed net investment
    income (distributions in excess of net
    investment income)                                   --            (818,834)
Accumulated net realized gain (loss) on
    investments and foreign currencies             (154,082)         (9,700,827)
Net unrealized appreciation of investments
    and other assets and liabilities
    denominated in foreign currencies             1,945,549           5,329,676
                                                -----------         -----------
Net assets applicable to capital shares
    outstanding                                 $19,253,063         $30,510,709
                                                ===========         ===========
    Capital shares outstanding, an
        unlimited number of no par shares
        authorized                                  786,787           4,442,650
                                                ===========         ===========
NET ASSET VALUE, PUBLIC OFFERING PRICE,
 REDEMPTION PRICE, PER SHARE                    $     24.47         $      6.87
                                                ===========         ===========
See accompanying notes to financial statements.

                                                                   June 30, 2005

  STATEMENTS OF ASSETS AND LIABILITIES


                                             GLOBAL RESOURCES       WORLD PRECIOUS         GOLD SHARES
                                                   FUND             MINERALS FUND             FUND
Investments, at identified cost                $423,809,250          $240,571,336         $  56,668,878
                                               ============          ============         =============
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value:
    Securities of unaffiliated issuers         $382,581,983          $236,135,888         $  61,450,438
    Securities of affiliated issuers             28,780,144            12,363,067                    --
    Repurchase Agreements                        83,679,944            27,730,030             6,436,341
Cash                                                534,205             1,208,261               568,746
Foreign currencies (cost $0, $581,117,
    $54,018, $132,511, and $0)                       54,018               132,378                    --
Receivables:
    Investments sold                              1,508,440             1,732,893                    --
    Dividends                                       734,469                22,575                 6,859
    Interest                                         82,798                54,637                 6,645
    Capital shares sold                           3,568,117               282,900               119,122
    Unrealized appreciation on foreign
        currency exchange contracts -
        Note 1 G                                      1,210                   725                    --
Other assets                                         18,610                32,639                20,880
---------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                    501,543,938           279,695,993            68,609,031
---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Payables:
    Investments purchased                        12,518,835             2,294,438               958,488
    Capital shares redeemed                         393,195             8,707,813             3,705,266
    Adviser and affiliates                          356,805               249,373                47,070
    Dividends and distributions                          --                    --                    --
    Accounts payable and accrued expenses            91,403               130,821                82,111
    Unrealized depreciation on foreign
        currency exchange contracts -
        Note 1 G                                        263                 1,106                    --
---------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                13,360,501            11,383,551             4,792,935
---------------------------------------------------------------------------------------------------------
NET ASSETS                                     $488,183,437          $268,312,442         $  63,816,096
                                               ============          ============         =============
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------
Paid-in capital                                $388,943,443          $252,570,672         $ 160,064,134
Accumulated undistributed net investment
    income (distributions in excess of net
    investment income)                           (4,225,286)          (15,149,750)              251,659
Accumulated net realized gain (loss) on
    investments and foreign currencies           32,226,113            (4,781,778)         (107,717,761)
Net unrealized appreciation of investments
    and other assets and liabilities
    denominated in foreign currencies            71,239,167            35,673,298            11,218,064
                                               ------------          ------------         -------------
Net assets applicable to capital shares
    outstanding                                $488,183,437          $268,312,442         $  63,816,096
                                               ============          ============         =============
    Capital shares outstanding, an
        unlimited number of no par shares
        authorized                               38,524,410            17,312,497             8,323,861
                                               ============          ============         =============
NET ASSET VALUE, PUBLIC OFFERING PRICE,
 REDEMPTION PRICE, PER SHARE                   $      12.67          $      15.50         $        7.67
                                               ============          ============         =============

See accompanying notes to financial statements.

  STATEMENTS OF OPERATIONS

                                                              U.S. TREASURY
                                                               SECURITIES
                                                                CASH FUND

NET INVESTMENT INCOME

INCOME:
---------------------------------------------------------------------------
    Interest and other                                         $2,411,301

EXPENSES:
---------------------------------------------------------------------------
    Management fee                                                577,679
    Transfer agent fees and expenses                              197,640
    Accounting service fees and expenses                           44,100
    Professional fees                                              53,232
    Custodian fees                                                 80,571
    Shareholder reporting                                          73,867
    Registration fees                                              28,970
    Trustee fees and expenses                                      20,678
    Miscellaneous                                                  50,371
                                                               ----------
        Total expenses before reductions                        1,127,108
    Expenses offset - Note 1 J                                     (2,551)
    Expenses reimbursed - Note 2                                       --
                                                               ----------
        NET EXPENSES                                            1,124,557

---------------------------------------------------------------------------
NET INVESTMENT INCOME                                           1,286,744
---------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS

    Realized gain (loss) from securities                               --
    Net change in unrealized appreciation (depreciation) of
    investments                                                        --
---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                                        --
---------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                               $1,286,744
                                                               ==========

See accompanying notes to financial statements.

                                    For the Year Ended June 30, 2005


                                                          U.S. GOVERNMENT
                                                             SECURITIES           NEAR-TERM         TAX FREE
                                                            SAVINGS FUND        TAX FREE FUND         FUND

NET INVESTMENT INCOME

INCOME:
-------------------------------------------------------------------------------------------------------------
    Interest and other                                       $9,160,268           $609,769         $1,129,574

EXPENSES:
-------------------------------------------------------------------------------------------------------------
    Management fee                                            1,929,311             93,924            201,884
    Transfer agent fees and expenses                            401,066             15,747             16,858
    Accounting service fees and expenses                         65,857             57,407             54,300
    Professional fees                                            69,257             48,332             48,671
    Custodian fees                                               72,490             13,988             16,611
    Shareholder reporting                                       119,433              5,270              6,320
    Registration fees                                            35,888             15,675             16,357
    Trustee fees and expenses                                    20,678             20,678             20,678
    Miscellaneous                                                95,377              9,756             14,352
                                                             ----------           --------         ----------
        Total expenses before reductions                      2,809,357            280,777            396,031
    Expenses offset - Note 1 J                                     (157)               (18)              (426)
    Expenses reimbursed - Note 2                               (869,034)          (195,990)          (206,941)
                                                             ----------           --------         ----------
        NET EXPENSES                                          1,940,166             84,769            188,664

-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                         7,220,102            525,000            940,910
-------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS

    Realized gain (loss) from securities                         10,041             (5,056)           154,365
    Net change in unrealized appreciation (depreciation) of
    investments                                                      --            (26,783)           488,415
-------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                                  10,041            (31,839)           642,780
-------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                             $7,230,143           $493,161         $1,583,690
                                                             ==========           ========         ==========

See accompanying notes to financial statements.

  STATEMENTS OF OPERATIONS

                                                ALL AMERICAN        CHINA REGION
                                                EQUITY FUND       OPPORTUNITY FUND

NET INVESTMENT INCOME

INCOME:
----------------------------------------------------------------------------------
    Dividends from unaffiliated issuers          $  288,523          $  627,424
    Dividends from affiliated issuers                    --                  --
    Foreign taxes withheld on dividends              (4,018)            (21,232)
                                                 ----------          ----------
        Net dividends                               284,505             606,192
    Interest and other (net of foreign taxes
      withheld $0, $0, $619, $0, $0)                 37,312              51,131
                                                 ----------          ----------
        TOTAL INCOME                                321,817             657,323

EXPENSES:
----------------------------------------------------------------------------------
    Management fee                                  145,381             405,492
    Transfer agent fees and expenses                 90,551             107,206
    Accounting service fees and expenses             43,000              57,950
    Professional fees                                77,977              75,399
    Custodian fees                                   24,716              91,705
    Shareholder reporting                            30,627              28,468
    Registration fees                                17,371              19,901
    Trustee fees and expenses                        20,678              20,679
    Miscellaneous                                    22,815              24,922
                                                 ----------          ----------
        Total expenses before reductions            473,116             831,722
    Expenses offset - Note 1 J                         (352)               (348)
    Expenses reimbursed - Note 2                   (133,548)                 --
                                                 ----------          ----------
        NET EXPENSES                                339,216             831,374

----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                        (17,399)           (174,051)
----------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS

    Realized gain (loss) from:
        Securities of unaffiliated issuers        1,501,068           1,444,811
        Securities of affiliated issuers                 --              25,803
        Foreign currency transactions                 1,618              (2,836)
                                                 ----------          ----------
        NET REALIZED GAIN                         1,502,686           1,467,778
                                                 ----------          ----------
    Net change in unrealized appreciation (depreciation) of:
        Investments                                  73,894           4,496,606
        Other assets and liabilities
          denominated in foreign currencies              --             (10,477)
                                                 ----------          ----------
        NET UNREALIZED APPRECIATION
          (DEPRECIATION)                             73,894           4,486,129
----------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS                                   1,576,580           5,953,907
----------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                 $1,559,181          $5,779,856
                                                 ==========          ==========

See accompanying notes to financial statements.

                                    For the Year Ended June 30, 2005

                                                 GLOBAL RESOURCES       WORLD PRECIOUS          GOLD SHARES
                                                       FUND             MINERALS FUND               FUND

NET INVESTMENT INCOME

INCOME:
-------------------------------------------------------------------------------------------------------------
    Dividends from unaffiliated issuers            $  6,045,995          $   690,027            $  464,898
    Dividends from affiliated issuers                        --               79,536                    --
    Foreign taxes withheld on dividends                (702,949)             (70,878)              (31,662)
                                                   ------------          -----------            ----------
        Net dividends                                 5,343,046              698,685               433,236
    Interest and other (net of foreign taxes
      withheld $0, $0, $619, $0, $0)                    971,766              566,564               139,034
                                                   ------------          -----------            ----------
        TOTAL INCOME                                  6,314,812            1,265,249               572,270

EXPENSES:
-------------------------------------------------------------------------------------------------------------
    Management fee                                    2,501,819            2,561,470               514,740
    Transfer agent fees and expenses                    500,952              527,018               331,457
    Accounting service fees and expenses                178,756              168,831                58,000
    Professional fees                                   122,090              181,933               122,087
    Custodian fees                                      214,924              266,819               102,886
    Shareholder reporting                                78,827              107,618               112,136
    Registration fees                                    53,679               39,318                25,623
    Trustee fees and expenses                            20,678               20,678                20,678
    Miscellaneous                                        51,463               98,561                62,489
                                                   ------------          -----------            ----------
        Total expenses before reductions              3,723,188            3,972,246             1,350,096
    Expenses offset - Note 1 J                           (4,080)              (1,863)               (1,422)
    Expenses reimbursed - Note 2                             --                   --                    --
                                                   ------------          -----------            ----------
        NET EXPENSES                                  3,719,108            3,970,383             1,348,674

-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                          2,595,704           (2,705,134)             (776,404)
-------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS

    Realized gain (loss) from:
        Securities of unaffiliated issuers           38,224,066           35,434,960             7,792,255
        Securities of affiliated issuers                866,576            5,232,938                    --
        Foreign currency transactions
                                                       (490,920)            (320,296)               28,784
        NET REALIZED GAIN                          ------------          -----------            ----------
                                                     38,599,722           40,347,602             7,821,039
    Net change in unrealized appreciation          ------------          -----------            ----------
      (depreciation) of:                             58,981,770           (2,183,135)             (434,079)
        Investments
        Other assets and liabilities
          denominated in foreign currencies
                                                        (23,804)              28,015                 1,544
        NET UNREALIZED APPRECIATION                ------------          -----------            ----------
        (DEPRECIATION)                               58,957,966           (2,155,120)             (432,535)
-------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS                                      97,557,688           38,192,482             7,388,504
-------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                   $100,153,392          $35,487,348            $6,612,100
                                                   ============          ===========            ==========

See accompanying notes to financial statements.

  STATEMENTS OF CHANGES IN NET ASSETS

                                                           U.S.    TREASURY
                                                                   SECURITIES
                                                                   CASH FUND
                                                       ---------------------------------
                                                       YEAR ENDED          YEAR ENDED
                                                      JUNE 30, 2005       JUNE 30, 2004

INCREASE (DECREASE)
 IN NET ASSETS

FROM OPERATIONS:
----------------------------------------------------------------------------------------
    Net investment income                             $   1,286,744      $        92,368
    Net realized gain (loss)                                     --                    1
    Net unrealized depreciation                                  --                   --
                                                      -------------      ---------------
        NET INCREASE (DECREASE) IN NET ASSETS
          RESULTING FROM OPERATIONS                       1,286,744               92,369

DISTRIBUTIONS TO SHAREHOLDERS:
----------------------------------------------------------------------------------------
    From net investment income                           (1,284,803)            (101,002)
                                                      -------------      ---------------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS              (1,284,803)            (101,002)

FROM CAPITAL SHARE TRANSACTIONS:
----------------------------------------------------------------------------------------
    Proceeds from shares sold                           885,364,783        1,025,094,191
    Distributions reinvested                              1,241,293               94,987
                                                      -------------      ---------------
                                                        886,606,076        1,025,189,178
    Cost of shares redeemed                            (875,124,840)      (1,036,484,900)
                                                      -------------      ---------------
        NET INCREASE (DECREASE) IN NET ASSETS FROM
          CAPITAL SHARE TRANSACTIONS                     11,481,236          (11,295,722)

----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                    11,483,177          (11,304,355)
----------------------------------------------------------------------------------------

NET ASSETS

Beginning of year                                       112,574,923          123,879,278

----------------------------------------------------------------------------------------
END OF YEAR                                           $ 124,058,100      $   112,574,923
----------------------------------------------------------------------------------------

Accumulated undistributed net investment income
  (distributions in excess of net investment income),
  end of year                                         $       1,500      $          (441)
                                                      =============      ===============

CAPITAL SHARE ACTIVITY
----------------------------------------------------------------------------------------
    Shares sold                                         885,364,783        1,025,094,191
    Shares reinvested                                     1,241,293               94,987
    Shares redeemed                                    (875,124,840)      (1,036,484,900)
                                                      -------------      ---------------
        NET SHARE ACTIVITY                               11,481,236          (11,295,722)
                                                      =============      ===============

See accompanying notes to financial statements.

                                                          U.S. GOVERNMENT
SECURITIES
                                                                 SAVINGS FUND                       NEAR-TERM TAX FREE FUND
                                                      -----------------------------------     -----------------------------------
                                                         YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                        JUNE 30, 2005       JUNE 30, 2004       JUNE 30, 2005       JUNE 30, 2004

INCREASE (DECREASE)
 IN NET ASSETS

FROM OPERATIONS:
---------------------------------------------------------------------------------------------------------------------------------
    Net investment income                               $  7,220,102        $  2,929,286         $   525,000         $   563,721
    Net realized gain (loss)                                  10,041              (2,815)             (5,056)            (75,145)
    Net unrealized depreciation                                   --                  --             (26,783)           (519,740)
                                                        ------------        ------------         -----------         -----------
        NET INCREASE (DECREASE) IN NET ASSETS
          RESULTING FROM OPERATIONS                        7,230,143           2,926,471             493,161             (31,164)

DISTRIBUTIONS TO SHAREHOLDERS:
---------------------------------------------------------------------------------------------------------------------------------
    From net investment income                            (7,229,289)         (3,011,129)           (525,088)           (562,094)
                                                        ------------        ------------         -----------         -----------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS               (7,229,289)         (3,011,129)           (525,088)           (562,094)

FROM CAPITAL SHARE TRANSACTIONS:
---------------------------------------------------------------------------------------------------------------------------------
    Proceeds from shares sold                            282,004,726         305,815,073           5,862,192           9,190,367
    Distributions reinvested                               7,102,469           2,951,497             462,629             509,716
                                                        ------------        ------------         -----------         -----------
                                                         289,107,195         308,766,570           6,324,821           9,700,083
    Cost of shares redeemed                             (318,850,857)       (396,789,633)         (6,260,222)        (12,412,496)
                                                        ------------        ------------         -----------         -----------
        NET INCREASE (DECREASE) IN NET ASSETS FROM
          CAPITAL SHARE TRANSACTIONS                     (29,743,662)        (88,023,063)             64,599          (2,712,413)

---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                    (29,742,808)        (88,107,721)             32,672          (3,305,671)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

Beginning of year                                        441,721,526         529,829,247          18,673,116          21,978,787

---------------------------------------------------------------------------------------------------------------------------------
END OF YEAR                                             $411,978,718        $441,721,526         $18,705,788         $18,673,116
---------------------------------------------------------------------------------------------------------------------------------

Accumulated undistributed net investment income
  (distributions in excess of net investment income),
  end of year                                           $    389,768        $    398,955         $    11,934         $    12,022
                                                        ============        ============         ===========         ===========

CAPITAL SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------------------------------
    Shares sold                                          282,004,726         305,815,073           2,682,173           4,150,480
    Shares reinvested                                      7,102,469           2,951,497             211,912             231,345
    Shares redeemed                                     (318,850,857)       (396,789,633)         (2,865,075)         (5,645,390)
                                                        ------------        ------------         -----------         -----------
        NET SHARE ACTIVITY                               (29,743,662)        (88,023,063)             29,010          (1,263,565)
                                                        ============        ============         ===========         ===========

  STATEMENTS OF CHANGES IN NET ASSETS

                                                                 TAX FREE FUND
                                                      -----------------------------------
                                                       YEAR ENDED            YEAR ENDED
                                                      JUNE 30, 2005         JUNE 30, 2004

INCREASE (DECREASE)
 IN NET ASSETS

FROM OPERATIONS:
-----------------------------------------------------------------------------------------
    Net investment income (loss)                       $   940,910          $  1,519,563
    Net realized gain (loss)                               154,365              (666,186)
    Net unrealized appreciation (depreciation)             488,415            (1,643,946)
                                                       -----------          ------------
        NET INCREASE (DECREASE) IN NET ASSETS
          RESULTING FROM OPERATIONS                      1,583,690              (790,569)

DISTRIBUTIONS TO SHAREHOLDERS:
-----------------------------------------------------------------------------------------
    From net investment income                            (938,868)           (1,516,384)
                                                       -----------          ------------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS               (938,868)           (1,516,384)

FROM CAPITAL SHARE TRANSACTIONS:
-----------------------------------------------------------------------------------------
    Proceeds from shares sold                            4,959,533            19,801,674
    Distributions reinvested                               867,531             1,421,180
    Proceeds from short-term trading fees                       --                    --
                                                       -----------          ------------
                                                         5,827,064            21,222,854
    Cost of shares redeemed                            (12,205,425)          (46,032,083)
                                                       -----------          ------------
        NET INCREASE (DECREASE) IN NET ASSETS
          FROM CAPITAL SHARE TRANSACTIONS               (6,378,361)          (24,809,229)

-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                   (5,733,539)          (27,116,182)
-----------------------------------------------------------------------------------------

NET ASSETS

Beginning of year                                       28,166,508            55,282,690

-----------------------------------------------------------------------------------------
END OF YEAR                                            $22,432,969          $ 28,166,508
-----------------------------------------------------------------------------------------

Accumulated undistributed net investment income
  (distributions in excess of net investment
  income), end of year                                 $    26,211          $     24,169
                                                       ===========          ============

CAPITAL SHARE ACTIVITY
-----------------------------------------------------------------------------------------
    Shares sold                                            403,159             1,592,976
    Shares reinvested                                       70,591               114,947
    Shares redeemed                                       (986,794)           (3,746,613)
                                                       -----------          ------------
        NET SHARE ACTIVITY                                (513,044)           (2,038,690)
                                                       ===========          ============

See accompanying notes to financial statements.

                                                                                                           CHINA REGION
                                                         ALL AMERICAN EQUITY FUND                        OPPORTUNITY FUND
                                                    ----------------------------------         ----------------------------------
                                                    YEAR ENDED           YEAR ENDED            YEAR ENDED           YEAR ENDED
                                                    JUNE 30, 2005        JUNE 30, 2004         JUNE 30, 2005        JUNE 30, 2004
INCREASE (DECREASE)
IN NET ASSETS

FROM OPERATIONS:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        $   (17,399)         $   (96,708)          $  (174,051)         $    19,358
Net realized gain (loss)                              1,502,686            2,013,062             1,467,778            3,817,739
Net unrealized appreciation (depreciation)               73,894            1,211,377             4,486,129            1,802,766
                                                     -----------          -----------           -----------          -----------
        NET INCREASE (DECREASE) IN NET ASSETS
          RESULTING FROM OPERATIONS                    1,559,181            3,127,731             5,779,856            5,639,863

DISTRIBUTIONS TO SHAREHOLDERS:
---------------------------------------------------------------------------------------------------------------------------------
    From net investment income                                --                   --              (727,576)            (389,832)
                                                      -----------          -----------           -----------          -----------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS                   --                   --              (727,576)            (389,832)

FROM CAPITAL SHARE TRANSACTIONS:
---------------------------------------------------------------------------------------------------------------------------------
    Proceeds from shares sold                          3,408,040            5,303,241             9,341,110           83,398,128
    Distributions reinvested                                  --                   --               697,792              375,803
    Proceeds from short-term trading fees                  1,380                1,540                60,238              346,504
                                                     -----------          -----------           -----------          -----------
                                                       3,409,420            5,304,781            10,099,140           84,120,435
    Cost of shares redeemed                           (5,689,533)          (6,792,391)          (19,730,277)         (67,095,545)
                                                     -----------          -----------           -----------          -----------
        NET INCREASE (DECREASE) IN NET ASSETS
          FROM CAPITAL SHARE TRANSACTIONS             (2,280,113)          (1,487,610)           (9,631,137)          17,024,890

---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                   (720,932)           1,640,121            (4,578,857)          22,274,921
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

Beginning of year                                     19,973,995           18,333,874            35,089,566           12,814,645

---------------------------------------------------------------------------------------------------------------------------------
END OF YEAR                                          $19,253,063          $19,973,995           $30,510,709          $35,089,566
---------------------------------------------------------------------------------------------------------------------------------

Accumulated undistributed net investment income
  (distributions in excess of net investment
  income), end of year                               $        --          $    (5,021)          $  (818,834)         $  (264,108)
                                                     ===========          ===========           ===========          ===========

CAPITAL SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------------------------------
    Shares sold                                          149,151              248,317             1,423,522           13,569,142
    Shares reinvested                                         --                   --               105,248               58,903
    Shares redeemed                                     (248,836)            (319,266)           (3,070,853)         (10,715,843)
                                                     -----------          -----------           -----------          -----------
        NET SHARE ACTIVITY                               (99,685)             (70,949)           (1,542,083)           2,912,202
                                                     ===========          ===========           ===========          ===========

See accompanying notes to financial statements.

  STATEMENTS OF CHANGES IN NET ASSETS

                                                             GLOBAL RESOURCES FUND
                                                      ----------------------------------
                                                       YEAR ENDED          YEAR ENDED
                                                      JUNE 30, 2005       JUNE 30, 2004

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
----------------------------------------------------------------------------------------
    Net investment income (loss)                      $   2,595,704       $     947,518
    Net realized gain                                    38,599,722          12,977,156
    Net unrealized appreciation (depreciation)           58,957,966           8,841,637
                                                      -------------       -------------
        NET INCREASE IN NET ASSETS
          RESULTING FROM OPERATIONS                     100,153,392          22,766,311

DISTRIBUTIONS TO SHAREHOLDERS:
----------------------------------------------------------------------------------------
    From net investment income                           (7,961,606)         (2,895,600)
    From net capital gains                               (6,887,607)                 --
                                                      -------------       -------------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS             (14,849,213)         (2,895,600)

FROM CAPITAL SHARE TRANSACTIONS:
----------------------------------------------------------------------------------------
    Proceeds from shares sold                           584,409,388         348,432,901
    Distributions reinvested                             14,127,634           2,804,886
    Proceeds from short-term trading fees                    78,875              77,336
                                                      -------------       -------------
                                                        598,615,897         351,315,123
    Cost of shares redeemed                            (331,310,682)       (250,495,998)
                                                      -------------       -------------
        NET INCREASE (DECREASE) IN NET ASSETS
          FROM CAPITAL SHARE TRANSACTIONS               267,305,215         100,819,125

----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                   352,609,394         120,689,836
----------------------------------------------------------------------------------------

NET ASSETS

Beginning of year                                       135,574,043          14,884,207

----------------------------------------------------------------------------------------
END OF YEAR                                           $ 488,183,437       $ 135,574,043
----------------------------------------------------------------------------------------

Accumulated undistributed net investment income
  (distributions in excess of net investment income),
  end of year                                         $  (4,225,286)      $  (1,275,308)
                                                      =============       =============

CAPITAL SHARE ACTIVITY
----------------------------------------------------------------------------------------
    Shares sold                                          50,711,235          42,999,711
    Shares reinvested                                     1,353,225             340,812
    Shares redeemed                                     (29,694,876)        (30,079,698)
                                                      -------------       -------------
        NET SHARE ACTIVITY                               22,369,584          13,260,825
                                                      =============       =============

See accompanying notes to financial statements.

                                                               WORLD PRECIOUS
                                                                MINERALS FUND                          GOLD SHARES FUND
                                                      ----------------------------------       ---------------------------------
                                                       YEAR ENDED           YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                       JUNE 30, 2005        JUNE 30, 2004       JUNE 30, 2005       JUNE 30, 2004

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
--------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                      $  (2,705,134)      $   (2,577,057)      $    (776,404)      $    (990,870)
    Net realized gain                                    40,347,602           29,899,943           7,821,039          13,756,851
    Net unrealized appreciation (depreciation)           (2,155,120)          28,812,905            (432,535)          2,229,117
                                                       -------------       --------------       -------------       -------------
        NET INCREASE IN NET ASSETS
          RESULTING FROM OPERATIONS                      35,487,348           56,135,791           6,612,100          14,995,098

DISTRIBUTIONS TO SHAREHOLDERS:
--------------------------------------------------------------------------------------------------------------------------------
    From net investment income                           (7,944,295)         (28,079,322)           (428,417)           (247,150)
    From net capital gains                                       --                   --                  --                  --
                                                       -------------       --------------       -------------       -------------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS              (7,944,295)         (28,079,322)           (428,417)           (247,150)

FROM CAPITAL SHARE TRANSACTIONS:
--------------------------------------------------------------------------------------------------------------------------------
    Proceeds from shares sold                           678,942,013          991,344,370         188,220,324         217,107,819
    Distributions reinvested                              7,470,390           26,655,112             393,191             232,435
    Proceeds from short-term trading fees                 1,362,092            1,698,299             397,737             412,525
                                                       -------------       --------------       -------------       -------------
                                                        687,774,495        1,019,697,781         189,011,252         217,752,779
    Cost of shares redeemed                            (693,856,608)        (908,115,092)       (198,110,589)       (211,488,529)
                                                       -------------       --------------       -------------       -------------
        NET INCREASE (DECREASE) IN NET ASSETS
          FROM CAPITAL SHARE TRANSACTIONS                (6,082,113)         111,582,689          (9,099,337)          6,264,250

---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                    21,460,940          139,639,158          (2,915,654)         21,012,198
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

Beginning of year                                       246,851,502          107,212,344          66,731,750          45,719,552

--------------------------------------------------------------------------------------------------------------------------------
END OF YEAR                                           $ 268,312,442       $  246,851,502         $63,816,096         $66,731,750
--------------------------------------------------------------------------------------------------------------------------------

Accumulated undistributed net investment income
  (distributions in excess of net investment income),
  end of year                                         $ (15,149,750)      $  (25,264,531)      $     251,659       $    (875,224)
                                                      =============       ==============       =============       =============

CAPITAL SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------------------
    Shares sold                                          44,715,320           67,498,565          24,910,192          29,745,969
    Shares reinvested                                       460,566            1,746,731              48,363              28,802
    Shares redeemed                                     (45,905,829)         (62,198,481)        (26,162,376)        (29,073,888)
                                                      -------------       --------------       -------------       -------------
        NET SHARE ACTIVITY                                 (729,943)           7,046,815          (1,203,821)            700,883
                                                      =============       ==============       =============       =============

See accompanying notes to financial statements.

  NOTES TO FINANCIAL STATEMENTS                        June 30, 2005

NOTE 1: SIGNIFICANT ACCOUNTING POLICIES

 U.S. Global Investors Funds (Trust) is organized as a Massachusetts business trust, consisting of nine separate funds (Funds), as follows: U.S. Treasury Securities Cash, U.S. Government Securities Savings, Near-Term Tax Free, Tax Free, All American Equity, China Region Opportunity, Global Resources, World Precious Minerals and Gold Shares. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended. All funds are diversified with the exception of China Region Opportunity, Global Resources, World Precious Minerals and Gold Shares.

 The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

 A. SECURITY VALUATIONS
 The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security's primary exchange at the time of daily valuation. Securities for which no sale was reported are valued at the mean between the last reported bid and asked prices or using quotes provided by principal market makers. Short-term investments with effective maturities of sixty days or less at the date of purchase and investments of U.S. Treasury Securities Cash and U.S. Government Securities Savings Funds are valued at amortized cost, which approximates market value. An independent pricing service values municipal securities and long-term U.S. Government obligations using a system based on such factors as credit rating, maturity, coupon and type of security to determine fair value.

 FAIR VALUED SECURITIES
 Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. The following factors are generally considered in determining fair value: nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management's judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer's management, quality of the underlying property based on review of independent geological studies, the extent of a Fund's investment in the trading securities of the issuer; and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed.

 For securities traded on international exchanges, if events which may materially affect the value of a Fund's securities occur after the close of the primary exchange

  NOTES TO FINANCIAL STATEMENTS                        June 30, 2005

 and before a Fund's net asset value is next determined, then those securities will be valued at their fair value as determined in good faith under the supervision of the Board of Trustees.

 C. SECURITY TRANSACTIONS AND INVESTMENT INCOME Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identified-cost basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, which may include original issue discount, is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized, respectively, on a yield-to-maturity basis as adjustments to interest income.

 The Funds may purchase securities on a when-issued or delayed-delivery basis and segregate the liquid assets on their books to collateralize the obligation until trade settlement. Such investments are accounted for in the same manner as marketable portfolio securities.

 The equity funds may invest in private placements and initial public offerings
 (IPOs), the volatility of which may significantly affect performance. There is no guarantee that these high-risk investments will affect a Fund's performance in the same way in the future.

 D. REPURCHASE AGREEMENTS
 The Funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold as collateral, underlying securities with a value exceeding the total repurchase price, including accrued interest. The Funds use joint tri-party repurchase agreements with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

 E. OPTIONS
 Some Funds may write or purchase options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. Written options include a risk of loss in excess of the option premium. The use of options carries the risk of a change in value of the underlying instruments, an illiquid secondary market, or that the counterparty may fail to perform its obligations. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. There were no written options open at June 30, 2005.

  NOTES TO FINANCIAL STATEMENTS                        June 30, 2005

 Transactions in options purchased during the year ended June 30, 2005 were as follows:

                                                           WORLD PRECIOUS
                          GLOBAL RESOURCES FUND             MINERALS FUND               GOLD SHARES FUND
                       ---------------------------------------------------------------------------------------
                       NUMBER OF      PREMIUMS       NUMBER OF      PREMIUMS       NUMBER OF      PREMIUMS
                       CONTRACTS   PAID/(RECEIVED)   CONTRACTS   PAID/(RECEIVED)   CONTRACTS   PAID/(RECEIVED)

  Options outstanding
    at June 30, 2004        956      $   327,648       12,414      $ 1,727,060       4,630        $ 653,884
  Options purchased      12,328        4,216,494       11,831        1,574,933       3,590          501,577
  Options sold          (11,369)      (4,364,949)     (10,748)      (1,516,279)     (4,730)        (661,331)
  Options expired        (1,215)         (97,450)      (6,932)        (622,859)     (1,995)        (175,171)
                        -------      -----------      -------      -----------      ------        ---------
  Options outstanding
    at June 30, 2005        700      $    81,743        6,565      $ 1,162,855       1,495        $ 318,959
                        =======      ===========      =======      ===========      ======        =========

 Transactions in written call options during the year ended June 30, 2005 were as follows:

                                                                   GLOBAL RESOURCES FUND
                                                                ---------------------------
                                                                NUMBER OF      PREMIUMS
                                                                CONTRACTS   PAID/(RECEIVED)

  Options outstanding at June 30, 2004                               --        $     --
  Options written                                                   550          92,397
  Options terminated in closing purchase options                   (550)        (92,397)
  Options expired                                                    --              --
  Options exercised                                                  --              --
                                                                 ------        --------
  Options outstanding at June 30, 2005                               --        $     --
                                                                 ======        ========

 F. FOREIGN CURRENCY TRANSACTIONS
 Some Funds may invest in securities of foreign issuers. The accounting records of these funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are converted to U.S. dollars at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other unrealized foreign currency gains or losses are reported separately.

 G. FORWARD FOREIGN CURRENCY CONTRACTS
 The Funds may enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. Risks may arise upon entering into these contracts from

  NOTES TO FINANCIAL STATEMENTS                        June 30, 2005

 the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

 Open forward foreign currency contracts at June 30, 2005 were:

                                           FOREIGN     IN EXCHANGE   SETTLEMENT              UNREALIZED      UNREALIZED
  FUND CONTRACT                            CURRENCY      FOR USD        DATE      VALUE     APPRECIATION   (DEPRECIATION)
  -----------------------------------------------------------------------------------------------------------------------
  China Region Opportunity
      SALES:
      Taiwan Dollar                       18,152,397   $  572,992     07/01/05   $573,626     $    --         $   (634)
  Global Resources
      PURCHASES:
      Canadian Dollar                        346,335      281,916     07/05/05    282,572         656               --
      Canadian Dollar                        200,000      163,199     07/05/05    163,179          --              (20)
                                          ----------   ----------                --------     -------         --------
                                             546,335      445,115                 445,751         656              (20)
      SALES:
      British Pound                           47,633       85,791     07/01/05     85,408         383               --
      British Pound                           82,253      147,240     07/05/05    147,483          --             (243)
      Canadian Dollar                        223,000      182,115     07/15/05    181,944         171               --
                                          ----------   ----------                --------     -------         --------
                                             352,886      415,146                 414,835         554             (243)
  World Precious Minerals
      PURCHASES:
      British Pound                          500,000      895,800     07/01/05    896,525         725               --

      SALES:
      Canadian Dollar                        584,222      475,557     07/05/05    476,663          --           (1,106)

 H. FEDERAL INCOME TAXES
 The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required.

 I. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 The Funds record dividends and distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations.

 The Funds generally make distributions at least annually. The U.S. Treasury Securities Cash and U.S. Government Securities Savings Funds accrue dividends, on a daily basis with payment monthly. Tax Free and Near-Term Tax Free pay monthly dividends. Dividends and distributions payable at period end are processed for reinvestment on the following business day.

 J. EXPENSES
 Each Fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Expense offset arrangements have been made

  NOTES TO FINANCIAL STATEMENTS                        June 30, 2005

 with the Funds' custodian so the custodian fees may be paid indirectly by credits earned on the Funds' cash balances. Such deposit arrangements are an alternative to overnight investments.

 K. SHORT-TERM TRADING (REDEMPTION) FEES
 Shares held in the All American Equity Fund less than 30 days are subject to a short-term trading fee equal to 0.10% of the proceeds of the redeemed shares. Shares held in the China Region Opportunity Fund less than 180 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. Shares held in the Global Resources, World Precious Minerals and Gold Shares Funds held less than 30 days are subject to a short-term trading fee equal to 0.25% of the proceeds of the redeemed shares. These fees, which are retained by the Funds, are accounted for as an addition to paid-in capital.

 L. USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2: RELATED PARTY TRANSACTIONS

 U.S. Global Investors, Inc. (Adviser), under an investment advisory agreement with the Trust in effect through February 28, 2006, furnishes management and investment advisory services and, subject to the supervision of the Trustees, directs the investments of each fund according to its investment objectives, policies and limitations. The Adviser also furnishes all necessary office facilities, business equipment and personnel for administering the affairs of the Trust. Frank E. Holmes, a trustee of the Funds, is the controlling owner of the Adviser.

  NOTES TO FINANCIAL STATEMENTS                        June 30, 2005

 For the services of the Adviser, each fund pays a management fee based upon its net assets. Fees are accrued daily and paid monthly. The contractual management fee for each fund is:

                                          ANNUAL PERCENTAGE OF
               FUND                     AVERAGE DAILY NET ASSETS
  --------------------------------------------------------------------
  Gold Shares, All American        .75% of the first $250,000,000 and
  Equity and Tax Free              .50% of the excess

  U.S. Treasury Securities Cash
  and U.S. Government Securities   .50% of the first $250,000,000 and
  Savings                          .375% of the excess

  World Precious Minerals and      1.00% of the first $250,000,000 and
  Global Resources                 .50% of the excess

  Near-Term Tax Free               0.50%

  China Region Opportunity         1.25%

 The Adviser has voluntarily agreed to reimburse specific funds so that their total operating expenses will not exceed certain annual percentages of average net assets. The expenses for the year ended June 30, 2005 were voluntarily limited as follows: U.S. Government Securities Savings at 0.45%, Near-Term Tax Free at 0.45%, Tax Free at 0.70% and All American Equity at 1.75%. In addition, the Adviser has contractually limited total fund operating expenses to not exceed 0.45% for the U.S. Government Securities Savings Fund, 0.45% for the Near-Term Tax Free Fund, 0.70% for the Tax Free Fund and 1.75% for the All American Equity Fund on an annualized basis through November 01, 2006, and until such later date as the Adviser determines.

 The Adviser has also voluntarily agreed to waive fees and/or reimburse U.S. Treasury Securities Cash Fund and U.S. Government Securities Savings Fund to the extend necessary to maintain the fund's yield at a certain level as determined by the Adviser (Minimum Yield). The Adviser may recapture any fees waived and/or expenses reimbursed within three years after the end of the fiscal year of such waiver and/or reimbursement to the extent that such recapture would not cause the fund's yield to fall below the Minimum Yield. For the year ended June 30, 2004, fees waived and/or expenses reimbursed as a result of this agreement were $45,136 and $0 for the U.S. Treasury Securities Cash Fund and the U.S. Government Securities Savings Fund, respectively. These amounts are recoverable by the Adviser through June 30, 2007. There were no fees waived and/or expenses reimbursed as a result of this agreement during the fiscal year ended June 30, 2005.

 United Shareholder Services, Inc. (USSI), a wholly-owned subsidiary of the Adviser, is the transfer agent for the funds. Each fund pays an annual fee based on its number of shareholder accounts for transfer agency services. Certain account

  NOTES TO FINANCIAL STATEMENTS                        June 30, 2005

 fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the Funds. Brown Brothers Harriman & Co. serves as the custodian, fund accounting and administration service agent with a fee structure based primarily on average net assets of the Funds. Additionally, the Adviser was reimbursed for in-house legal and internal administration services pertaining to the Funds during the year ended June 30, 2005, in the amounts of $232,967 and $42,149, respectively.

 During the year ended June 30, 2005, A & B Mailers, Inc., a wholly-owned subsidiary of the Adviser, was paid $376,965 for mailing services provided to the Funds.

 The five independent Trustees receive compensation for serving on the Board. The Chairman and members of special committees receive additional compensation. Trustees are also reimbursed for out-of-pocket expenses incurred while attending meetings. Frank E. Holmes receives no compensation from the Funds for serving on the Board.

NOTE 3: INVESTMENT ACTIVITY

 Cost of purchases and proceeds from sales of long-term securities for the year ended June 30, 2005, are summarized as follows:

  FUND                                        PURCHASES        SALES
  ----------------------------------------------------------------------
  Near-Term Tax Free                         $    897,321   $  1,198,362
  Tax Free                                     10,120,016     17,496,766
  All American Equity                          46,475,912     48,160,149
  China Region Opportunity                     40,389,243     47,545,340
  Global Resources                            490,302,051    297,760,478
  World Precious Minerals                     135,406,852    142,719,606
  Gold Shares                                  41,152,857     44,613,152

 U.S. Treasury Securities Cash and U.S. Government Securities Savings held only short-term investments. The Funds neither purchased nor sold long-term U.S. government securities during the period.

 Fair valued securities, which were primarily composed of restricted securities, as a percentage of net assets at June 30, 2005, were 9.02% of China Region Opportunity, 2.79% of Global Resources, 2.27% of World Precious Minerals and 0.39% of Gold Shares.

 Investments in foreign issuers as a percent of total investments at June 30, 2005, were: 83.99% of China Region Opportunity, 58.14% of Global Resources, 82.86% of World Precious Minerals and 75.51% of Gold Shares.

  NOTES TO FINANCIAL STATEMENTS                        June 30, 2005

NOTE 4: TAX INFORMATION

 The following table presents the income tax basis of the securities owned at June 30, 2005, and the tax basis components of net unrealized appreciation or depreciation:

                                                  GROSS          GROSS       NET UNREALIZED
                                  AGGREGATE     UNREALIZED     UNREALIZED     APPRECIATION
              FUND                 TAX COST    APPRECIATION   DEPRECIATION   (DEPRECIATION)
  -----------------------------------------------------------------------------------------
  U.S. Treasury Securities Cash  $111,383,193  $        --    $        --      $        --
  U.S. Government Securities
    Savings                       410,805,478           --             --               --
  Near-Term Tax Free               18,407,365      194,590       (110,387)          84,203
  Tax Free                         21,139,940    1,019,901         (4,034)       1,015,867
  All American Equity              17,801,805    2,161,727       (250,659)       1,911,068
  China Region Opportunity         26,129,670    4,454,239       (795,759)       3,658,480
  Global Resources                433,726,268   73,151,869    (11,836,066)      61,315,803
  World Precious Minerals         269,234,864   32,517,107    (25,522,986)       6,994,121
  Gold Shares                      57,843,414   14,764,406     (4,721,041)      10,043,365

 As of June 30, 2005, the components of distributable earnings on a tax basis were as follows:

                                     UNDISTRIBUTED   UNDISTRIBUTED   UNDISTRIBUTED   NET UNREALIZED
                                      TAX EXEMPT       ORDINARY        LONG-TERM      APPRECIATION
             FUND                       INCOME          INCOME       CAPITAL GAINS   (DEPRECIATION)
  -------------------------------------------------------------------------------------------------
  U.S. Treasury Securities Cash         $    --       $    5,746      $       --       $        --
  U.S. Government Securities Savings         --          401,746              --                --
  Near-Term Tax Free                         --           17,634              --            84,203
  Tax Free                               12,909           18,961              --         1,015,867
  All American Equity                        --               --              --         1,911,068
  China Region Opportunity                   --          835,848              --         3,650,266
  Global Resources                           --       30,142,003       7,775,842        61,322,149
  World Precious Minerals                    --       11,527,187              --         7,009,770
  Gold Shares                                --        1,223,845              --        10,043,528

 The tax character of distributions paid during the fiscal year ended June 30, 2005, were as follows:

                                   TAX-EXEMPT     ORDINARY       LONG-TERM
               FUND                  INCOME        INCOME      CAPITAL GAINS      TOTAL
  ----------------------------------------------------------------------------------------
  U.S. Treasury Securities Cash     $     --     $1,284,803      $       --    $ 1,284,803
  U.S. Government Securities
    Savings                               --      7,229,289              --      7,229,289
  Near-Term Tax Free                 490,494         34,594              --        525,088
  Tax Free                           893,128         45,740              --        938,868
  All American Equity                     --             --              --             --
  China Region Opportunity                --        727,576              --        727,576
  Global Resources                        --      9,712,693       5,136,520     14,849,213
  World Precious Minerals                 --      7,944,295              --      7,944,295
  Gold Shares                             --        428,417              --        428,417

  NOTES TO FINANCIAL STATEMENTS                        June 30, 2005

 The tax character of distributions paid during the fiscal year ended June 30, 2004, were as follows:

                                   TAX-EXEMPT     ORDINARY       LONG-TERM
               FUND                  INCOME        INCOME      CAPITAL GAINS      TOTAL
  ----------------------------------------------------------------------------------------
  U.S. Treasury Securities Cash    $       --    $  101,002      $       --    $   101,002
  U.S. Government Securities
    Savings                                --     3,011,129              --      3,011,129
  Near-Term Tax Free                  542,942        19,152              --        562,094
  Tax Free                          1,469,956        46,428              --      1,516,384
  All American Equity                      --            --              --             --
  China Region Opportunity                 --       389,832              --        389,832
  Global Resources                         --     2,895,600              --      2,895,600
  World Precious Minerals                  --    28,079,322              --     28,079,322
  Gold Shares                              --       247,150              --        247,150

 Net realized capital loss carryforwards, for federal income tax purposes, may be used to offset current or future capital gains until expiration. The Funds' tax-basis capital gains and losses are determined only at the end of each fiscal year. The loss carryforwards and related expiration dates for each fund, as of June 30, 2005, are as follows:

                                                      EXPIRATION DATE
                FUND                   2006          2007          2008         2009
  -------------------------------------------------------------------------------------
  U.S. Treasury Securities Cash     $        --   $     7,527   $   10,657   $       --
  U.S. Government Securities
    Savings                                  --            --           --           --
  Near-Term Tax Free                         --            --       17,590       59,454
  Tax Free                                   --            --           --      338,259
  All American Equity                        --            --           --           --
  China Region Opportunity                   --     1,396,956    4,657,144    3,347,272
  Global Resources                           --            --           --           --
  World Precious Minerals                    --            --           --           --
  Gold Shares                        49,313,088    50,050,196    2,931,501    4,098,335

                                          EXPIRATION DATE
            FUND               2010         2011       2012       2013        TOTAL
  -------------------------------------------------------------------------------------
  U.S. Treasury Securities
    Cash                    $       --   $      287   $    --   $     --   $     18,471
  U.S. Government
    Securities Savings              --           --    12,079         --         12,079
  Near-Term Tax Free                --           --    46,218     33,686        156,948
  Tax Free                          --           --    90,567    421,236        850,062
  All American Equity               --      119,602        --         --        119,602
  China Region Opportunity     193,867       80,860        --         --      9,676,099
  Global Resources                  --           --        --         --             --
  World Precious Minerals    2,795,187           --        --         --      2,795,187
  Gold Shares                       --    1,122,291        --         --    107,515,411

                                POST OCTOBER 31, 2004       POST OCTOBER 31, 2004
              FUND              CAPITAL LOSS DEFERRAL       CURRENCY LOSS DEFERRAL
  --------------------------------------------------------------------------------
  Near-Term Tax Free                      297                          --
  Tax Free                                 18                          --

  NOTES TO FINANCIAL STATEMENTS                        June 30, 2005

 The amounts above, in accordance with tax rules, are deemed to have occurred on July 1, 2005.

NOTE 5: RISKS OF CONCENTRATIONS

 China Region Opportunity may be exposed to risks not typically associated with investments in the United States, due to concentration of investments in foreign issuers in the region. These investments present risks resulting from disruptive political or economic conditions and the potential imposition of adverse governmental laws or currency exchange restrictions affecting the area.

 The investment policies of Gold Shares and World Precious Minerals present unique risks to their respective portfolios' values. The prices of gold and other precious metals may be subject to fluctuations caused by international monetary and political developments including trade or currency restrictions, currency devaluation and revaluation, and social and political conditions within a country. Fluctuations in the prices of gold and other precious metals will affect the market values of the securities held by these funds.

NOTE 6: CREDIT ARRANGEMENTS

 Each of the U.S. Global Investors Funds, along with other funds under common management, has a revolving credit facility with Brown Brothers Harriman & Co.
 (BBH). Borrowings of each fund are collateralized by any or all of the securities held by BBH as the fund's custodian. Interest on borrowings is charged at the current overnight Federal Funds Rate plus 2%. Each fund has a maximum borrowing limit of 10% of qualified assets. The aggregate borrowings by all the funds under the agreement cannot exceed $10,000,000 at any one time. There were no borrowings under the revolving credit facility at June 30, 2005.

NOTE 7: SHARES OF BENEFICIAL INTEREST

 At June 30, 2005, individual shareholders holding more than 5% of outstanding shares comprised 36.96% of the Tax Free Fund.

NOTE 8: NEAR-TERM TAX FREE FUND STOCK SPLIT

 Effective as of the close of business on January 3, 2005, Near-Term Tax Free Fund instituted a 5-for-1 stock split. All capital share activity and per share data for Near-Term Tax Free Fund for the current and previous periods presented in these financial statements has been adjusted to reflect the stock split.

  FINANCIAL HIGHLIGHTS

U.S. TREASURY SECURITIES CASH FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                                          2005       2004        2003       2002       2001
NET ASSET VALUE, BEGINNING OF YEAR                       $1.00      $1.00       $1.00      $1.00      $1.00
-----------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                                    .01         --(a)       .01       .01        .05
  Net realized and unrealized gain                          --         --          --         --         --
                                                      --------   --------    --------   --------   --------
  Total from investment activities                         .01         --(a)       .01       .01        .05
                                                      --------   --------    --------   --------   --------
Distributions from net investment income                  (.01)        --(a)      (.01)     (.01)      (.05)

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                             $1.00      $1.00       $1.00      $1.00      $1.00
-----------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (b)                 1.12%       .08%        .57%      1.43%      4.59%
Ratios to Average Net Assets (c):
  Net investment income                                   1.11%       .07%        .52%      1.43%      4.62%
  Total expenses                                           .97%      1.00%        .97%      1.00%      1.06%
  Expenses reimbursed or offset                             --       (.04)%        --         --         --
  Net expenses                                             .97%       .96%        .97%      1.00%      1.06%

NET ASSETS, END OF YEAR (IN THOUSANDS)                $124,058   $112,575    $123,879   $134,930   $130,832


U.S. GOVERNMENT SECURITIES SAVINGS FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                                          2005       2004       2003       2002       2001

NET ASSET VALUE, BEGINNING OF YEAR                       $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                                    .02        .01        .01        .02        .05
  Net realized and unrealized gain                          --         --         --         --         --
                                                      --------   --------   --------   --------   --------
  Total from investment activities                         .02        .01        .01        .02        .05
                                                      --------   --------   --------   --------   --------
Distributions from net investment income                  (.02)      (.01)      (.01)      (.02)      (.05)

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                             $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (b)                 1.70%       .63%      1.09%      2.20%      5.42%
Ratios to Average Net Assets (c):
  Net investment income                                   1.67%       .61%      1.08%      2.20%      5.41%
  Total expenses                                           .65%       .65%       .61%       .59%       .60%
  Expenses reimbursed or offset                           (.20)%     (.20)%     (.16)%     (.14)%     (.20)%
  Net expenses                                             .45%       .45%       .45%       .45%       .40%

NET ASSETS, END OF YEAR (IN THOUSANDS)                $411,979   $441,722   $529,829   $691,843   $782,242


(a)  The per share amount does not round to a full penny.

(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

See accompanying notes to financial statements.

  FINANCIAL HIGHLIGHTS

NEAR-TERM TAX FREE FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                                       2005*      2004*      2003*     2002*     2001*

NET ASSET VALUE, BEGINNING OF YEAR                     $2.17      $2.23      $2.16     $2.12     $2.06
------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                                  .07        .06        .06       .08       .09
  Net realized and unrealized gain (loss)               (.01)      (.06)       .07       .04       .06
                                                     -------    -------    -------    ------    ------
  Total from investment activities                       .06        .00        .13       .12       .15
                                                     -------    -------    -------    ------    ------
Distributions from net investment income                (.06)      (.06)      (.06)     (.08)     (.09)

------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                           $2.17      $2.17      $2.23     $2.16     $2.12
------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)               2.75%       .20%      5.97%     5.65%     7.21%
Ratios to Average Net Assets (b):
  Net investment income                                 2.79%      2.73%      2.83      3.73%     4.15%
  Total expenses                                        1.49%      1.25%      1.44%     2.63%     2.72%
  Expenses reimbursed or offset                        (1.04)%     (.80)%     (.94)%   (2.01)%   (2.02)%
  Net expenses                                           .45%       .45%       .50%      .62%      .70%
Portfolio turnover rate                                    5%        21%        20%       19%       23%

NET ASSETS, END OF YEAR (IN THOUSANDS)               $18,706    $18,673    $21,979    $9,752    $6,035



TAX FREE FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                                         2005      2004      2003      2002      2001
NET ASSET VALUE, BEGINNING OF YEAR                     $12.08    $12.65    $12.18    $11.95    $11.38
-----------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                                   .44       .43       .42       .50       .53
  Net realized and unrealized gain (loss)                 .25      (.58)      .48       .23       .57
                                                      -------   -------   -------   -------   -------
  Total from investment activities                        .69      (.15)      .90       .73      1.10
                                                      -------   -------   -------   -------   -------
Distributions
  From net investment income                             (.44)     (.42)     (.43)     (.50)     (.53)
  From net realized gains                                  --        --        --        --        --
                                                      -------   -------   -------   -------   -------
  Total distributions                                    (.44)     (.42)     (.43)     (.50)     (.53)

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                           $12.33    $12.08    $12.65    $12.18    $11.95
-----------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)                5.78%    (1.25)%    7.49%     6.18%     9.81%
Ratios to Average Net Assets (b):
  Net investment income                                  3.50%     3.22%     3.34%     4.13%     4.50%
  Total expenses                                         1.47%     1.09%     1.22%     1.56%     1.53%
  Expenses reimbursed or offset                          (.77)%    (.39)%    (.52)%    (.86)%    (.83)%
  Net expenses                                            .70%      .70%      .70%      .70%      .70%
Portfolio turnover rate                                    40%       54%       26%       22%       19%

NET ASSETS, END OF YEAR (IN THOUSANDS)                $22,433   $28,167   $55,283   $21,698   $20,248


* The values shown for Near-Term Tax Free Fund for the current period and prior periods have been adjusted to reflect the 5-for-1 stock split, which was effective on January 3, 2005.

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

See accompanying notes to financial statements.

  FINANCIAL HIGHLIGHTS

ALL AMERICAN EQUITY FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                                         2005      2004      2003      2002      2001

NET ASSET VALUE, BEGINNING OF YEAR                     $22.53    $19.15    $21.20    $25.44    $45.18
-----------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income (loss)                           (.02)     (.11)     (.03)     (.03)      .08
  Net realized and unrealized gain (loss)                1.96      3.49     (2.02)    (4.20)   (11.42)
                                                      -------   -------   -------   -------   -------
  Total from investment activities                       1.94      3.38     (2.05)    (4.23)   (11.34)
                                                      -------   -------   -------   -------   -------
Distributions
  From net investment income                               --        --        --      (.01)     (.08)
  From net realized gains                                  --        --        --        --     (8.32)
                                                      -------   -------   -------   -------   -------
  Total distributions                                      --        --        --      (.01)    (8.40)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                           $24.47    $22.53    $19.15    $21.20    $25.44
-----------------------------------------------------------------------------------------------------
TOTAL RETURN (excluding account fees) (a)                8.61%    17.65%    (9.67)%  (16.62)%  (27.96)%
Ratios to Average Net Assets (b):
  Net investment income (loss)                           (.09)%    (.49)%    (.12)%    (.12)%     .25%
  Total expenses                                         2.44%     2.31%     2.56%     2.19%     1.69%
  Expenses reimbursed or offset                          (.69)%    (.56)%   (1.06)%    (.73)%    (.69)%
  Net expenses                                           1.75%     1.75%     1.50%     1.46%     1.00%
Portfolio turnover rate                                   262%       96%      119%       75%       85%

NET ASSETS, END OF YEAR (IN THOUSANDS)                $19,253   $19,974   $18,334   $20,713   $26,942


CHINA REGION OPPORTUNITY FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                                         2005      2004      2003      2002      2001

NET ASSET VALUE, BEGINNING OF YEAR                      $5.86     $4.17     $4.38     $4.92     $6.11
-----------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income (loss)                           (.06)       --*     (.02)     (.04)     (.04)
  Net realized and unrealized gain (loss)                1.23      1.74      (.19)     (.50)    (1.09)
                                                      -------   -------   -------   -------   -------
  Total from investment activities                       1.17      1.74      (.21)     (.54)    (1.13)
                                                      -------   -------   -------   -------   -------
Distributions
  From net investment income                             (.16)     (.05)       --        --      (.06)
                                                      -------   -------   -------   -------   -------
  Total distributions                                    (.16)     (.05)       --        --      (.06)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                            $6.87     $5.86     $4.17     $4.38     $4.92
-----------------------------------------------------------------------------------------------------
TOTAL RETURN (excluding account fees) (a)               19.98%    41.63%    (4.79)%  (10.98)%  (18.45)%
Ratios to Average Net Assets (b):
  Net investment income (loss)                           (.54)%     .05%     (.60)%    (.83)%    (.56)%
  Total expenses                                         2.56%     2.25%     3.91%     3.54%     3.04%
  Expenses reimbursed or offset (c)                        --        --        --        --        --
  Net expenses                                           2.56%     2.25%     3.91%     3.54%     3.04%
Portfolio turnover rate                                   136%      126%       44%       29%        4%

NET ASSETS, END OF YEAR (IN THOUSANDS)                $30,511   $35,090   $12,815   $12,003   $15,123


(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

(c)  Ratio does not round to 0.01%.

* Based on average monthly shares outstanding.

See accompanying notes to financial statements.

  FINANCIAL HIGHLIGHTS

GLOBAL RESOURCES FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                                        2005       2004      2003      2002      2001

NET ASSET VALUE, BEGINNING OF YEAR                     $8.39      $5.14     $4.93     $4.01     $3.88
-----------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income (loss)                           .25        .12      (.05)     (.06)     (.06)
  Net realized and unrealized gain                      4.67       3.26       .35       .98       .19
                                                    --------   --------   -------   -------   -------
  Total from investment activities                      4.92       3.38       .30       .92       .13
                                                    --------   --------   -------   -------   -------
Distributions
  From net investment income                            (.34)      (.13)     (.09)       --        --
  From net realized gains                               (.30)        --        --        --        --
                                                    --------   --------   -------   -------   -------
  Total distributions                                   (.64)      (.13)     (.09)       --        --
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                          $12.67      $8.39     $5.14     $4.93     $4.01
-----------------------------------------------------------------------------------------------------
TOTAL RETURN (excluding account fees) (a)              60.21%     65.73%     6.43%    22.94%     3.35%
Ratios to Average Net Assets (b):
  Net investment income (loss)                           .91%       .74%    (1.38)%   (1.57)%   (1.47)%
  Total expenses                                        1.30%      1.54%     3.75%     3.83%     3.61%
  Expenses reimbursed or offset (c)                       --         --        --        --        --
  Net expenses                                          1.30%      1.54%     3.75%     3.83%     3.61%
Portfolio turnover rate                                  116%       140%      101%       96%       65%

NET ASSETS, END OF YEAR (IN THOUSANDS)              $488,183   $135,574   $14,884   $14,900   $11,887

WORLD PRECIOUS MINERALS FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                                        2005       2004       2003      2002      2001

NET ASSET VALUE, BEGINNING OF YEAR                    $13.68      $9.75     $10.43     $5.28     $6.43
------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment loss                                   (.22)      (.17)*     (.05)     (.07)     (.10)
  Net realized and unrealized gain (loss)               2.50       5.96       (.38)     5.22     (1.03)
                                                    --------   --------   --------   -------   -------
  Total from investment activities                      2.28       5.79       (.43)     5.15     (1.13)
                                                    --------   --------   --------   -------   -------
Distributions
  From net investment income                            (.46)     (1.86)      (.25)       --      (.02)
                                                    --------   --------   --------   -------   -------
  Total distributions                                   (.46)     (1.86)      (.25)       --      (.02)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                          $15.50     $13.68      $9.75    $10.43     $5.28
------------------------------------------------------------------------------------------------------
TOTAL RETURN (excluding account fees) (a)              16.50%     57.42%     (4.02)%   97.54%   (17.54)%
Ratios to Average Net Assets (b):
  Net investment loss                                  (1.01)%    (1.15)%    (1.36)%   (1.32)%   (1.51)%
  Total expenses                                        1.48%      1.47%      1.92%     2.27%     2.86%
  Expenses reimbursed or offset (c)                       --         --         --        --        --
  Net expenses                                          1.48%      1.47%      1.92%     2.27%     2.86%
Portfolio turnover rate                                   55%        65%       141%      104%       68%

NET ASSETS, END OF YEAR (IN THOUSANDS)              $268,312   $246,852   $107,212   $97,044   $42,455


(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

(c)  Ratio does not round to 0.01%.

* Based on average monthly shares outstanding.

See accompanying notes to financial statements.

  FINANCIAL HIGHLIGHTS

GOLD SHARES FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED JUNE 30,

                                                          2005      2004      2003      2002      2001

NET ASSET VALUE, BEGINNING OF YEAR                       $7.00     $5.18     $5.28     $2.83     $2.92
------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment loss                                     (.11)     (.10)     (.10)     (.06)     (.09)
  Net realized and unrealized gain                         .83      1.95        --      2.51        --
                                                       -------   -------   -------   -------   -------
  Total from investment activities                         .72      1.85      (.10)     2.45      (.09)
                                                       -------   -------   -------   -------   -------
Distributions
  From net investment income                              (.05)     (.03)       --        --        --
                                                       -------   -------   -------   -------   -------
  Total distributions                                     (.05)     (.03)       --        --        --
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                             $7.67     $7.00     $5.18     $5.28     $2.83
------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)                10.19%    35.57%    (1.89)%   86.57%    (3.08)%
Ratios to Average Net Assets (b):
  Net investment loss                                    (1.13)%   (1.45)%   (1.98)%   (1.99)%   (2.93)%
  Total expenses                                          1.97%     1.93%     2.64%     3.57%     5.79%
  Expenses reimbursed or offset (c)                         --        --        --        --        --
  Net expenses                                            1.97%     1.93%     2.64%     3.57%     5.79%
Portfolio turnover rate                                     66%       85%      138%      164%       95%

NET ASSETS, END OF YEAR (IN THOUSANDS)                 $63,816   $66,732   $45,720   $52,911   $22,231


(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

(c)  Ratio does not round to 0.01%.


See accompanying notes to financial statements.

  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
of U.S. Global Investors Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the U.S. Treasury Securities Cash Fund, U.S. Government Securities Savings Fund, Near-Term Tax Free Fund, Tax Free Fund, All American Equity Fund, China Region Opportunity Fund, Global Resources Fund, World Precious Minerals Fund and Gold Shares Fund (collectively, the "Funds"), each a portfolio of U.S. Global Investors Funds (Trust) as of June 30, 2005, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two-year period then ended and financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended June 30, 2001 were audited by other auditors whose report dated August 16, 2001 expressed an unqualified opinion.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting U.S. Global Investors Funds, as of June 30, 2005, and the results of their operations, the changes in their net assets and financial highlights for the periods described above, in conformity with accounting principles generally accepted in the United States of America.

                                                       /s/ KPMG LLP

Boston, Massachusetts
August 22, 2005

  TRUSTEES AND OFFICERS (UNAUDITED)                    June 30, 2005

The following table presents information about the Trustees as of June 30, 2005, together with a brief description of their principal occupations during the last five years. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his earlier death, resignation, retirement, incapacity or removal. The retirement age for Trustees ranges from 65 to 70. If you would like more information about the Trustees, you may call 1-800-US-FUNDS (1-800-873-8637) to request a free copy of the Statement of Additional Information.

NON-INTERESTED TRUSTEES

NAME (AGE)
ADDRESS
POSITIONS HELD WITH TRUST
LENGTH OF TIME SERVED
NUMBER OF PORTFOLIOS IN FUND      PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITIONS
COMPLEX OVERSEEN BY TRUSTEE      DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD
=================================================================================
James F. Gaertner (62)           PRINCIPAL OCCUPATION: President of Sam Houston
7900 Callaghan Road              State University from August 2001 to present.
San Antonio, TX 78229            Chairman of the Board of Directors of Tandy
Trustee                          Brands Accessories, Inc. from October 1997 to
2002 to present                  present.
Nine portfolios
---------------------------------------------------------------------------------
E. Douglas Hodo (70) PRINCIPAL OCCUPATION: Chief Executive Officer of 7900
Callaghan Road Houston Baptist University from 1987 to
San Antonio, TX 78229            present.
Trustee                          OTHER DIRECTORSHIPS HELD: Director of Stewart
1981 to present                  Information Services, Inc. from 1989 to present.
Nine portfolios
---------------------------------------------------------------------------------
Clark R. Mandigo (62)            PRINCIPAL OCCUPATION: Restaurant operator,
7900 Callaghan Road              business consultant from 1991 to present.
San Antonio, TX 78229            OTHER DIRECTORSHIPS HELD: Director of Lone Star
Trustee                          Steakhouse & Saloon, Inc. from 1992 to present
1998 to present                  and Horizon Organic Holding Corporation from
Thirteen portfolios              1996 to January 2004.
---------------------------------------------------------------------------------
Walter W. McAllister, III (63)   OTHER DIRECTORSHIPS HELD: Director, Texas
7900 Callaghan Road              Capital Banc Shares, Inc. from 1999 to present.
San Antonio, TX 78229            Chairman of the Board of Directors of Texas
Trustee                          Insurance Agency, Inc. from 1981 to 2000.
1998 to present                  Chairman of the Board of Directors of Bomac
Nine portfolios                  Sports Limited d.b.a. SA Sports Unlimited from
                                 December 1995 to 2000.
---------------------------------------------------------------------------------
Willem C.J. van Rensburg (66)    PRINCIPAL OCCUPATION: Professor of Geological
7900 Callaghan Road              Science and Petroleum Engineering, University of
San Antonio, TX 78229            Texas at Austin from September 1981 to present.
Trustee
1978 to present
Nine portfolios
=================================================================================

120




  TRUSTEES AND OFFICERS (UNAUDITED)                    June 30, 2005

INTERESTED TRUSTEE

NAME (AGE)
ADDRESS
POSITIONS HELD WITH TRUST
LENGTH OF TIME SERVED
NUMBER OF PORTFOLIOS IN FUND      PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITIONS
COMPLEX OVERSEEN BY TRUSTEE      DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD
=================================================================================
Frank Holmes* (50)               PRINCIPAL OCCUPATION: Chairman of the Board of
7900 Callaghan Road              Directors, Chief Executive Officer, and Chief
San Antonio, TX 78229            Investment Officer of the Adviser. Since October
Trustee, Chief Executive         1989, Mr. Holmes has served and continues to
Officer, Chief Investment        serve in various positions with the Adviser, its
Officer, President               subsidiaries, and the investment companies it
1989 to present                  sponsors.
Thirteen portfolios              OTHER DIRECTORSHIPS HELD: Director of 71316
                                 Ontario, Inc. from April 1987 to present and of
                                 F. E. Holmes Organization, Inc. from July 1978
                                 to present. Director of Franc-Or Resources Corp.
                                 from November 1994 to November 1996 and from
                                 June 2000 to November 2003. Chairman of the
                                 Board of Directors of Consolidated Fortress
                                 Resources, Inc. from November 2000 to November
                                 2003. Director of Broadband Collaborative
                                 Solutions from May 2000 to June 2002.
=================================================================================

*Mr. Holmes is an "interested person" of the Trust by virtue of his positions with U.S. Global Investors, Inc.

  TRUSTEES AND OFFICERS (UNAUDITED)                    June 30, 2005

The following table presents information about each Officer of the Trust as of June 30, 2005, together with a brief description of their principal occupations during the last five years. Each holds office until his or her successor is duly elected and qualified.

OFFICERS

                                   NAME (AGE)
ADDRESS
POSITIONS HELD WITH TRUST
LENGTH OF TIME SERVED              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
=================================================================================
Frank Holmes (50)                Chairman of the Board of Directors, Chief
7900 Callaghan Road              Executive Officer, and Chief Investment Officer
San Antonio, TX 78229            of the Adviser. Since October 1989, Mr. Holmes
Trustee, Chief Executive         has served and continues to serve in various
Officer, Chief Investment        positions with the Adviser, its subsidiaries,
Officer, President               and the investment companies it sponsors.
1989 to present
--------------------------------------------------------------------------------
Susan McGee (46)                 President and General Counsel of the Adviser.
7900 Callaghan Road              Since September 1992, Ms. McGee has served and
San Antonio, TX 78229            continues to serve in various positions with
Executive Vice President,        the Adviser, its subsidiaries, and the
Secretary, General Counsel       investment companies it sponsors.
1997 to present
--------------------------------------------------------------------------------
Catherine A. Rademacher (45)     Treasurer of the Trust and Chief Financial
7900 Callaghan Road              Officer of the Adviser. Since April 2004, Ms.
San Antonio, TX 78229            Rademacher has served in various positions with
Treasurer                        the Adviser, its subsidiaries, and the
August 2004 to present           investment companies it sponsors. Associate
                                 with Resources Connection from July 2003 to
                                 February 2004. Recruiting Manager with Robert
                                 Half International from November 2002 to June
                                 2003. Controller of Luby's Inc. from June 2000
                                 to October 2002.
=================================================================================

  ADDITIONAL INFORMATION (UNAUDITED)

 ADDITIONAL FEDERAL TAX INFORMATION

 The percentage of tax-exempt dividends paid by the Funds for the year ended June 30, 2005, was:

    Near-Term Tax Free                93.41%
    Tax Free                          95.13%

 The percentage of ordinary income dividends paid by the Funds during the year ended June 30, 2005, which qualify for the Dividends Received Deduction available to corporate shareholders was:

    Global Resources                   8.41%
    World Precious Minerals            1.84%
    Gold Shares                       32.45%

 The Funds hereby designate the following approximate amounts as capital gain dividends for the purpose of the dividends paid deduction:

    Global Resources              $5,136,520

 In January 2006, the Funds will report on Form 1099-DIV the tax status of all distributions made during the calendar year 2005. The Funds intend to distribute the maximum amount of qualified dividend income allowable. The amount of qualified dividend income distributed by each fund will be reported to shareholders on their Form 1099-DIV. Shareholders should use the information on Form 1099-DIV for their income tax returns.

 PROXY VOTING

 A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-US-FUNDS (1-800-873-8637). It also appears in the Funds' statement of additional information (Form 485B), which can be found on the SEC's website at www.sec.gov.

 Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-US-FUNDS (1-800-873-8637) or accessing the Funds' Form N-PX on the SEC's website at www.sec.gov.

  ADDITIONAL INFORMATION (UNAUDITED)

 AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

 The Funds provide complete lists of holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Funds' semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the lists with the SEC on Form N-Q. Shareholders can look up the Funds' Forms N-Q on the SEC's website at www.sec.gov. You may also visit or call the SEC's Public Room in Washington, D.C. (1-202-942-8090) or send a request plus a duplicating fee to the SEC, Public Reference Section, Washington, DC 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

 APPROVAL OF THE ADVISORY AGREEMENT FOR EACH FUND

 On February 11, 2005, the Board of Trustees, including all of the Trustees that are not "interested persons" of the Trust (the "Independent Trustees"), approved continuation of the advisory agreement with the Adviser for each Fund for an additional one-year term effective March 1, 2005. In considering approval of the agreement, the Trustees reviewed a variety of materials relating to each Fund and the Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a "Peer Group"), performance information for a benchmark index for each Fund (each, a "Fund Benchmark") and other information regarding the nature, extent and quality of the services provided by the Adviser and its affiliated companies, including performance, fee and expense information regarding each Fund provided to the Trustees on a quarterly basis throughout the year.

 The Independent Trustees began the process of reviewing information and considering approval of the agreement in November 2004 and were represented by independent legal counsel throughout the process. Prior to acting on the matter, the Independent Trustees met separately as a group in private sessions with their independent legal counsel to review and discuss the foregoing information and also met with management to discuss responses to questions raised during the process. In addition, the Independent Trustees received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the agreement.

 In considering the nature, extent and quality of the services provided by the Adviser, the Trustees reviewed information relating to the Adviser's operations and personnel. Among other things, the Adviser provided biographical information on its professional staff and descriptions of its organizational and management structure. In the course of their deliberations the Trustees evaluated, among other things, information relating to the investment philosophy, strategies and techniques used in managing each Fund, the qualifications and experience of the Adviser's investment personnel, the Adviser's compliance programs, the Adviser's brokerage practices, including the extent to which the Adviser obtains research through "soft dollar" arrangements with the Funds' brokerage, and the financial and non-financial resources available to provide services required under the advisory agreement.

  ADDITIONAL INFORMATION (UNAUDITED)

 In considering the reasonableness of the fee payable to the Adviser for managing each Fund, the Trustees reviewed, among other things, financial statements of the Adviser and an analysis of the profitability to the Adviser and its affiliates of their relationship with each Fund over various time periods, which analysis identified all revenues and other benefits received by the Adviser and its affiliates from managing each Fund, the costs associated with providing such services and the resulting profitability to the Adviser and its affiliates from these relationships on a Fund-by-Fund basis and as a group of Funds (the "Fund Family"). The Trustees considered the current and anticipated asset levels of each Fund and the willingness of the Adviser to waive fees and pay expenses of the Funds from time to time to limit the total expenses of the Funds. The Trustees concluded that the profitability to the Adviser and its affiliates from their relationship with the Funds is not excessive and that the Adviser is not realizing material benefits from economies of scale that would warrant adjustments to the fees for any Fund at this time. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Adviser and the levels of profitability associated with providing these services, the fees charged by the Adviser under the Advisory Agreement to each Fund are reasonable.

 In addition to the foregoing, the Trustees considered the specific factors and reached the related conclusions set forth below with respect to each Fund:

 U.S. Government Securities Savings Fund
 ---------------------------------------

 The Trustees noted that the U.S. Government Securities Saving Fund has been among the top performing funds of its Peer Group and has substantially outperformed its Fund Benchmark for all relevant time periods ended August 31, 2004. Accordingly, the Trustees concluded that the Fund's performance has been satisfactory. In determining that the fees charged by the Adviser are reasonable, the Trustees also noted that, over various time periods, the Adviser has waived fees and paid expenses of the Fund and that the Fund's management fees and total expenses, net of contractual waivers and expense reimbursements, are at or below the median for its Peer Group.

 U.S. Treasury Securities Cash Fund
 ----------------------------------

 The Trustees noted that the U.S. Treasury Securities Cash Fund has substantially underperformed its Peer Group and Fund Benchmark for all relevant time periods ended August 31, 2004 but concluded that the Fund's performance has been consistent with reasonable expectations in light of the nature, quality and extent of the services provided to shareholders. In this regard, the Trustees noted that the Fund is used by most shareholders as a substitute for a traditional checking account, that the Fund's high expenses relative to the Peer Group are explained, in part, by the unlimited free checkwriting and related shareholder services offered by the Fund, and that the Fund's performance relative to its Peer Group and Fund Benchmark is attributable to the relatively high expenses incurred by the Fund in making these services available to shareholders. The Trustees received assurances that management is seeking to identify alternative methods of making these checkwriting and related services available to shareholders at a reduced cost to the Fund. In determining that the fees charged by the Adviser are reasonable, the Trustees noted that the Fund's management fee is at the median of its Peer Group.

  ADDITIONAL INFORMATION (UNAUDITED)

 Tax Free Fund
 -------------

 The Trustees noted that, the Tax Free Fund has underperformed its Peer Group and its Fund Benchmark for all relevant time periods ended August 31, 2004. The Trustees also noted that the Fund's performance was adversely affected in recent years by the Fund's small size and liquidity needs and the Fund's greater exposure to higher quality bonds relative to the Peer Group. The Trustees concluded that, in light of the foregoing, the Fund's performance has been consistent with reasonable expectations. In determining that the fees charged by the Adviser are reasonable, the Trustees noted that, over various time periods, the Adviser has waived fees and paid expenses of the Fund and that the Fund's management fees and total expenses, net of contractual waivers and expense reimbursements, are at the median for its Peer Group.

 Near-Term Tax Free Fund
 -----------------------

 The Trustees noted that the Near-Term Tax Free Fund has performed at or above the median of its Peer Group for the one, two, three and four-year periods ended August 31, 2004, although the Fund has performed slightly below its Fund Benchmark for these same time periods. Accordingly, the Trustees concluded that the Fund's overall performance has been satisfactory. In determining that the fees charged by the Adviser are reasonable, the Trustees noted that the Fund is among the smallest funds in its Peer Group, that over various time periods the Adviser has waived fees and paid expenses of the Fund, and that the Fund's management fees and total expenses, net of contractual waivers and expense reimbursements, are among the lowest for its Peer Group.

 All American Equity Fund
 ------------------------

 The Trustees noted that the All American Equity Fund has underperformed its Peer Group and its Fund Benchmark for all relevant time periods ended August 31, 2004. The Trustees received assurances that, subsequent to August 31, 2004, the Adviser had modified the process used for screening and selecting investment securities for the Fund and that the performance of the Fund had improved following these actions. The Trustees concluded that it would be reasonable to allow additional time to evaluate the effectiveness of the Adviser's actions. In determining that the fees charged by the Adviser are reasonable, the Trustees noted that, over various time periods, the Adviser has waived fees and paid expenses of the Fund and that the Fund's management fee, net of contractual waivers, is among the lowest of its Peer Group. The Trustees also noted that the non-management related expenses of the Fund are high relative to its Peer Group and concluded that this is consistent with reasonable expectations in light of the small size of the Fund, the small size of the Fund Family and the small average account size of the Fund relative to its Peer Group.

 China Region Opportunity Fund
 -----------------------------

 The Trustees noted that the China Region Opportunity Fund had outperformed its Peer Group for the one-year period ended August 31, 2004, although the Fund has underperformed its Peer Group for longer time periods. The Trustees concluded that the overall performance of the Fund has been satisfactory. In determining that the fees charged by the Adviser are reasonable, the

  ADDITIONAL INFORMATION (UNAUDITED)

 Trustees noted that, although the Fund's management fees and total expenses are above the median for its Peer Group, such fees and expenses are within the range of fees and expenses of the Peer Group and consistent with reasonable expectations in light of the size of the Fund and the nature, quality and extent of the services provided by the Adviser. In this regard, the Trustees noted that the Adviser has committed substantial resources to monitoring the valuation of portfolio securities and administering the Fund's short-term trading fees in an effort to prevent the Fund from experiencing dilution from purchases and redemptions of Fund shares.

 Global Resources Fund
 ---------------------

 The Trustees noted that the Global Resources Fund has been among the top performing funds in its Peer Group for the one, two, three, four and five-year periods ended August 31, 2004 and has substantially outperformed its Fund Benchmark for all such periods. Accordingly, the Trustees concluded that the Fund's performance has been satisfactory. In determining that the fees charged by the Adviser are reasonable, the Trustees noted that, although the Fund's management fee and total expenses are above the median for its Peer Group, such fees and expenses are within the range of fees and expenses of the Peer Group and consistent with reasonable expectations in light of the size of the Fund and the nature, quality and extent of the services provided by the Adviser. In this regard, the Trustees noted that the Adviser has committed substantial resources to identifying investments for the Fund in early-stage mining and exploration companies that provide the potential for significant returns, albeit at greater risk, and that the Adviser has been successful in deploying this investment strategy to the benefit of shareholders of the Fund.

 World Precious Minerals Fund
 ----------------------------

 The Trustees noted that the World Precious Minerals Fund has been among the top performing funds in its Peer Group for the one, two, and three-year periods ended August 31, 2004 and has substantially outperformed its Fund Benchmark for all such periods. Accordingly, the Trustees concluded that the Fund's performance has been satisfactory. In determining that the fees charged by the Adviser are reasonable, the Trustees noted that the Fund's total expenses are below the median for its Peer Group. In addition, the Trustees noted that, although the Fund's management fee is higher than the median for its Peer Group, such fee is consistent with reasonable expectations in light of the size of the Fund and the nature, quality and extent of the services provided by the Adviser. In this regard, the Trustees noted that the Adviser has committed substantial resources to identifying investments for the Fund in early-stage mining and exploration companies that provide the potential for significant returns, albeit at greater risk, and that the Adviser has been successful in deploying this investment strategy to the benefit of shareholders of the Fund.

 In evaluating the quality of the services provided by the Adviser and the effectiveness of the investment strategies deployed in managing the Fund, the Trustees noted that the Fund does not prohibit shareholders from trading frequently in shares of the Fund, although shareholders that trade frequently in shares are required to pay fees to the Fund in accordance with the Fund's redemption fee policy. The Trustees noted that the Adviser's strategies for managing the Fund's

  ADDITIONAL INFORMATION (UNAUDITED)

 assets are compatible with the frequent trading strategies used by some of the Fund's shareholders, that the short-term trading fees collected from such shareholders appear to compensate the Fund adequately for the costs associated with these trading strategies, and that the Adviser's cash management strategies, in combination with the Fund's valuation policies and procedures for early cut-offs on purchases and exchanges, protect the Fund from dilution and, over time, provide opportunities to enhance the performance of the Fund.

 Gold Shares Fund
 ----------------

 The Trustees noted that the Gold Shares Fund has outperformed its Peer Group and its Fund Benchmark for the one, two, and three-year periods ended August 31, 2004. Accordingly, the Trustees concluded that the Fund's performance has been satisfactory. In determining that the fees charged by the Adviser are reasonable, the Trustees noted that the Fund's management fee is below the median for its Peer Group. In addition, the Trustees noted that the Adviser has committed substantial resources to identifying investments for the Fund in early-stage mining and exploration companies that provide the potential for significant returns, albeit at greater risk, and that the Adviser has been successful in deploying this investment strategy to the benefit of shareholders of the Fund. The Trustees also noted that the Fund's total expenses are among the highest of its Peer Group, although the Trustees concluded that such expenses are consistent with reasonable expectations in light of the small size of the Fund, the small size of the Fund Family and the small average account size of the Fund relative to its Peer Group.

 In evaluating the quality of the services provided by the Adviser and the effectiveness of the investment strategies deployed in managing the Fund, the Trustees noted that the Fund does not prohibit shareholders from trading frequently in shares of the Fund, although shareholders that trade frequently in shares are required to pay fees to the Fund in accordance with the Fund's redemption fee policy. The Trustees noted that the Adviser's strategies for managing the Fund's assets are compatible with the frequent trading strategies used by some of the Fund's shareholders, that the short-term trading fees collected from such shareholders appear to compensate the Fund adequately for the costs associated with these trading strategies, and that the Adviser's cash management strategies, in combination with the Fund's valuation policies and procedures for early cut-offs on purchases and exchanges, protect the Fund from dilution and, over time, provide opportunities to enhance the performance of the Fund.

                             * * * * * *

 Based on all of the above-mentioned factors and related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the advisory agreement would be in the interests of each Fund and its shareholders. Accordingly, on February 11, 2005, the Trustees, including all of the Independent Trustees, voted to approve continuation of the advisory agreement with respect to each Fund.

128

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


ITEM 2. CODE OF ETHICS.

As of the end of the period covered on this report, the registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 11(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that the registrant has at least four "audit committee financial experts" serving on its audit committee:
Dr. James F. Gaertner, Dr. E. Douglas Hodo, Mr. Clark R. Mandigo, and Mr. Walter
W. McAllister, III are "independent" (as defined in Item 3 of Form N-CSR.)

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(A) AUDIT FEES
The aggregate fees billed to the registrant for professional serv ices rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements were $163,000 and $154,000 for the fiscal years ended June 30, 2005 and 2004, respectively.

(B) AUDIT-RELATED FEES
The aggregate fees billed for assurance and related services by the registrant's principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
(a) of this Item were $36,052 and $36,368 for the fiscal years ended June 30, 2005 and 2004, respectively. These fees related to the issuance of a report on internal controls.

(C) TAX FEES
The aggregate fees billed for professional services rendered by the registrant's principal accountant for tax compliance, tax advice and tax planning were $26,700 and $25,450 for the fiscal years ended June 30, 2005 and 2004, respectively. The nature of the services comprising the tax fees included the review of the registrant's income and excise tax returns and distribution requirements.

(D) ALL OTHER FEES
There were no other fees during the fiscal years ended June 30, 2005 and 2004 billed to the registrant.

(E)(1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including approval in advance of audit and non-audit services at regularly scheduled audit committee meetings. If non-audit services are required between regularly scheduled audit committee meetings, approval may be authorized by the chairman of the audit committee with prompt notification of other audit committee members and ratification at the next scheduled audit committee meeting, provided the fees for such services amount to no more than 5 percent of the annual audit fees for the registrant. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.
     (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(F) Less than 50 percent of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(G) The aggregate fees billed by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $80,799 and $75,150 for the fiscal years ended June 30, 2005 and 2004, respectively.

(H)  All  non-audit  services  rendered  in (g)  above  were  considered  by the
registrant's   audit  committee  in  maintaining   the  principal   accountant's
independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

1. The registrant's president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2. There was no change in the registrant's internal control over financial reporting that occurred in the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)   Code of ethics that is subject to the disclosure of Item 2 hereof

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(a)(3)   Not applicable

(b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. GLOBAL INVESTORS FUNDS



By:      /s/Frank E. Holmes
         ------------------
         Frank E. Holmes
         President, Chief Executive Officer

Date:    September 8, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:      /s/Frank E. Holmes
         ------------------
         Frank E. Holmes
         President, Chief Executive Officer

Date:    September 8, 2005




By:      /s/Catherine A. Rademacher
         --------------------------
         Catherine A. Rademacher
         Chief Financial Officer

Date:    September 8, 2005

                                  EXHIBIT INDEX

(a)(1)   Code of ethics that is subject to the disclosure of Item 2 hereof

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002